UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-04375
Name of Fund:
BlackRock Multi-State Municipal Series Trust
BlackRock New York Municipal Opportunities Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
6/30/2024
Date of reporting period:
6/30/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock New York Municipal Opportunities Fund
Institutional Shares | MANKX
Annual Shareholder Report — June 30, 2024

This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$73	0.71%
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with income playing the largest role in total returns.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
In terms of maturities, holdings in bonds maturing in the 20- to 25-year range produced the best returns. AA and A rated issues were the top performers by credit tier, and the largest sector contributions came from utilities, transportation, and state tax-backed securities. At the individual security level, two Puerto Rico issues were top performers. A sales tax bond gained on the strength of the issuer’s favorable collection performance. A utility issue also performed well, driven by a favorable legal decision.
What detracted from performance?
At a time of positive market performance, no sectors, credit tiers, or maturity ranges finished with negative absolute returns. However, a bond in the private education sector finished with a loss after the school announced its closure.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 1, 2014 through June 30, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	6.14%	1.47%	3.04%
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Customized Reference Benchmark	3.72	1.26	N/A
Key Fund statistics
Net Assets	$1,197,825,174
Number of Portfolio Holdings	363
Net Investment Advisory Fees	$4,913,673
Portfolio Turnover Rate	31%
The Fund's returns shown prior to February 18, 2015, are the returns of the Fund when it followed different investment strategies under the name BlackRock New York Municipal Bond Fund.
The Customized Reference Benchmark (commenced on September 30, 2016) is comprised of Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD (85%), Bloomberg Municipal Bond: New York High Yield (non-Investment Grade) Total Return Index (10%) and Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (5%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.0%
State	17.9
Utilities	17.0
County/City/Special District/School District	16.4
Education	10.7
Housing	4.6
Tobacco	3.2
Health	1.7
Corporate	1.4
Hotels, Restaurants & Leisure	0.1
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.6%
AA/Aa	54.7
A	14.5
BBB/Baa	7.9
BB/Ba	0.6
B	0.8
N/R(d)	9.9
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New York Municipal Opportunities Fund
Institutional Shares | MANKX
Annual Shareholder Report — June 30, 2024
MANKX-06/24-AR

BlackRock New York Municipal Opportunities Fund
Investor A Shares | MENKX
Annual Shareholder Report — June 30, 2024

This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$99	0.96%
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with income playing the largest role in total returns.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
In terms of maturities, holdings in bonds maturing in the 20- to 25-year range produced the best returns. AA and A rated issues were the top performers by credit tier, and the largest sector contributions came from utilities, transportation, and state tax-backed securities. At the individual security level, two Puerto Rico issues were top performers. A sales tax bond gained on the strength of the issuer’s favorable collection performance. A utility issue also performed well, driven by a favorable legal decision.
What detracted from performance?
At a time of positive market performance, no sectors, credit tiers, or maturity ranges finished with negative absolute returns. However, a bond in the private education sector finished with a loss after the school announced its closure.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 1, 2014 through June 30, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	5.87%	1.22%	2.79%
Investor A Shares (with sales charge)	1.37	0.34	2.34
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Customized Reference Benchmark	3.72	1.26	N/A
Key Fund statistics
Net Assets	$1,197,825,174
Number of Portfolio Holdings	363
Net Investment Advisory Fees	$4,913,673
Portfolio Turnover Rate	31%
The Fund's returns shown prior to February 18, 2015, are the returns of the Fund when it followed different investment strategies under the name BlackRock New York Municipal Bond Fund.
The Customized Reference Benchmark (commenced on September 30, 2016) is comprised of Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD (85%), Bloomberg Municipal Bond: New York High Yield (non-Investment Grade) Total Return Index (10%) and Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (5%).
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.0%
State	17.9
Utilities	17.0
County/City/Special District/School District	16.4
Education	10.7
Housing	4.6
Tobacco	3.2
Health	1.7
Corporate	1.4
Hotels, Restaurants & Leisure	0.1
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.6%
AA/Aa	54.7
A	14.5
BBB/Baa	7.9
BB/Ba	0.6
B	0.8
N/R(d)	9.9
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New York Municipal Opportunities Fund
Investor A Shares | MENKX
Annual Shareholder Report — June 30, 2024
MENKX-06/24-AR

BlackRock New York Municipal Opportunities Fund
Investor A1 Shares | MDNKX
Annual Shareholder Report — June 30, 2024

This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$83	0.81%
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with income playing the largest role in total returns.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
In terms of maturities, holdings in bonds maturing in the 20- to 25-year range produced the best returns. AA and A rated issues were the top performers by credit tier, and the largest sector contributions came from utilities, transportation, and state tax-backed securities. At the individual security level, two Puerto Rico issues were top performers. A sales tax bond gained on the strength of the issuer’s favorable collection performance. A utility issue also performed well, driven by a favorable legal decision.
What detracted from performance?
At a time of positive market performance, no sectors, credit tiers, or maturity ranges finished with negative absolute returns. However, a bond in the private education sector finished with a loss after the school announced its closure.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 1, 2014 through June 30, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	6.03%	1.38%	2.93%
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Customized Reference Benchmark	3.72	1.26	N/A
Key Fund statistics
Net Assets	$1,197,825,174
Number of Portfolio Holdings	363
Net Investment Advisory Fees	$4,913,673
Portfolio Turnover Rate	31%
The Fund's returns shown prior to February 18, 2015, are the returns of the Fund when it followed different investment strategies under the name BlackRock New York Municipal Bond Fund.
The Customized Reference Benchmark (commenced on September 30, 2016) is comprised of Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD (85%), Bloomberg Municipal Bond: New York High Yield (non-Investment Grade) Total Return Index (10%) and Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (5%).
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.0%
State	17.9
Utilities	17.0
County/City/Special District/School District	16.4
Education	10.7
Housing	4.6
Tobacco	3.2
Health	1.7
Corporate	1.4
Hotels, Restaurants & Leisure	0.1
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.6%
AA/Aa	54.7
A	14.5
BBB/Baa	7.9
BB/Ba	0.6
B	0.8
N/R(d)	9.9
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New York Municipal Opportunities Fund
Investor A1 Shares | MDNKX
Annual Shareholder Report — June 30, 2024
MDNKX-06/24-AR

BlackRock New York Municipal Opportunities Fund
Investor C Shares | MFNKX
Annual Shareholder Report — June 30, 2024

This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$175	1.71%
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with income playing the largest role in total returns.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
In terms of maturities, holdings in bonds maturing in the 20- to 25-year range produced the best returns. AA and A rated issues were the top performers by credit tier, and the largest sector contributions came from utilities, transportation, and state tax-backed securities. At the individual security level, two Puerto Rico issues were top performers. A sales tax bond gained on the strength of the issuer’s favorable collection performance. A utility issue also performed well, driven by a favorable legal decision.
What detracted from performance?
At a time of positive market performance, no sectors, credit tiers, or maturity ranges finished with negative absolute returns. However, a bond in the private education sector finished with a loss after the school announced its closure.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 1, 2014 through June 30, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	5.08%	0.46%	2.17%
Investor C Shares (with sales charge)	4.08	0.46	2.17
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Customized Reference Benchmark	3.72	1.26	N/A
Key Fund statistics
Net Assets	$1,197,825,174
Number of Portfolio Holdings	363
Net Investment Advisory Fees	$4,913,673
Portfolio Turnover Rate	31%
The Fund's returns shown prior to February 18, 2015, are the returns of the Fund when it followed different investment strategies under the name BlackRock New York Municipal Bond Fund.
The Customized Reference Benchmark (commenced on September 30, 2016) is comprised of Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD (85%), Bloomberg Municipal Bond: New York High Yield (non-Investment Grade) Total Return Index (10%) and Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (5%).
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.0%
State	17.9
Utilities	17.0
County/City/Special District/School District	16.4
Education	10.7
Housing	4.6
Tobacco	3.2
Health	1.7
Corporate	1.4
Hotels, Restaurants & Leisure	0.1
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.6%
AA/Aa	54.7
A	14.5
BBB/Baa	7.9
BB/Ba	0.6
B	0.8
N/R(d)	9.9
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New York Municipal Opportunities Fund
Investor C Shares | MFNKX
Annual Shareholder Report — June 30, 2024
MFNKX-06/24-AR

BlackRock New York Municipal Opportunities Fund
Class K Shares | MKNKX
Annual Shareholder Report — June 30, 2024

This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$68	0.66%
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with income playing the largest role in total returns.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
In terms of maturities, holdings in bonds maturing in the 20- to 25-year range produced the best returns. AA and A rated issues were the top performers by credit tier, and the largest sector contributions came from utilities, transportation, and state tax-backed securities. At the individual security level, two Puerto Rico issues were top performers. A sales tax bond gained on the strength of the issuer’s favorable collection performance. A utility issue also performed well, driven by a favorable legal decision.
What detracted from performance?
At a time of positive market performance, no sectors, credit tiers, or maturity ranges finished with negative absolute returns. However, a bond in the private education sector finished with a loss after the school announced its closure.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 1, 2014 through June 30, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	6.19%	1.52%	3.07%
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Customized Reference Benchmark	3.72	1.26	N/A
Key Fund statistics
Net Assets	$1,197,825,174
Number of Portfolio Holdings	363
Net Investment Advisory Fees	$4,913,673
Portfolio Turnover Rate	31%
The Fund's returns shown prior to February 18, 2015, are the returns of the Fund when it followed different investment strategies under the name BlackRock New York Municipal Bond Fund.
The Customized Reference Benchmark (commenced on September 30, 2016) is comprised of Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD (85%), Bloomberg Municipal Bond: New York High Yield (non-Investment Grade) Total Return Index (10%) and Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (5%).
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.0%
State	17.9
Utilities	17.0
County/City/Special District/School District	16.4
Education	10.7
Housing	4.6
Tobacco	3.2
Health	1.7
Corporate	1.4
Hotels, Restaurants & Leisure	0.1
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.6%
AA/Aa	54.7
A	14.5
BBB/Baa	7.9
BB/Ba	0.6
B	0.8
N/R(d)	9.9
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New York Municipal Opportunities Fund
Class K Shares | MKNKX
Annual Shareholder Report — June 30, 2024
MKNKX-06/24-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Catherine A. Lynch

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock New York Municipal Opportunities Fund	$33,864	$33,864	$0	$44	$15,080	$16,300	$407	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock New York Municipal Opportunities Fund	$15,487	$16,344

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 – Audit Committee of Listed Registrant – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

June 30, 2024
2024 Annual Financial Statements

BlackRock Multi-State Municipal Series Trust
• BlackRock New York Municipal Opportunities Fund
BlackRock Municipal Bond Fund, Inc.
• BlackRock High Yield Municipal Fund
• BlackRock National Municipal Fund
• BlackRock Short-Term Municipal Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
Each of BlackRock New York Municipal Opportunities Fund, BlackRock High Yield Municipal Fund and BlackRock National Municipal Fund may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, each Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide each Fund with economic benefits in periods of declining short-term interest rates but expose each Fund to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect each Fund’s NAV per share.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage.  If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

The Benefits and Risks of Leveraging / Derivative Financial Instruments

Schedule of Investments
June 30, 2024
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Hotels, Restaurants & Leisure — 0.1%
YMCA of Greater New York, 2.30%, 08/01/26	$1,000	$ 922,988
Total Corporate Bonds — 0.1% (Cost: $1,000,000)		922,988
Municipal Bonds
Florida — 0.5%
Transportation — 0.5%
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32(a)(b)	5,510	5,850,738
Illinois — 0.0%
County/City/Special District/School District — 0.0%
Chicago Board of Education, GO, BAB, 6.14%, 12/01/39	615	577,812
New York — 83.7%
Corporate — 1.5%
Build NYC Resource Corp., Refunding RB(b)
AMT, 4.50%, 01/01/25	100	99,976
AMT, 5.00%, 01/01/35	100	100,078
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	14,365	16,592,879
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	650	652,998
		17,445,931
County/City/Special District/School District — 13.9%
Battery Park City Authority, Refunding RB
Series B, 5.00%, 11/01/38	3,750	4,097,499
Series B, 5.00%, 11/01/40	8,500	9,202,355
City of New York, GO
Series B, 5.25%, 10/01/43	1,500	1,673,349
Series B-1, 5.00%, 10/01/43	3,000	3,184,088
Series C, 5.25%, 03/01/49	5,000	5,554,705
Series D, 5.38%, 06/01/32	15	15,016
Series D, 5.50%, 04/01/48	8,000	9,097,980
Series D-1, 5.00%, 03/01/43	2,000	2,135,469
Series D-1, 5.50%, 05/01/44	2,500	2,809,312
Series E-1, 5.00%, 03/01/40	6,000	6,288,052
Series I, 5.00%, 03/01/36	1,750	1,751,154
Sub-Series E1, 5.25%, 04/01/47	5,000	5,539,238
Sub-Series E-1, 4.00%, 04/01/45	2,425	2,422,014
City of New York, Refunding GO, Series C-3, 2.46%, 08/01/33	2,145	1,757,494
County of Nassau New York, GOL
Series A, 4.00%, 04/01/39	1,000	1,038,510
Series A, 4.00%, 04/01/42	3,145	3,184,071
Series A, 5.00%, 04/01/45	5,000	5,558,351
Series A, 5.00%, 04/01/47	3,925	4,330,260
Series B, (AGM), 5.00%, 07/01/42	4,190	4,396,665
Series B, (AGM), 5.00%, 07/01/45	4,960	5,184,096
County of Nassau New York, Refunding GOL
Series B, 5.00%, 04/01/41	1,250	1,400,706
Series B, 5.00%, 04/01/42	1,500	1,672,001
Series B, (AGM), 5.00%, 04/01/44	2,425	2,600,037
New York City Industrial Development Agency, RB(c)
(AGC), 0.00%, 03/01/41	4,155	1,997,726
(AGC), 0.00%, 03/01/42	5,500	2,489,183
Security	Par (000)	Value
County/City/Special District/School District (continued)
New York City Industrial Development Agency, RB(c) (continued)
(AGC), 0.00%, 03/01/43	$2,000	$ 852,236
(AGC), 0.00%, 03/01/45	2,450	926,721
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 5.00%, 11/01/35	200	200,204
Sub-Series B-1, 5.00%, 11/01/36	680	680,640
Series A, Subordinate, 5.00%, 05/01/45	6,700	7,333,443
Series A, Subordinate, 5.00%, 05/01/46	4,000	4,352,183
Series C-1, Subordinate, 4.00%, 02/01/42	6,000	6,051,660
Series C-3, Subordinate, 5.00%, 05/01/40	15,000	15,756,612
New York City Transitional Finance Authority, RB, Series F-1, 5.25%, 02/01/53	5,960	6,590,245
New York Convention Center Development Corp., RB, CAB, Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55(c)	5,500	1,167,666
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	4,000	4,039,565
5.00%, 11/15/45	8,490	8,557,544
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	5,320	5,317,874
Series A, Sustainability Bonds, 2.75%, 11/15/41	17,000	13,602,314
Suffolk Regional Off-Track Betting Co., RB, 5.00%, 12/01/34	1,245	1,256,957
		166,065,195
Education — 10.9%
Albany Capital Resource Corp., Refunding RB(d)(e)
4.00%, 07/01/41	1,650	891,000
4.00%, 07/01/51	1,705	920,700
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	85	85,856
5.00%, 10/01/48	1,040	1,041,969
Buffalo & Erie County Industrial Land Development Corp., Refunding RB
Series A, 4.50%, 06/01/27	630	624,215
Series A, 5.00%, 06/01/35	655	670,627
Build NYC Resource Corp., RB(b)
5.00%, 02/01/33	705	682,420
5.63%, 02/01/39	1,285	1,289,040
5.75%, 02/01/49	1,145	1,134,121
Series A, 4.88%, 05/01/31	600	600,214
Series A, 5.13%, 05/01/38	140	141,392
Series A, 5.50%, 05/01/48	2,175	2,186,379
Sustainability Bonds, 5.75%, 06/01/42	500	528,564
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/33	275	282,288
5.00%, 06/01/35	250	251,586
5.00%, 08/01/35	740	758,979
5.00%, 06/01/40	310	311,963
5.00%, 08/01/47	725	729,039
5.00%, 11/01/47	2,900	3,234,724
Series A, 5.00%, 06/01/43	325	325,143
County of Cattaraugus New York, RB
5.00%, 05/01/34	130	130,087
5.00%, 05/01/39	225	225,151
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	1,000	1,000,581

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
June 30, 2024
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	$1,910	$ 1,985,208
5.00%, 07/01/48	480	493,993
5.00%, 07/01/52	9,145	9,630,705
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	1,980	2,043,676
5.00%, 07/01/45	8,710	9,310,985
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/34	570	570,792
5.00%, 10/01/35	265	265,361
5.00%, 07/01/47	2,165	2,211,091
Monroe County Industrial Development Corp., RB
Series A, 5.00%, 07/01/53	3,230	3,452,293
Series B, 5.13%, 07/01/33	3,145	3,180,264
Monroe County Industrial Development Corp., Refunding RB, Series C, 4.00%, 07/01/37	1,765	1,780,815
New York State Dormitory Authority, RB
5.00%, 07/01/26	1,015	1,016,025
Series 1, (BHAC-CR AMBAC), 5.50%, 07/01/31	475	526,363
Series 1, (AMBAC), 5.50%, 07/01/40	500	584,018
Series A, 5.25%, 07/01/24(f)	250	250,000
Series A, 5.50%, 07/01/24(f)	500	500,000
Series A, 5.00%, 07/01/43	8,065	8,435,027
Series A, 5.00%, 07/01/49	6,380	6,676,147
Series A, Sustainability Bonds, 5.00%, 07/01/48	735	795,745
New York State Dormitory Authority, Refunding RB
2.26%, 07/01/30	4,000	3,475,568
5.00%, 07/01/44	5,000	5,482,881
Series A, 2.58%, 07/01/33	2,190	1,822,546
Series A, 4.00%, 07/01/37	1,000	1,028,081
Series A, 5.00%, 07/01/37	350	352,948
Series A, 5.00%, 07/01/41	500	508,567
Series A, 4.00%, 07/01/46	10,180	9,951,773
Series A, 5.00%, 07/01/46	675	687,332
Series A, 5.00%, 07/01/51	3,000	3,203,247
Series A, 5.50%, 07/01/54	7,500	8,570,752
Series B, 1.64%, 07/01/26	2,000	1,869,581
Series B, 3.78%, 07/01/34	2,100	1,907,984
Series B, 5.00%, 10/01/38	10,000	10,652,410
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 05/01/40	135	137,932
4.00%, 12/01/41	3,760	3,777,937
5.00%, 12/01/45	3,650	3,860,070
Schenectady County Capital Resource Corp., Refunding RB, 5.25%, 07/01/52	285	309,859
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 07/01/37	885	885,152
		130,239,166
Health — 1.7%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 07/01/35	665	617,664
Dutchess County Local Development Corp., RB, Series A, 5.00%, 07/01/24(f)	750	750,000
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	4,345	4,488,941
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	355	280,430
Security	Par (000)	Value
Health (continued)
Monroe County Industrial Development Corp., RB
5.00%, 12/01/29	$660	$ 669,276
4.00%, 12/01/41	100	94,756
Series A, 5.00%, 12/01/37	370	369,999
New York State Dormitory Authority, Refunding RB
5.00%, 05/01/38	1,705	1,867,670
4.00%, 07/01/38	110	88,067
4.00%, 07/01/39	140	110,756
4.00%, 07/01/40	325	253,976
5.00%, 07/01/41	450	394,520
4.00%, 07/01/45	460	339,401
5.00%, 05/01/52	4,000	4,195,461
Southold Local Development Corp., RB, 4.00%, 12/01/45	1,900	1,688,687
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	285	285,153
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	1,145	1,144,954
Westchester County Healthcare Corp., Refunding RB, Series B, Senior Lien, 6.00%, 11/01/30	105	105,055
Westchester County Local Development Corp., Refunding RB
5.00%, 11/01/34	500	487,093
5.00%, 07/01/41(b)	1,150	1,160,607
5.00%, 07/01/56(b)	1,270	1,224,783
		20,617,249
Housing — 4.6%
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, 3.15%, 11/01/36	400	363,330
Class F-1, Sustainability Bonds, 4.60%, 11/01/42	2,000	2,029,271
Class F-1, Sustainability Bonds, 4.75%, 11/01/47	1,500	1,515,353
Series A-1, Sustainability Bonds, 4.55%, 11/01/44	1,650	1,668,135
Series E-1, Sustainability Bonds, 4.55%, 11/01/43	5,000	5,050,428
New York City Housing Development Corp., Refunding RB
Sustainability Bonds, 3.76%, 01/01/29	3,000	2,860,958
Series A, Sustainability Bonds, 4.25%, 11/01/43	580	574,937
New York City Housing Development Corp., Refunding RB, M/F Housing, Series D, Sustainability Bonds, 4.10%, 11/01/38	2,500	2,152,932
New York State Housing Finance Agency, RB, M/F Housing
Series A, (SONYMA), 4.90%, 02/15/38	645	633,152
Series A, (SONYMA), 5.10%, 02/15/38	875	875,245
Series C, (FHLMC, FNMA, GNMA, SONYMA), 2.75%, 11/01/31	1,000	928,924
Series E, (SONYMA), 4.15%, 11/01/47	165	149,076
Series C, Sustainability Bonds, (SONYMA), 3.25%, 05/01/27	5,000	4,753,485
Series J, Sustainability Bonds, (SONYMA), 1.10%, 11/01/61(a)	1,000	921,423
Series J-1, Sustainability Bonds, (SONYMA), 2.80%, 11/01/51	4,500	3,110,493
Series L-2, Sustainability Bonds, (SONYMA), 0.75%, 11/01/25	4,960	4,745,849
Series M-2, Sustainability Bonds, (SONYMA), 0.75%, 11/01/25	2,520	2,411,166
New York State Housing Finance Agency, Refunding RB, Series C, (SONYMA), 3.85%, 11/01/39	4,425	4,272,522
Schedule of Investments

Schedule of Investments (continued)
June 30, 2024
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing (continued)
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing, Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	$5,000	$ 5,040,022
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing
AMT, Sustainability Bonds, 1.40%, 10/01/27	5,460	4,861,365
AMT, Sustainability Bonds, 1.50%, 04/01/28	5,475	4,803,592
Yonkers Industrial Development Agency, RB
Series A, (SONYMA), 4.80%, 10/01/26	260	260,108
Series A, (SONYMA), 5.00%, 10/01/37	1,640	1,640,337
		55,622,103
State — 9.5%
Hudson Yards Infrastructure Corp., Refunding RB, Series 2022, Sustainability Bonds, 4.00%, 02/15/42	2,660	2,686,414
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, Subordinate, (SAW), 4.00%, 07/15/45	2,460	2,457,895
Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	5,000	5,265,223
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-1A, (SAW), 4.00%, 07/15/39	2,000	2,054,714
New York State Dormitory Authority, RB
Series A, 4.80%, 12/01/34	15,220	15,144,949
Series A, 5.00%, 03/15/42	3,945	4,127,066
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/39	5,000	5,390,266
Series A, 5.00%, 03/15/41	10,000	10,631,790
Series A, 4.00%, 03/15/43	5,000	5,008,456
Series A, 5.00%, 03/15/44	5,050	5,587,221
Series A, 5.00%, 03/15/45	4,000	4,404,288
Series A-1, 5.00%, 03/15/42	3,105	3,447,905
Series B, 5.00%, 08/15/27(f)	5	5,297
Series C, 2.15%, 03/15/31	2,000	1,682,182
Series C, 5.00%, 03/15/41	5,000	5,241,834
Series E, 5.00%, 03/15/40	5,165	5,474,372
Series E, 5.00%, 03/15/42	3,535	3,724,643
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/45	7,500	8,263,642
New York State Urban Development Corp., Refunding RB
4.00%, 03/15/44	2,800	2,804,408
4.00%, 03/15/46	2,625	2,587,215
Series B, 2.77%, 03/15/31	7,500	6,593,151
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	10,465	11,464,032
		114,046,963
Tobacco — 3.3%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 06/01/39	825	804,250
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,595	4,250,492
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%, 06/01/42	3,775	3,674,219
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/51	10,305	9,510,972
Series B, 5.00%, 06/01/28	90	92,126
Series B, 5.00%, 06/01/29	105	107,490
Series C, 4.00%, 06/01/51	4,055	3,266,707
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	1,250	1,250,966
Security	Par (000)	Value
Tobacco (continued)
TSASC, Inc., Refunding RB
Series A, 5.00%, 06/01/30	$775	$ 804,177
Series A, 5.00%, 06/01/33	3,000	3,099,326
Series A, 5.00%, 06/01/36	5,835	6,027,358
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	4,275	4,116,780
Sub-Series C, 5.13%, 06/01/51	2,375	2,395,589
		39,400,452
Transportation — 24.2%
Albany County Airport Authority, Refunding RB
Series B, AMT, 4.00%, 12/15/35	120	115,184
Series B, AMT, 4.00%, 12/15/34	235	225,225
Metropolitan Transportation Authority Payroll Mobility Tax Revenue, RB, Series A, 5.37%, 12/19/24	10,000	9,988,455
Metropolitan Transportation Authority, RB
Series A-2, 4.00%, 11/15/43	5,000	4,855,006
Sub-Series A-1, 5.00%, 11/15/40	645	649,798
Series A-1, Sustainability Bonds, 4.00%, 11/15/44	2,500	2,436,629
Series D-3, Sustainability Bonds, 4.00%, 11/15/47	8,800	8,365,746
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/37	1,500	1,535,949
Series A, Sustainability Bonds, 5.50%, 11/15/47	5,000	5,608,206
Series B-1, Sustainability Bonds, 5.00%, 11/15/42	1,530	1,590,167
Series C, Sustainability Bonds, (AGM-CR), 5.00%, 11/15/38	3,385	3,617,112
Series C, Sustainability Bonds, (BAM-TCRS), 5.00%, 11/15/42	3,000	3,158,343
Series C, Sustainability Bonds, (BAM), 5.00%, 11/15/44	7,345	7,694,529
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	1,545	1,545,304
New York Liberty Development Corp., Refunding RB, Series 1, 2.75%, 02/15/44	6,125	4,731,101
New York State Bridge Authority, RB
Series A, 4.00%, 01/01/39	275	282,112
Series A, 4.00%, 01/01/41	165	166,977
New York State Thruway Authority, RB, Series N, 4.00%, 01/01/45	940	940,401
New York State Thruway Authority, Refunding RB
5.00%, 03/15/42	4,000	4,410,551
Series O, 4.00%, 01/01/37	4,400	4,578,455
Series O, 4.00%, 01/01/45	1,550	1,556,266
Series O, 4.00%, 01/01/47	2,345	2,338,638
Series P, 5.00%, 01/01/49	6,250	6,814,856
Series P, 5.25%, 01/01/54	5,675	6,272,249
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/33	4,645	5,013,524
AMT, 5.00%, 12/01/35	1,510	1,631,914
AMT, 5.00%, 12/01/37	5,310	5,682,987
AMT, 5.63%, 04/01/40	5,755	6,269,751
AMT, 5.00%, 12/01/41	4,565	4,759,090
AMT, 5.00%, 12/01/42	1,755	1,824,319
Series A, AMT, 5.00%, 07/01/34	250	250,025
Series A, AMT, 5.00%, 07/01/41	750	750,001
Series A, AMT, 5.25%, 01/01/50	10,190	10,189,772
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,245	3,406,654
AMT, 4.00%, 10/31/46	4,355	3,850,719
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	13,175	13,620,757
AMT, Sustainability Bonds, 5.50%, 06/30/54	15,000	15,869,667

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
June 30, 2024
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
New York Transportation Development Corp., RB (continued)
AMT, Sustainability Bonds, 6.00%, 06/30/54	$19,465	$ 21,343,606
New York Transportation Development Corp., Refunding RB, 5.00%, 12/01/38	4,250	4,565,707
Niagara Falls Bridge Commission, RB, (AGM), 4.16%, 10/01/33	1,650	1,563,079
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/32	400	412,274
AMT, 5.00%, 04/01/33	375	386,039
AMT, 5.00%, 04/01/34	225	231,638
AMT, 5.00%, 04/01/35	200	206,671
AMT, 5.00%, 04/01/36	210	217,347
AMT, 5.00%, 04/01/38	250	258,043
AMT, 5.00%, 04/01/39	175	180,859
Niagara Frontier Transportation Authority, Refunding RB, AMT, 5.00%, 04/01/37	250	258,299
Port Authority of New York & New Jersey, ARB
Series 221, AMT, 4.00%, 07/15/38	1,000	990,557
Series 218, AMT, 5.00%, 11/01/44	1,960	2,030,370
Port Authority of New York & New Jersey, Refunding ARB
Series 23, 5.25%, 08/01/52	3,900	4,288,273
Series 244, 5.00%, 07/15/49	6,000	6,569,670
Series 197, AMT, 5.00%, 11/15/41	1,250	1,266,562
Series 202, AMT, 5.00%, 04/15/37	5,000	5,110,566
Series 206, AMT, 5.00%, 11/15/37	1,525	1,568,937
Series 223, AMT, 4.00%, 07/15/41	2,370	2,294,258
Series 231, AMT, 5.00%, 08/01/38	2,500	2,693,807
Series 231, AMT, 5.50%, 08/01/39	5,900	6,582,155
Series 234, AMT, 5.25%, 08/01/47	4,000	4,290,819
Series 238, AMT, 5.00%, 07/15/39	7,500	8,116,577
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	5,000	5,377,757
Series A, 5.00%, 11/15/49	4,630	4,898,687
Sub-Series B-1, 5.00%, 11/15/48	7,760	8,397,921
Triborough Bridge & Tunnel Authority, Refunding RB
Series B, 5.00%, 11/15/38	5,000	5,163,656
Series C, 5.25%, 05/15/52	8,610	9,371,396
Series C-2, 5.00%, 11/15/42	10,000	10,340,458
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	9,025	10,002,488
Series C, Sustainability Bonds, 5.25%, 11/15/42	4,200	4,733,201
		290,308,116
Utilities — 14.1%
Long Island Power Authority, RB
5.00%, 09/01/39	9,875	10,466,439
5.00%, 09/01/42	1,000	1,035,934
5.00%, 09/01/47	2,225	2,294,343
Series C, (AGC), 5.25%, 09/01/29	3,500	3,785,306
Series E, Sustainability Bonds, 5.00%, 09/01/48	6,335	6,910,981
Long Island Power Authority, Refunding RB
Series A, 4.00%, 09/01/38	2,900	3,032,739
Series A, 4.00%, 09/01/39	2,000	2,074,485
Series A, 4.00%, 09/01/41	2,030	2,087,421
Series A, 5.00%, 09/01/43	3,170	3,471,602
Series B, 1.50%, 09/01/51(a)	2,500	2,350,610
New York City Municipal Water Finance Authority, RB
Series AA, 4.00%, 06/15/43	5,000	4,963,761
Sub-Series BB-1, 5.25%, 06/15/54	5,000	5,532,042
Security	Par (000)	Value
Utilities (continued)
New York City Municipal Water Finance Authority, RB (continued)
Sub-Series CC-1, 5.25%, 06/15/54	$7,500	$ 8,353,246
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	7,500	7,495,339
Series DD, 5.25%, 06/15/46	7,500	8,346,076
Series EE, 4.00%, 06/15/39	2,500	2,534,876
Series FF, 5.00%, 06/15/40	8,800	9,254,202
Series BB-2, VRDN, 4.90%, 07/01/24(a)(g)	15,000	15,000,000
New York Power Authority, RB
Series A, (AGM), 5.75%, 11/15/33(h)	5,000	5,342,180
Sustainability Bonds, (AGM), 4.00%, 11/15/47	10,000	9,909,573
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	3,025	3,297,071
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/45	12,240	12,013,677
New York State Environmental Facilities Corp., Refunding RB, Series A, 5.25%, 06/15/45	1,750	1,995,015
Utility Debt Securitization Authority, RB
Restructured, 5.00%, 12/15/38	2,875	3,050,779
Restructured, 5.00%, 12/15/40	14,695	15,425,603
Utility Debt Securitization Authority, Refunding RB
Series 1, 5.00%, 12/15/40	3,000	3,474,116
Restructured, 5.00%, 12/15/36	1,865	1,904,607
Restructured, 5.00%, 12/15/37	500	511,177
Series TE1, Restructured, 5.00%, 12/15/38	9,000	10,372,959
Series 2, Sustainability Bonds, 5.00%, 12/15/50	2,500	2,765,515
		169,051,674
Total Municipal Bonds in New York		1,002,796,849
Puerto Rico — 6.3%
State — 4.3%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/51(a)	11,450	5,903,451
Series A-1, 0.00%, 11/01/43(a)	6,964	4,264,073
Series A-1, Restructured, 5.63%, 07/01/29	2,619	2,814,378
Series A-1, Restructured, 5.75%, 07/01/31	1,092	1,208,935
Series A-1, Restructured, 4.00%, 07/01/33	1,036	1,027,818
Series A-1, Restructured, 4.00%, 07/01/35	931	914,787
Series A-1, Restructured, 4.00%, 07/01/37	799	771,520
Series A-1, Restructured, 4.00%, 07/01/41	1,087	1,016,732
Series A-1, Restructured, 4.00%, 07/01/46	1,130	1,026,692
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	1,333	899,658
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)	528	223,138
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	7,005	6,904,459
Series A-2, Restructured, 4.54%, 07/01/53	49	46,625
Series A-2, Restructured, 4.78%, 07/01/58	5,323	5,240,876
Series A-2, Restructured, 4.33%, 07/01/40	6,888	6,788,540
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	490	405,703
Series A-1, Restructured, 0.00%, 07/01/33	1,423	994,493
Series A-1, Restructured, 0.00%, 07/01/46	30,024	9,577,426
Series B-1, Restructured, 0.00%, 07/01/46	2,677	855,509
		50,884,813
Schedule of Investments

Schedule of Investments (continued)
June 30, 2024
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities — 2.0%
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29	$1,860	$ 874,200
Series A, 7.00%, 07/01/33(d)(e)	1,025	481,750
Series A, 6.75%, 07/01/36(d)(e)	3,560	1,673,200
Series A, 5.00%, 07/01/42(d)(e)	2,185	1,026,950
Series A, 7.00%, 07/01/43(d)(e)	410	192,700
Series A-3, 10.00%, 07/01/19(d)(e)	999	469,554
Series B-3, 10.00%, 07/01/19(d)(e)	999	469,555
Series C-1, 5.40%, 01/01/18(d)(e)	2,745	1,290,075
Series C-2, 5.40%, 07/01/18(d)(e)	2,745	1,290,284
Series C-3, 5.40%, 01/01/20	278	130,426
Series C-4, 5.40%, 07/01/20(d)(e)	278	130,426
Series CCC, 5.25%, 07/01/26	770	361,900
Series CCC, 5.25%, 07/01/28(d)(e)	440	206,800
Series D-4, 7.50%, 07/01/20(d)(e)	1,726	811,256
Series TT, 5.00%, 07/01/25(d)(e)	210	98,700
Series TT, 5.00%, 07/01/26	565	265,550
Series WW, 5.50%, 07/01/17(d)(e)	610	286,700
Series WW, 5.50%, 07/01/18(d)(e)	535	251,450
Series WW, 5.50%, 07/01/19(d)(e)	435	204,450
Series WW, 5.38%, 07/01/24(d)(e)	385	180,950
Series WW, 5.25%, 07/01/33(d)(e)	420	197,400
Series WW, 5.50%, 07/01/38	520	244,400
Series XX, 5.25%, 07/01/17(d)(e)	285	133,950
Series XX, 5.25%, 07/01/35(d)(e)	185	86,950
Series XX, 5.75%, 07/01/36(d)(e)	260	122,200
Series XX, 5.25%, 07/01/40	5,345	2,512,150
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22	990	465,300
Series AAA, 5.25%, 07/01/23	2,670	1,254,900
Series AAA, 5.25%, 07/01/28(d)(e)	5,655	2,657,850
Series AAA, 5.25%, 07/01/29(d)(e)	235	110,450
Series BBB, 5.40%, 07/01/28	1,240	582,800
Series UU, 0.00%, 07/01/17(a)(d)(e)	185	86,950
Series UU, 0.00%, 07/01/18(a)(d)(e)	165	77,550
Series UU, 4.43%, 07/01/31(a)	1,755	824,850
Series UU, 0.00%, 07/01/49(a)	1,475	693,250
Series ZZ, 5.25%, 07/01/19(d)(e)	1,370	643,900
Series ZZ, 5.00%, 07/01/20	2,220	1,043,400
Series ZZ, 5.25%, 07/01/24	875	411,250
Series ZZ, 5.00%, 07/01/28	435	204,450
Series ZZ, 5.00%, 12/29/49(d)(e)	430	202,100
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40	1,860	874,200
		24,127,126
Total Municipal Bonds in Puerto Rico		75,011,939
Total Municipal Bonds — 90.5% (Cost: $1,095,260,096)		1,084,237,338
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
New York — 10.9%
County/City/Special District/School District — 2.7%
City of New York, GO, Series A-1, 5.25%, 09/01/43(a)	10,000	11,138,701
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/43(a)	2,960	3,296,703
Security	Par (000)	Value
County/City/Special District/School District (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Series D-1, 5.50%, 11/01/45(a)	$5,910	$ 6,695,017
Series D-1, 5.25%, 11/01/48	10,000	10,984,612
		32,115,033
State — 4.4%
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/38(a)	17,485	18,201,138
Series A, 5.00%, 02/15/39	9,005	9,353,591
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/42	9,410	9,914,820
New York State Urban Development Corp., Refunding RB
5.00%, 03/15/41	10,000	11,082,266
5.00%, 03/15/44(a)	4,220	4,609,600
		53,161,415
Transportation — 2.7%
Metropolitan Transportation Authority, Refunding RB, Sustainability Bonds, Series C, 5.00%, 11/15/41	11,365	11,971,901
Triborough Bridge & Tunnel Authority, RB, Senior Lien, Sustainability Bonds, Series D-2, 5.25%, 05/15/47	8,410	9,278,243
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/45(a)	10,000	10,368,255
		31,618,399
Utilities — 1.1%
New York City Municipal Water Finance Authority, Refunding RB, Series AA-3, 5.00%, 06/15/47	12,500	13,535,602
Total Municipal Bonds in New York		130,430,449
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.9% (Cost: $125,756,108)		130,430,449
Total Long-Term Investments — 101.5% (Cost: $1,222,016,204)		1,215,590,775

Shares
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.88%(j)(k)	9,232,896	9,233,820

	Par (000)
	U.S. Treasury Obligations — 1.2%
U.S. Treasury Bills, 5.40%, 08/01/24(l)	$15,000	14,932,161
	Total Short-Term Securities — 2.0% (Cost: $24,166,104)	24,165,981
	Total Investments — 103.5% (Cost: $1,246,182,308)	1,239,756,756
	Other Assets Less Liabilities — 1.6%	19,208,554
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.1)%	(61,140,136)
	Net Assets — 100.0%	$ 1,197,825,174

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
June 30, 2024
BlackRock New York Municipal Opportunities Fund

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio(a)	$ 32,373,529	$ —	$ (32,373,529)(b)	$ 337	$ (337)	$ —	—	$ 839,601	$ —
BlackRock Liquidity Funds, MuniCash, Institutional Shares	—	9,233,820 (b)	—	—	—	9,233,820	9,232,896	643,005	—
				$ 337	$ (337)	$ 9,233,820		$ 1,482,606	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	114	09/19/24	$ 12,522	$ 71,088
U.S. Long Bond	91	09/19/24	10,727	56,817
5-Year U.S. Treasury Note	99	09/30/24	10,545	41,053
				$ 168,958
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 168,958	$ —	$ 168,958

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments

Schedule of Investments (continued)
June 30, 2024
BlackRock New York Municipal Opportunities Fund

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 9,113,741	$ —	$ 9,113,741
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (4,302,152)	$ —	$ (4,302,152)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$135,181,496
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 922,988	$ —	$ 922,988
Municipal Bonds	—	1,084,237,338	—	1,084,237,338
Municipal Bonds Transferred to Tender Option Bond Trusts	—	130,430,449	—	130,430,449
Short-Term Securities
Money Market Funds	9,233,820	—	—	9,233,820
U.S. Treasury Obligations	—	14,932,161	—	14,932,161
Unfunded Commitments(a)	—	—	7,354,522	7,354,522
	$9,233,820	$1,230,522,936	$7,354,522	$1,247,111,278
Derivative Financial Instruments(b)
Assets
Interest Rate Contracts	$ 168,958	$ —	$ —	$ 168,958

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $60,639,997 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Schedule of Investments
June 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.7%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$4,770	$ 5,091,177
Series A, 5.25%, 05/01/55	2,180	2,351,335
Series C-1, 5.25%, 02/01/53	13,790	14,502,840
Series F, 5.50%, 11/01/53	1,825	1,932,341
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	8,585	8,588,797
Chelsea Park Cooperative District, SAB, 5.00%, 05/01/48	920	872,827
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	2,230	2,388,002
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	2,065	2,207,293
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(a)	5,620	6,280,272
MidCity Improvement District, SAB
4.25%, 11/01/32	350	323,239
4.50%, 11/01/42	745	631,374
4.75%, 11/01/49	795	664,940
Mobile County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/54	11,890	12,072,384
Southeast Alabama Gas Supply District, Refunding RB(a)
Series A, 5.00%, 08/01/54	5,000	5,365,297
Series B, 5.00%, 06/01/49	5,000	5,272,186
Southeast Energy Authority A Cooperative District, RB, Series B-1, 5.00%, 05/01/53(a)	20,435	21,303,729
Stadium Trace Village Improvement District, RB, 3.63%, 03/01/36	3,430	3,160,409
Sumter County Industrial Development Authority, RB, AMT, Sustainability Bonds, 6.00%, 07/15/52(a)	250	47,350
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	1,110	1,109,115
		94,164,907
Arizona — 2.2%
Arizona Industrial Development Authority, RB
7.10%, 01/01/55(b)	4,495	4,639,380
Series A, 5.00%, 12/15/39(b)	150	147,080
Series A, 5.00%, 07/01/49(b)	1,440	1,322,538
Series A, 5.00%, 07/15/49	675	665,123
Series A, 5.00%, 07/01/54(b)	1,110	1,004,397
Series B, 5.13%, 07/01/47(b)	420	396,327
Series B, 5.25%, 07/01/51(b)	570	542,374
Sustainability Bonds, 5.00%, 07/01/45(b)	1,135	1,096,129
Sustainability Bonds, 5.00%, 07/01/55(b)	1,215	1,137,466
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.00%, 07/01/26	325	323,100
Series A, 5.50%, 07/01/52	2,970	2,977,285
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	275	246,575
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 6.75%, 07/01/44(b)	810	810,933
Industrial Development Authority of the County of Pima, RB
5.13%, 07/01/39	700	673,554
5.25%, 07/01/49	870	795,068
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51	6,995	5,642,937
Security	Par (000)	Value
Arizona (continued)
Industrial Development Authority of the County of Pima, Refunding RB(b) (continued)
5.00%, 07/01/56	$1,255	$ 1,196,858
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	1,340	1,237,589
Maricopa County Industrial Development Authority, RB
5.25%, 10/01/40(b)	1,255	1,206,703
5.50%, 10/01/51(b)	1,255	1,156,286
Series A, 3.00%, 09/01/51	2,995	2,297,063
AMT, 4.00%, 10/15/47(b)	5,375	4,958,120
Sierra Vista Industrial Development Authority, RB(b)
5.38%, 06/15/34	325	320,550
6.00%, 06/15/44	545	543,929
6.30%, 06/15/54	890	894,177
		36,231,541
Arkansas — 2.9%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	14,525	14,307,867
AMT, 4.75%, 09/01/49(b)	17,005	16,845,452
AMT, Sustainability Bonds, 7.38%, 07/01/48(b)	7,700	8,662,881
AMT, Sustainability Bonds, 5.70%, 05/01/53	2,040	2,142,725
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(b)	5,100	5,601,933
		47,560,858
California — 3.5%
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	2,560	2,376,954
California Municipal Finance Authority, RB(b)
5.50%, 08/01/34	250	250,065
6.00%, 08/01/44	655	655,213
6.13%, 08/01/49	570	570,197
Series A, 5.00%, 05/01/34	300	303,680
Series A, 5.50%, 05/01/44	350	355,385
Series A, 5.75%, 05/01/54	435	441,260
Series A, 5.88%, 05/01/59	190	193,603
California Municipal Finance Authority, ST
Series A, 5.00%, 09/01/44	325	328,828
Series A, 5.00%, 09/01/49	675	669,595
Series A, 5.00%, 09/01/54	345	344,266
California Statewide Financing Authority, RB, Series L, 0.00%, 06/01/55(b)(c)	65,000	3,684,950
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.25%, 05/15/47	8,000	8,627,912
CMFA Special Finance Agency I, RB, M/F Housing, Series A, Sustainability Bonds, 4.00%, 04/01/56(b)	6,255	4,876,528
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(b)	1,845	1,624,625
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Series A, 3.00%, 09/01/56	5,550	3,988,019
Mezzanine Lien, 4.00%, 03/01/57	2,465	1,746,333
Mezzanine Lien, Sustainability Bonds, 4.00%, 06/01/57	1,130	768,981
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	4,645	2,980,202
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	2,380	1,650,385
Sustainability Bonds, 4.00%, 07/01/56	1,660	1,300,722
Sustainability Bonds, 4.00%, 07/01/58	1,405	987,205
Series B, Sustainability Bonds, 4.00%, 07/01/58	1,585	1,100,042
Schedule of Investments

Schedule of Investments (continued)
June 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	$112,065	$ 12,375,126
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(b)(d)	4,420	2,201,097
Rancho Mirage Community Facilities District, ST
Series A, 5.00%, 09/01/49	1,030	1,052,926
Series A, 5.00%, 09/01/54	200	204,079
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56	1,965	1,777,590
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/31(b)(c)	1,155	821,364
		58,257,132
Colorado — 4.5%
9th Avenue Metropolitan District No. 2, GOL, 5.00%, 12/01/48	1,563	1,423,659
Aurora Crossroads Metropolitan District No. 2, GOL
Series A, 5.00%, 12/01/40	1,000	1,008,055
Series A, 5.00%, 12/01/50	500	491,034
Aviation Station North Metropolitan District No. 2, GOL
Series A, 5.00%, 12/01/39	750	737,283
Series A, 5.00%, 12/01/48	1,350	1,239,855
Banning Lewis Ranch Metropolitan District No. 8, GOL, 4.88%, 12/01/51(b)	2,335	1,834,198
Cascade Ridge Metropolitan District, GOL, 5.00%, 12/01/51	3,000	2,624,950
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	820	768,449
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/47	5,875	5,640,874
Series A, AMT, 4.13%, 11/15/53	3,225	3,016,891
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(b)	805	753,624
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	780	868,114
5.25%, 11/01/52	1,630	1,762,015
Series A, 5.00%, 05/15/35	1,255	1,003,639
Series A, 5.00%, 05/15/44	1,415	963,028
Series A, 5.00%, 05/15/49	2,175	1,395,060
Constitution Heights Metropolitan District, Refunding GOL, 5.00%, 12/01/49	1,260	1,151,657
Eagle Brook Meadows Metropolitan District No. 3, GOL, Series 2021, 5.00%, 12/01/51	1,600	1,423,550
Fitzsimons Village Metropolitan District No. 3, Refunding GOL
Series A-1, 4.00%, 12/01/26	800	779,507
Series A-1, 4.00%, 12/01/41	1,500	1,250,976
Series A-1, 4.25%, 12/01/55	3,095	2,349,419
Four Corners Business Improvement District, GOL, 6.00%, 12/01/52	2,000	2,033,539
Green Valley Ranch East Metropolitan District No. 6, GOL, Series A, 5.88%, 12/01/50	2,615	2,625,906
Home Place Metropolitan District, GOL, Series A, 5.75%, 12/01/50	2,345	2,306,187
Horizon Metropolitan District No. 2, GOL, 4.50%, 12/01/51(b)	1,675	1,213,866
Security	Par (000)	Value
Colorado (continued)
Jefferson Center Metropolitan District No. 1, RB
Series A-2, 4.13%, 12/01/40	$580	$ 544,124
Series A-2, 4.38%, 12/01/47	1,000	920,809
Karl’s Farm Metropolitan District No. 2, GOL(b)
Series A, 5.38%, 12/01/40	515	504,657
Series A, 5.63%, 12/01/50	1,350	1,303,231
Lanterns Metropolitan District No. 2, GOL, Series A, 4.50%, 12/01/50	1,810	1,360,845
Longs Peak Metropolitan District, GOL, 5.25%, 12/01/51(b)	5,000	4,926,351
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	2,640	2,118,701
North Holly Metropolitan District, GOL, Series A, 5.50%, 12/01/48	760	748,410
North Range Metropolitan District No. 3, GOL, Series A, 5.25%, 12/01/50	1,000	1,004,037
Palisade Metropolitan District No. 2, GOL, Subordinate, 7.25%, 12/15/49	2,825	2,662,950
Palisade Park West Metropolitan District, GOL, Series A, 5.13%, 12/01/49	1,500	1,269,522
Pomponio Terrace Metropolitan District, GOL, Series A, 5.00%, 12/01/49	1,442	1,205,918
Prairie Farm Metropolitan District, GOL, Series A, 5.25%, 12/01/48	1,238	1,240,805
Pronghorn Valley Metropolitan District, GOL, Series A, 4.00%, 12/01/51	1,300	997,459
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	3,045	2,062,987
Reunion Metropolitan District, RB, Series A, 3.63%, 12/01/44	1,484	1,143,448
Sky Ranch Community Authority Board, RB, Series A, 5.75%, 12/01/52	1,500	1,462,213
Sterling Ranch Community Authority Board, RB, Series B, Subordinate, 7.13%, 12/15/50	708	708,837
Thompson Crossing Metropolitan District No. 4, Refunding GOL, 5.00%, 12/01/49	1,480	1,458,228
Timberleaf Metropolitan District, GOL, Series A, 5.75%, 12/01/50	1,730	1,616,427
Waters’ Edge Metropolitan District No. 2, GOL, 5.00%, 12/01/51	2,595	2,302,381
Westcreek Metropolitan District No. 2, GOL, Series A, 5.38%, 12/01/48	800	800,076
Wild Plum Metropolitan District, GOL, Series A, 5.00%, 12/01/24(e)	595	616,691
		73,644,442
Connecticut — 0.9%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/45(b)	845	763,735
Series A, 5.00%, 01/01/55(b)	1,500	1,276,195
Series A, Sustainability Bonds, 07/01/54(f)	2,915	2,906,793
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	10,290	10,252,858
		15,199,581
Delaware — 0.3%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)	3,622	3,523,136
County of Kent Delaware, RB, Series A, 5.00%, 07/01/53	1,000	1,002,237

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
June 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Delaware (continued)
Town of Bridgeville Delaware, ST(b)
5.25%, 07/01/44	$135	$ 140,830
5.63%, 07/01/53	315	331,338
		4,997,541
District of Columbia — 1.7%
District of Columbia Tobacco Settlement Financing Corp., RB(c)
Series A, 0.00%, 06/15/46	15,740	3,777,692
Series B, 0.00%, 06/15/46	43,620	9,407,407
Series C, 0.00%, 06/15/55	57,200	6,946,773
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	325	334,863
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.50%, 02/28/37	880	1,012,411
District of Columbia, Refunding RB, 5.00%, 06/01/46	2,205	2,203,043
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Lien, (AGC), 0.00%, 10/01/30(c)	3,005	2,372,709
Series B, Subordinate, 4.00%, 10/01/49	2,170	2,016,234
		28,071,132
Florida — 13.7%
Antillia Community Development District, SAB
5.00%, 05/01/31	250	252,430
5.60%, 05/01/44	570	584,976
Artisan Lakes East Community Development District, SAB, Series 2021-1, 4.00%, 05/01/51	450	370,944
Babcock Ranch Community Independent Special District, SAB
Series 2022, 5.00%, 05/01/42	1,570	1,584,305
Series 2022, 5.00%, 05/01/53	1,175	1,150,678
Boggy Branch Community Development District, SAB, 4.00%, 05/01/51	1,365	1,120,181
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,090	1,089,988
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/45	4,040	3,099,190
4.00%, 11/15/55	5,960	4,204,682
Buckhead Trails Community Development District, SAB
5.60%, 05/01/44	400	402,579
5.88%, 05/01/54	975	982,482
Series 2022, 5.63%, 05/01/42	740	784,481
Series 2022, 5.75%, 05/01/52	495	517,841
Cabot Citrus Farms Community Development District, SAB, 5.25%, 03/01/29	2,755	2,795,646
Capital Projects Finance Authority, RB(b)
6.13%, 06/15/44	210	211,046
6.50%, 06/15/54	275	279,623
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	2,120	2,136,046
Capital Trust Agency, Inc., RB
4.50%, 01/01/35(b)	2,250	2,167,148
4.88%, 06/15/56(b)	6,670	5,715,902
Series A, 5.00%, 06/15/49(b)	500	483,631
Series A, 5.75%, 06/01/54(b)	1,925	1,609,615
Series B, 0.00%, 01/01/35(c)	3,135	1,600,162
Series B, 0.00%, 01/01/60(c)	64,500	4,651,574
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(c)	41,470	2,730,902
Security	Par (000)	Value
Florida (continued)
Celebration Pointe Community Development District No. 1, SAB, 5.00%, 05/01/34	$1,180	$ 1,180,048
Central Parc Community Development District, SAB
5.70%, 05/01/44	750	763,887
6.00%, 05/01/54	650	664,505
Charles Cove Community Development District, SAB
3.75%, 05/01/30	360	348,896
4.25%, 05/01/40	975	903,281
4.38%, 05/01/50	1,505	1,328,324
Charlotte County Industrial Development Authority, RB(b)
5.00%, 10/01/49	3,040	3,041,898
AMT, 4.00%, 10/01/51	1,575	1,338,736
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)	370	6,882
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	545	564,744
County of Lake Florida, RB, 5.00%, 01/15/49(b)	825	764,523
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/48	5,125	1,626,035
Series A-2, 0.00%, 10/01/49	1,770	485,375
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	380	393,766
Darby Community Development District, SAB, Series A-2, 5.88%, 05/01/35	4,325	4,455,824
Elevation Pointe Community Development District, SAB
Series A-1, 4.40%, 05/01/42	700	651,253
Series A-1, 4.60%, 05/01/52	1,090	987,467
Series A-2, 4.40%, 05/01/32	2,200	2,112,758
Escambia County Health Facilities Authority, Refunding RB
(AGM), 3.00%, 08/15/50	10,000	7,475,648
4.00%, 08/15/50	6,530	5,700,360
Florida Development Finance Corp., RB
5.25%, 06/01/55(b)	2,830	2,526,365
6.50%, 06/30/57(b)	1,515	1,069,893
Series A, 5.75%, 06/15/29(b)	695	695,221
Series A, 6.00%, 06/15/34(b)	835	835,470
Series A, 4.00%, 06/15/52	2,875	2,389,502
Series A, 5.00%, 06/15/56	1,525	1,503,139
Series A, 5.13%, 06/15/55(b)	10,455	9,052,786
Series B, 4.50%, 12/15/56(b)	5,945	4,605,773
Series C, 5.75%, 12/15/56(b)	2,030	1,740,047
AMT, 5.00%, 05/01/29(b)	3,550	3,591,871
AMT, 6.13%, 07/01/32(a)(b)	5,000	5,160,329
Florida Development Finance Corp., Refunding RB
Series A, 4.00%, 06/01/36(b)	2,110	1,825,632
Series A, 4.00%, 06/01/46(b)	1,700	1,295,783
Series A, 4.00%, 06/01/55(b)	2,750	1,916,609
AMT, 12.00%, 07/15/32(b)	15,745	16,718,668
AMT, (AGM), 5.25%, 07/01/53	12,075	12,580,458
AMT, 5.50%, 07/01/53	1,640	1,709,145
Series C, AMT, 8.25%, 07/01/57(a)(b)	4,000	4,143,057
Gardens at Hammock Beach Community Development District, SAB
Series 1, 4.80%, 05/01/31	195	195,722
Series 1, 5.38%, 05/01/44	305	308,693
Series 1, 5.65%, 05/01/54	525	532,326
Series 2, 5.00%, 05/01/31	270	269,933
Schedule of Investments

Schedule of Investments (continued)
June 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Gardens at Hammock Beach Community Development District, SAB (continued)
Series 2, 5.60%, 05/01/44	$995	$ 1,004,113
Series 2, 5.88%, 05/01/55	360	363,148
Golden Gem Community Development District, SAB
5.15%, 05/01/31	535	540,240
5.70%, 05/01/44	2,900	2,971,958
6.00%, 05/01/55	1,010	1,036,986
Grand Oaks Community Development District, SAB
4.25%, 05/01/40	910	843,063
4.50%, 05/01/52	1,015	904,156
Hammock Oaks Community Development District, SAB
5.85%, 05/01/44	125	129,430
6.15%, 05/01/54	865	898,628
Hills of Minneola Community Development District, SAB(b)
4.00%, 05/01/40	1,025	938,555
4.00%, 05/01/50	1,500	1,269,310
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	635	665,525
Lakeside Preserve Community Development District, SAB, Series 2023, 6.38%, 05/01/54	1,000	1,083,701
Lakewood Ranch Stewardship District, SAB
4.95%, 05/01/29(b)	175	176,821
4.63%, 05/01/31	215	214,444
4.88%, 05/01/35	265	265,036
3.75%, 05/01/39(b)	570	501,216
5.50%, 05/01/39(b)	160	164,048
3.75%, 05/01/40	525	466,140
5.30%, 05/01/44	385	388,549
4.88%, 05/01/45	530	515,235
5.13%, 05/01/46	835	837,099
5.65%, 05/01/48(b)	225	229,558
4.00%, 05/01/49(b)	355	296,728
3.90%, 05/01/50	525	436,749
5.55%, 05/01/54	180	180,505
Series 1A, 4.25%, 05/01/28	440	437,131
Series 1A, 5.00%, 05/01/38	1,175	1,179,678
Series 1A, 5.10%, 05/01/48	2,545	2,520,879
Series 1B, 4.75%, 05/01/29	955	959,766
Series 1B, 5.30%, 05/01/39	1,090	1,108,297
Series 1B, 5.45%, 05/01/48	1,930	1,952,778
Laurel Road Community Development District, SAB
Series A-1, 3.25%, 05/01/41	1,010	814,304
Series A-1, 4.00%, 05/01/52	1,155	945,519
Lee County Industrial Development Authority, RB, Series B-1, 11/15/29(f)	985	982,708
LT Ranch Community Development District, SAB
5.50%, 05/01/44	795	816,371
5.85%, 05/01/54	600	620,587
LTC Ranch West Residential Community Development District, SAB
Series AA2, 5.70%, 05/01/44	185	190,887
Series AA2, 6.00%, 05/01/54	250	258,839
Marion Ranch Community Development District, SAB
5.10%, 05/01/31	250	252,093
5.70%, 05/01/44	595	608,139
5.95%, 05/01/54	230	235,222
Midtown Miami Community Development District, Refunding SAB, Series A, 5.00%, 05/01/37	890	890,020
Mirada II Community Development District, SAB, 4.00%, 05/01/51	1,485	1,224,117
Security	Par (000)	Value
Florida (continued)
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	$240	$ 248,139
Series A, 6.00%, 05/01/54	425	439,457
North River Ranch Community Development District, SAB
Series A-1, 4.00%, 05/01/40	845	759,805
Series A-1, 4.25%, 05/01/51	1,430	1,229,553
Series A-2, 4.20%, 05/01/35	485	443,516
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	2,310	2,192,645
Parrish Plantation Community Development District, SAB
5.80%, 05/01/44	480	496,431
5.88%, 05/01/54	375	387,645
6.05%, 05/01/54	900	930,458
Poitras East Community Development District, SAB
5.00%, 05/01/43	460	458,271
5.25%, 05/01/52	1,650	1,650,340
Sandridge Community Development District, SAB
Series A1, 3.88%, 05/01/41	615	550,076
Series A1, 4.00%, 05/01/51	600	504,205
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	3,520	2,921,231
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	2,420	2,317,641
Shadowlawn Community Development District, SAB, 5.85%, 05/01/54	355	370,544
Somerset Bay Community Development District, SAB(b)
4.85%, 05/01/31	350	350,243
5.63%, 05/01/44	925	945,418
5.90%, 05/01/54	905	927,589
South Broward Hospital District, RB, (BAM-TCRS), 3.00%, 05/01/51	415	318,626
Southern Groves Community Development District No. 5, SAB
3.38%, 05/01/25	100	98,950
4.00%, 05/01/30	175	170,128
4.30%, 05/01/40	825	749,293
4.50%, 05/01/46	600	536,426
Talavera Community Development District, SAB, 4.35%, 05/01/40	520	486,933
Tolomato Community Development District, Refunding SAB
Series 2015-2, 6.61%, 05/01/40(d)	125	123,252
Series A-2, 4.25%, 05/01/37	910	856,737
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40	135	1
Trout Creek Community Development District, SAB
5.38%, 05/01/38	670	685,296
5.50%, 05/01/49	1,695	1,721,324
Two Rivers West Community Development District, SAB(b)
Series 2024, 4.80%, 05/01/31	250	249,877
Series 2024, 5.63%, 05/01/44	750	765,745
Series 2024, 5.88%, 05/01/54	895	914,181
V-Dana Community Development District, SAB(b)
3.50%, 05/01/31	525	500,773
4.00%, 05/01/40	750	673,697
4.00%, 05/01/51	1,200	989,240
Village Community Development District No. 14, SAB
5.38%, 05/01/42	3,285	3,443,112

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
June 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Village Community Development District No. 14, SAB (continued)
5.50%, 05/01/53	$2,450	$ 2,550,173
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	1,040	1,072,030
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	2,680	2,805,639
West Villages Improvement District, SAB
4.25%, 05/01/29	400	399,482
4.75%, 05/01/39	885	889,618
5.38%, 05/01/44	500	511,761
5.00%, 05/01/50	1,415	1,419,944
5.63%, 05/01/54	355	364,490
Westside Haines City Community Development District, SAB, 6.00%, 05/01/54	805	830,828
		225,555,723
Georgia — 1.0%
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	2,805	2,284,624
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	3,135	3,057,149
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(b)	690	708,080
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	875	851,665
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	2,000	2,096,028
Municipal Electric Authority of Georgia, RB
Series A, 5.00%, 01/01/49	5,235	5,325,693
Series A, 5.00%, 07/01/52	2,765	2,864,981
		17,188,220
Idaho — 0.3%
Idaho Health Facilities Authority, Refunding RB, 3.50%, 09/01/33	375	335,427
Idaho Housing & Finance Association, RB(b)
Series A, 6.00%, 07/01/39	370	380,796
Series A, 6.00%, 07/01/49	595	603,198
Series A, 6.00%, 07/01/54	570	577,459
Series A, 6.95%, 06/15/55	1,540	1,647,958
Series C, 5.00%, 12/01/46	1,000	981,854
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	265	265,428
		4,792,120
Illinois — 2.5%
Chicago Board of Education, GO, Series A, 5.00%, 12/01/42	4,650	4,634,102
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/35	655	636,521
Series B, 4.00%, 12/01/41	4,905	4,577,365
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	5,550	5,708,341
City of Chicago Illinois, Refunding GO, Series B, 4.00%, 01/01/37	6,469	6,325,734
Illinois Finance Authority, Refunding RB
6.00%, 02/01/34	335	335,089
6.13%, 02/01/45	790	790,114
Series A, 5.00%, 05/15/56	815	648,347
Security	Par (000)	Value
Illinois (continued)
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/46	$4,640	$ 4,965,416
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	9,695	9,212,243
State of Illinois, GO, 5.50%, 05/01/39	2,460	2,694,607
		40,527,879
Indiana — 0.5%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(b)	665	680,467
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)	2,325	1,615,875
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	2,785	3,119,639
Indianapolis Local Public Improvement Bond Bank, RB, Series E, 6.00%, 03/01/53	1,850	2,042,625
		7,458,606
Iowa — 0.2%
Iowa Higher Education Loan Authority, Refunding RB, 5.50%, 11/01/51	1,000	937,580
PEFA, Inc., RB, 5.00%, 09/01/49(a)	1,600	1,631,329
		2,568,909
Kansas(b) — 0.2%
City of Shawnee Kansas, RB
5.00%, 08/01/41	770	768,721
5.00%, 08/01/56	1,900	1,758,747
		2,527,468
Kentucky — 1.2%
City of Henderson Kentucky, RB(b)
Series A, AMT, 4.70%, 01/01/52	2,435	2,370,175
Series B, AMT, 4.45%, 01/01/42	2,540	2,515,367
Series B, AMT, 4.70%, 01/01/52	6,000	5,933,534
Kentucky Economic Development Finance Authority, Refunding RB, CAB, Series B, (NPFGC), 0.00%, 10/01/24(c)	250	247,668
Kentucky Public Energy Authority, RB, Series C, 4.00%, 02/01/50(a)	9,000	8,963,837
		20,030,581
Louisiana(b) — 0.7%
Louisiana Public Facilities Authority, RB
Series A, 5.25%, 06/01/51	1,830	1,534,950
Series A, 5.25%, 06/01/60	3,385	2,746,319
Series A, 6.50%, 06/01/62	855	837,500
Class R2, AMT, 6.50%, 10/01/53	2,160	2,323,946
Parish of St. James Louisiana, RB, Series 2, 6.35%, 07/01/40	3,160	3,460,905
		10,903,620
Maine — 1.1%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51(b)	5,600	3,672,113
Maine Health & Higher Educational Facilities Authority, RB, Series A, 4.00%, 07/01/50	7,490	7,058,327
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(b)	8,100	7,286,157
		18,016,597
Maryland — 0.9%
City of Baltimore Maryland, RB
4.88%, 06/01/42	260	263,315
5.00%, 06/01/51	780	774,557
Schedule of Investments

Schedule of Investments (continued)
June 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland (continued)
City of Baltimore Maryland, Refunding RB, Convertible, 5.00%, 09/01/46	$1,500	$ 1,413,457
Maryland Economic Development Corp., TA, 4.00%, 09/01/50	4,805	4,204,521
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(b)	8,165	8,494,954
		15,150,804
Massachusetts — 0.5%
Massachusetts Development Finance Agency, RB, Series D, Sustainability Bonds, 4.00%, 07/01/45	715	651,682
Massachusetts Development Finance Agency, Refunding RB(b)
4.00%, 10/01/32	355	355,658
4.13%, 10/01/42	855	785,553
5.00%, 10/01/57	1,900	1,905,553
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	4,415	4,579,489
		8,277,935
Michigan — 0.4%
Advanced Technology Academy, Refunding RB
3.50%, 11/01/24	65	64,631
5.00%, 11/01/44	160	157,210
Michigan Strategic Fund, RB
5.00%, 11/15/42	280	270,741
AMT, 5.00%, 12/31/43	2,030	2,060,144
AMT, Sustainability Bonds, 4.00%, 10/01/61(a)	4,450	4,466,611
		7,019,337
Minnesota — 0.5%
City of Minneapolis Minnesota, RB, Series A, 5.75%, 07/01/55	3,895	3,333,625
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,925	1,793,506
Series A, 5.25%, 02/15/58	2,790	2,843,398
		7,970,529
Missouri — 0.3%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.88%, 06/15/34	450	453,261
Series A, 4.38%, 11/15/35	1,020	837,706
Series A, 5.75%, 06/15/54	1,665	1,688,843
Kansas City Industrial Development Authority, RB, Series C, 7.50%, 11/15/46	425	344,777
Kansas City Industrial Development Authority, Refunding RB
Class B, 5.00%, 11/15/46	772	609,382
Class D, 2.00%, 11/15/46	345	15,245
Kansas City Land Clearance Redevelopment Authority, TA, Series B, 5.00%, 02/01/40(b)	1,240	1,212,315
		5,161,529
Montana — 0.4%
City of Forsyth Montana, Refunding RB, Series A, 3.90%, 03/01/31(a)	7,500	7,326,237
Nebraska — 0.3%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	4,545	4,751,807
Security	Par (000)	Value
Nevada — 0.3%
City of Las Vegas Nevada Special Improvement District No. 613, SAB
5.00%, 12/01/39	$300	$ 304,717
5.25%, 12/01/47	440	444,870
5.50%, 12/01/53	250	255,470
City of Las Vegas Nevada Special Improvement District No. 815, SAB, 5.00%, 12/01/49	785	757,057
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	1,490	1,533,388
5.00%, 07/01/45	1,460	1,479,881
		4,775,383
New Hampshire — 0.6%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	1,435	1,264,368
Series A, 4.25%, 08/15/46	1,610	1,340,930
Series A, 4.50%, 08/15/55	3,350	2,755,752
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	2,458	2,405,395
New Hampshire Business Finance Authority, Refunding RB, Series C, AMT, 4.88%, 11/01/42(b)	2,515	2,384,204
		10,150,649
New Jersey — 0.9%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(g)	170	171,011
Middlesex County Improvement Authority, RB
Series B, 6.13%, 01/01/25	2,495	30,813
Series B, 6.25%, 01/01/37	5,400	66,690
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(e)	2,060	2,232,281
Series A, 5.00%, 07/01/37	375	377,684
Series A, 5.25%, 11/01/54(b)	3,955	3,498,817
Series B, 6.50%, 04/01/31	2,010	2,044,281
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,960	1,875,011
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 4.25%, 12/01/45	1,030	1,027,657
New Jersey Transportation Trust Fund Authority, RB, Series AA, 4.00%, 06/15/50	3,000	2,856,432
		14,180,677
New York — 7.9%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/41	3,750	2,025,000
Build NYC Resource Corp., RB
Series A, 5.00%, 07/01/32	2,255	2,194,871
Series A, 5.13%, 07/01/33	620	621,447
Series A, 6.13%, 07/01/43	1,780	1,856,223
Series A, 6.38%, 07/01/53	3,260	3,370,459
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	2,165	2,166,680
City of New York, GO, Series A-1, 4.00%, 09/01/46	3,825	3,745,216
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	585	462,117
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.15%, 11/01/39	3,105	3,085,530
Series C-1A, 4.20%, 11/01/44	3,190	3,096,015
Series C-1A, 4.30%, 11/01/47	4,655	4,450,129
New York Liberty Development Corp., Refunding RB
3.25%, 09/15/52	4,045	3,065,464

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
June 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB (continued)
Series 1, 2.75%, 02/15/44	$14,320	$ 11,061,122
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,300	1,689,932
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/50	9,000	8,785,547
New York State Dormitory Authority, Refunding RB
Series A, 3.00%, 03/15/51	4,200	3,260,461
Series D, 4.00%, 02/15/47	7,925	7,740,952
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/25	1,000	1,004,087
AMT, 5.00%, 12/01/35	10,000	10,807,374
AMT, 4.00%, 01/01/36	5,000	4,954,095
AMT, 5.63%, 04/01/40	2,215	2,413,119
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,845	4,036,543
AMT, 4.00%, 04/30/53	2,220	1,830,745
AMT, Sustainability Bonds, 5.50%, 06/30/54	7,750	8,199,328
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	3,665	3,937,651
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(b)	530	495,303
Oneida Indian Nation of New York, RB, Series B, 6.00%, 09/01/43(b)	1,140	1,259,253
Onondaga Civic Development Corp., Refunding RB(f)
08/01/44	640	645,553
08/01/54	870	889,597
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 4.00%, 07/15/61	10,000	8,924,226
Suffolk Regional Off-Track Betting Co., RB
5.00%, 12/01/34	1,570	1,585,079
5.75%, 12/01/44	2,600	2,677,013
6.00%, 12/01/53	3,800	3,951,622
Westchester County Local Development Corp., Refunding RB
5.00%, 07/01/41(b)	3,300	3,330,436
5.00%, 07/01/46(b)	2,205	2,193,606
Series A, 5.13%, 07/01/55	1,100	914,561
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	670	645,203
Sub-Series C, 5.13%, 06/01/51	2,000	2,017,338
		129,388,897
North Carolina — 0.0%
North Carolina Medical Care Commission, RB, Series A, 4.00%, 10/01/35	350	350,152
North Dakota — 0.2%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	1,765	1,877,300
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,785	1,836,817
		3,714,117
Ohio — 2.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	18,695	17,141,700
County of Hamilton Ohio, Refunding RB, 5.00%, 01/01/46	1,435	1,376,747
Security	Par (000)	Value
Ohio (continued)
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	$620	$ 610,076
5.25%, 05/01/40	615	588,608
5.50%, 05/01/50	2,895	2,705,816
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)	4,840	4,517,057
Jefferson County Port Authority, RB, AMT, 3.50%, 12/01/51(b)	4,125	3,011,325
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	3,900	3,631,972
Ohio Higher Educational Facility Commission, Refunding RB, 4.00%, 10/01/47	3,500	3,231,879
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	1,065	951,668
		37,766,848
Oklahoma — 1.4%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(b)	14,390	15,321,303
Series A-2, 7.25%, 09/01/51(b)	1,920	2,044,226
Series B, 5.00%, 08/15/38	785	803,220
Series B, 5.50%, 08/15/52	2,415	2,486,327
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	1,165	1,095,115
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,050	1,053,248
		22,803,439
Oregon — 0.1%
Clackamas County Hospital Facility Authority, Refunding RB, Series A, 5.25%, 11/15/50	800	771,257
Oregon State Facilities Authority, RB(b)
Series A, 5.00%, 06/15/49	915	795,004
Series A, 5.25%, 06/15/55	505	445,931
		2,012,192
Pennsylvania — 2.3%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	8,785	8,983,994
Beaver County Industrial Development Authority, Refunding RB, Series B, 3.75%, 10/01/47	2,910	2,503,767
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	475	369,139
Doylestown Hospital Authority, Refunding RB(b)
5.00%, 07/01/31	485	501,406
5.38%, 07/01/39	1,125	1,191,459
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/24(e)	1,750	1,750,000
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	880	817,201
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 12/01/46	1,000	1,002,471
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	830	831,161
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.75%, 06/30/48	2,890	3,178,039
AMT, 5.25%, 06/30/53	4,830	5,071,684
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	1,750	1,767,076
Schedule of Investments

Schedule of Investments (continued)
June 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB (continued)
Series C, 5.25%, 12/01/37(a)	$3,065	$ 3,094,995
AMT, 5.50%, 11/01/44	5,390	5,392,987
Pennsylvania Higher Education Assistance Agency, RB, Series 1C, AMT, 5.00%, 06/01/51	640	634,359
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	490	540,663
		37,630,401
Puerto Rico — 10.5%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	38,360	2,708,933
Children’s Trust Fund, Refunding RB, Series B, 0.00%, 05/15/55(c)	2,000	221,908
Commonwealth of Puerto Rico, GO
0.00%, 11/01/51(a)	83,476	47,870,793
Series A-1, 0.00%, 11/01/43(a)	11,034	6,755,721
Series A-1, Restructured, 5.38%, 07/01/25	— (h)	1
Series A-1, Restructured, 5.63%, 07/01/29	11,002	11,823,520
Series A-1, Restructured, 5.75%, 07/01/31	5,352	5,922,172
Series A-1, Restructured, 4.00%, 07/01/33	1,849	1,834,372
Series A-1, Restructured, 4.00%, 07/01/35	2,010	1,974,528
Series A-1, Restructured, 4.00%, 07/01/37	4,281	4,133,144
Series A-1, Restructured, 4.00%, 07/01/41	4,939	4,621,744
Series A-1, Restructured, 4.00%, 07/01/46	2,017	1,832,364
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	5,283	3,565,394
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)	28,947	8,529,598
PRIFA Custodial Trust, RB, Series 2005, 0.00%, 03/15/49	3,300	1,003,253
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, 4.00%, 07/01/42(b)	1,075	1,006,422
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series B, 4.00%, 07/01/42(b)	7,000	6,556,355
Puerto Rico Electric Power Authority, RB
Series A, 7.25%, 07/01/30	250	117,500
Series A, 7.00%, 07/01/33(i)(j)	8,735	4,105,450
Series A, 6.75%, 07/01/36(i)(j)	5,830	2,740,100
Series A, 7.00%, 07/01/40	1,000	470,000
Series A, 5.00%, 07/01/42(i)(j)	1,605	754,350
Series A, 5.05%, 07/01/42(i)(j)	1,080	507,600
Series A, 7.00%, 07/01/43(i)(j)	775	364,250
Series A-1, 10.00%, 07/01/19	230	108,200
Series A-2, 10.00%, 07/01/19(i)(j)	1,161	545,871
Series A-3, 10.00%, 07/01/19(i)(j)	748	351,404
Series B-3, 10.00%, 07/01/19(i)(j)	748	351,404
Series C-1, 5.40%, 01/01/18(i)(j)	2,054	965,463
Series C-2, 5.40%, 07/01/18(i)(j)	2,054	965,619
Series C-3, 5.40%, 01/01/20(i)(j)	208	97,608
Series C-4, 5.40%, 07/01/20(i)(j)	208	97,608
Series CCC, 5.00%, 07/01/22	715	336,050
Series CCC, 5.00%, 07/01/25	620	291,400
Series CCC, 5.25%, 07/01/26(i)(j)	590	277,300
Series CCC, 5.25%, 07/01/28(i)(j)	1,945	914,150
Series D-1, 7.50%, 01/01/20	2,332	1,096,148
Series D-2, 7.50%, 01/01/20	4,430	2,082,068
Series D-4, 7.50%, 07/01/20(i)(j)	709	333,350
Series TT, 5.00%, 07/01/18(i)(j)	900	423,000
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series TT, 5.00%, 07/01/25(i)(j)	$3,270	$ 1,536,900
Series TT, 5.00%, 07/01/26(i)(j)	455	213,850
Series WW, 5.50%, 07/01/17(i)(j)	475	223,250
Series WW, 5.50%, 07/01/18(i)(j)	415	195,050
Series WW, 5.50%, 07/01/19(i)(j)	335	157,450
Series WW, 5.38%, 07/01/22	4,500	2,115,000
Series WW, 5.38%, 07/01/24(i)(j)	815	383,050
Series WW, 5.25%, 07/01/25	1,940	911,800
Series WW, 5.25%, 07/01/33(i)(j)	315	148,050
Series WW, 5.50%, 07/01/38(i)(j)	415	195,050
Series XX, 5.25%, 07/01/17(i)(j)	230	108,100
Series XX, 5.25%, 07/01/35(i)(j)	705	331,350
Series XX, 5.75%, 07/01/36(i)(j)	2,870	1,348,900
Series XX, 5.25%, 07/01/40(i)(j)	8,385	3,940,950
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(i)(j)	765	359,550
Series AAA, 5.25%, 07/01/25	3,560	1,673,200
Series AAA, 5.25%, 07/01/28(i)(j)	3,655	1,717,850
Series AAA, 5.25%, 07/01/29(i)(j)	190	89,300
Series UU, 0.00%, 07/01/17(a)(i)(j)	2,660	1,250,200
Series UU, 0.00%, 07/01/18(a)(i)(j)	125	58,750
Series UU, 4.43%, 07/01/31(a)(i)(j)	1,345	632,150
Series UU, 0.00%, 07/01/49(a)	1,135	533,450
Series ZZ, 5.25%, 07/01/19(i)(j)	1,050	493,500
Series ZZ, 5.25%, 07/01/23(i)(j)	370	173,900
Series ZZ, 5.25%, 07/01/24(i)(j)	5,050	2,373,500
Series ZZ, 5.25%, 07/01/25	265	124,550
Series ZZ, 5.00%, 07/01/28	345	162,150
Series ZZ, 5.00%, 12/29/49(i)(j)	330	155,100
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	680	810,197
Series A-2, AMT, 6.50%, 01/01/42	445	528,584
Series A-2, AMT, 6.75%, 01/01/45	680	809,401
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Series A-2, Restructured, 4.54%, 07/01/53	1,564	1,488,186
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/33	2,574	1,798,894
Series A-1, Restructured, 0.00%, 07/01/46	32,941	10,507,926
Series A-1, Restructured, 0.00%, 07/01/51	18,000	4,211,391
Series B-1, Restructured, 0.00%, 07/01/46	8,066	2,577,713
		172,994,307
South Carolina — 0.7%
City of Hardeeville South Carolina, SAB(b)
3.00%, 05/01/27	180	172,551
3.50%, 05/01/32	235	216,323
3.88%, 05/01/41	560	490,519
4.00%, 05/01/52	465	379,894
County of Dorchester South Carolina, SAB, 6.00%, 10/01/51(b)	2,240	2,293,037
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(b)	1,935	1,831,796
Series A, 5.00%, 11/15/42	585	572,567

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
June 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, RB (continued)
Series A, 5.50%, 11/01/54	$3,945	$ 4,378,772
South Carolina Jobs-Economic Development Authority, Refunding RB, 4.00%, 11/15/27	385	379,184
		10,714,643
Tennessee — 1.3%
Franklin Health & Educational Facilities Board, Refunding RB, Series A, 7.50%, 06/01/47(b)	4,060	149,002
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 4.00%, 10/01/49	1,635	1,382,074
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, 4.00%, 06/01/51(b)	3,445	2,930,341
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(c)	4,000	1,495,670
Nashville Metropolitan Development & Housing Agency, TA, 5.13%, 06/01/36(b)	500	506,273
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	7,435	7,953,616
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	6,360	6,718,424
		21,135,400
Texas — 7.6%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	2,340	1,618,202
Arlington Higher Education Finance Corp., RB(b)
5.63%, 08/15/54	6,260	5,285,509
7.50%, 04/01/62	1,970	2,015,571
7.88%, 11/01/62	1,670	1,754,198
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	1,555	1,463,904
Central Texas Regional Mobility Authority, Refunding RB(c)
0.00%, 01/01/28	3,000	2,643,167
0.00%, 01/01/29	500	423,454
0.00%, 01/01/30	1,330	1,082,115
0.00%, 01/01/31	4,000	3,127,950
City of Crandall Texas, SAB(b)
4.00%, 09/15/31	200	193,709
4.75%, 09/15/31	100	99,463
4.25%, 09/15/41	770	705,261
5.00%, 09/15/41	500	493,346
City of Fate Texas, SAB, 5.75%, 08/15/54(b)	290	295,018
City of Houston Texas Airport System Revenue, ARB
AMT, 5.00%, 07/15/28	6,685	6,935,095
Series A, AMT, 6.63%, 07/15/38	1,110	1,111,394
Series A, AMT, 4.00%, 07/01/41	3,600	3,397,544
Series B-1, AMT, 5.00%, 07/15/35	5,000	5,033,556
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	615	633,973
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 4.75%, 07/01/24	910	910,062
AMT, 5.00%, 07/01/29	6,600	6,604,173
Series C, AMT, 5.00%, 07/15/27	5,525	5,691,210
City of Marble Falls Texas, SAB(b)
4.63%, 09/01/31	100	99,215
4.88%, 09/01/41	295	289,170
Security	Par (000)	Value
Texas (continued)
City of Marble Falls Texas, SAB(b) (continued)
5.13%, 09/01/51	$500	$ 485,435
City of San Marcos Texas, SAB(b)
3.75%, 09/01/27	228	225,673
4.00%, 09/01/32	237	228,443
4.25%, 09/01/42	750	676,958
4.50%, 09/01/51	520	456,614
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	1,380	1,380,745
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 01/01/38	510	475,808
Series A, 5.00%, 01/01/43	520	470,622
Series A, 5.13%, 01/01/48	1,535	1,361,308
Hemphill County Hospital District, GOL
4.63%, 02/01/39	1,500	1,432,601
4.75%, 02/01/45	2,500	2,332,330
Houston Higher Education Finance Corp., RB, 4.00%, 10/01/51	1,400	1,084,742
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 01/01/55	700	553,992
Series A, 5.00%, 07/01/57	3,000	2,463,039
Series A-1, 5.50%, 01/01/57	1,620	1,515,676
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	5,000	4,779,907
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	5,580	5,080,823
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	375	377,709
Series A, 5.75%, 08/15/45	735	744,400
Port of Beaumont Navigation District, ARB(b)
Series A, AMT, 5.00%, 01/01/39	21,345	21,714,582
Series A, AMT, 5.13%, 01/01/44	9,535	9,536,273
Port of Beaumont Navigation District, RB, AMT, 2.88%, 01/01/41(b)	2,050	1,503,149
Port of Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	3,580	3,181,160
Series A, AMT, 4.00%, 01/01/50	1,155	965,470
San Antonio Education Facilities Corp., RB
Series A, 5.00%, 10/01/41	645	561,992
Series A, 5.00%, 10/01/51	885	709,899
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,500	1,563,643
Texas Transportation Commission State Highway 249 System, RB, CAB(c)
0.00%, 08/01/46	2,580	876,358
0.00%, 08/01/47	3,850	1,234,072
0.00%, 08/01/48	4,070	1,253,754
0.00%, 08/01/49	3,825	1,117,504
0.00%, 08/01/50	5,485	1,511,560
0.00%, 08/01/51	3,230	841,596
0.00%, 08/01/52	3,230	757,245
0.00%, 08/01/53	290	67,509
		125,428,850
Utah — 1.0%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	1,475	1,517,771
County of Utah, RB, Series A, 3.00%, 05/15/50	940	717,300
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	1,320	1,101,068
Schedule of Investments

Schedule of Investments (continued)
June 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utah (continued)
Utah Housing Corp., RB, S/F Housing
Series A, (GNMA), 4.50%, 01/21/49	$1,111	$ 1,067,529
Series B, (GNMA), 4.50%, 02/21/49	1,803	1,731,705
Series C, (GNMA), 4.50%, 03/21/49	962	908,509
Series D, (GNMA), 4.50%, 04/21/49	2,022	1,940,488
Series E, (GNMA), 4.50%, 05/21/49	1,353	1,299,072
Series F-G2, (GNMA), 4.50%, 06/21/49	2,345	2,252,753
Series G-G2, (GNMA), 4.50%, 07/21/49	1,350	1,296,162
Series H, (GNMA), 4.50%, 08/21/49	1,168	1,121,487
Series I, (GNMA), 4.50%, 11/21/48	645	618,999
Series J, (GNMA), 4.50%, 12/21/48	895	859,548
Wood Ranch Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	485	484,908
		16,917,299
Vermont(b) — 0.7%
East Central Vermont Telecommunications District, RB
Series A, 4.75%, 12/01/40	2,850	2,547,439
Series A, 4.50%, 12/01/44	3,695	3,030,337
Series A, 6.88%, 12/01/46	3,630	3,834,124
Series A, 4.50%, 12/01/50	3,000	2,272,449
		11,684,349
Virginia — 1.7%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	1,154	1,161,324
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/30(d)	2,770	2,190,737
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/40(b)	1,790	1,431,836
James City County Economic Development Authority, RB
Series A, 6.88%, 12/01/58	1,475	1,610,275
Series C3, 5.25%, 12/01/27	990	989,997
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	460	462,269
5.00%, 03/01/45	475	464,309
Norfolk Economic Development Authority, Refunding RB, Series B, 4.00%, 11/01/48	10,745	10,366,970
Norfolk Redevelopment & Housing Authority, RB
Series A, 5.00%, 01/01/49	1,250	1,135,600
Series B, 4.00%, 01/01/25	305	304,461
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	2,500	2,404,553
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	1,800	2,058,104
Series B3, 5.38%, 09/01/29	1,085	1,112,867
Virginia Beach Development Authority, Refunding RB, 4.00%, 09/01/48	2,885	2,444,476
		28,137,778
Washington — 0.6%
Washington Economic Development Finance Authority, RB, Series A, AMT, Sustainability Bonds, 5.63%, 12/01/40(b)	3,470	3,514,437
Washington State Housing Finance Commission, RB, Series A, 5.00%, 07/01/50(b)	1,240	1,152,320
Security	Par (000)	Value
Washington (continued)
Washington State Housing Finance Commission, Refunding RB
5.00%, 01/01/26(b)	$900	$ 904,158
5.75%, 01/01/35(b)	355	355,368
5.00%, 01/01/43(b)	2,000	1,940,681
6.00%, 01/01/45(b)	940	938,878
Series A, 5.00%, 07/01/43	920	958,659
Series A, 5.00%, 07/01/48	620	639,228
		10,403,729
Wisconsin — 4.4%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	530	452,429
AMT, 4.25%, 07/01/54	3,690	2,914,221
Public Finance Authority, RB
7.00%, 10/01/31(b)	910	127,400
5.00%, 06/15/41(b)	925	919,370
6.25%, 10/01/47(b)	910	127,400
5.63%, 06/15/49(b)	5,925	5,318,422
5.00%, 06/15/53	645	627,220
5.00%, 06/15/55(b)	2,405	2,293,803
5.00%, 01/01/56(b)	3,790	3,306,526
Series A, 12.00%, 05/16/29(b)	1,895	1,907,838
Series A, 4.25%, 06/15/31(b)	170	154,521
Series A, 5.00%, 06/01/40(b)	750	699,793
Series A, 5.00%, 06/15/41(b)	510	457,306
Series A, 7.75%, 07/01/43(b)	9,100	9,371,653
Series A, 6.85%, 11/01/46(b)	1,325	640,969
Series A, 7.00%, 11/01/46(b)	805	389,419
Series A, 5.38%, 07/15/47(b)	1,595	1,597,432
Series A, 5.00%, 06/01/49(b)	1,340	1,164,492
Series A, 5.63%, 06/15/49(b)	7,850	7,442,790
Series A, 5.00%, 06/15/51(b)	1,060	893,176
Series A, 5.25%, 12/01/51(b)	5,280	3,604,001
Series A, 5.00%, 06/15/55(b)	11,540	9,586,009
Series A, 4.75%, 06/15/56(b)	2,395	1,714,732
Series A-1, 4.50%, 01/01/35(b)	845	813,877
Series B, 0.00%, 01/01/35(b)(c)	1,050	535,886
Series B, 0.00%, 01/01/60(b)(c)	31,635	2,281,594
AMT, Sustainability Bonds, 4.00%, 09/30/51	4,000	3,327,675
AMT, Sustainability Bonds, 4.00%, 03/31/56	3,370	2,738,291
Public Finance Authority, Refunding RB(b)
5.00%, 05/15/32	980	980,425
5.00%, 03/01/52	1,300	1,150,415
Wisconsin Health & Educational Facilities Authority, RB, Series A, Senior Lien, 5.75%, 08/15/54	1,375	1,418,298
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 01/01/47	2,540	1,862,082
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	740	732,642
		71,552,107
Total Municipal Bonds — 90.9% (Cost: $1,539,322,665)		1,495,096,252

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
June 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(k)
New York — 0.8%
Triborough Bridge & Tunnel Authority, Refunding RB, Sub-Series B-1, Senior Lien, 5.00%, 05/15/56	$12,000	$ 12,382,590
Pennsylvania — 0.8%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.45%, 04/01/51	12,495	13,374,689
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 1.6% (Cost: $24,701,509)		25,757,279
Total Long-Term Investments — 92.5% (Cost: $1,564,024,174)		1,520,853,531
Short-Term Securities
Commercial Paper — 1.8%
City of San Antonio, 3.75%, 09/20/24(l)	29,750	29,751,202

	Shares
	Money Market Funds — 5.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.88%(m)(n)	95,546,758	95,556,313
	Total Short-Term Securities — 7.6% (Cost: $125,272,427)	125,307,515
	Total Investments — 100.1% (Cost: $1,689,296,601)	1,646,161,046
	Other Assets Less Liabilities — 0.9%	15,182,577
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.0)%	(16,442,540)
	Net Assets — 100.0%	$ 1,644,901,083

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	When-issued security.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Rounds to less than 1,000.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See
Note 4 of the Notes to Financial Statements for details.

(l)	Rates are discount rates or a range of discount rates as of period end.
(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 79,899,513	$ 15,644,518 (a)	$ —	$ 14,418	$ (2,136)	$ 95,556,313	95,546,758	$ 3,044,836	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (continued)
June 30, 2024
BlackRock High Yield Municipal Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	118	09/19/24	$ 12,962	$ (95,471)
U.S. Long Bond	120	09/19/24	14,145	(55,657)
				$ (151,128)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 151,128	$ —	$ 151,128

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (312,808)	$ —	$ (312,808)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (151,128)	$ —	$ (151,128)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$21,348,496
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,495,096,252	$ —	$ 1,495,096,252
Municipal Bonds Transferred to Tender Option Bond Trusts	—	25,757,279	—	25,757,279
Short-Term Securities
Commercial Paper	—	29,751,202	—	29,751,202

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
June 30, 2024
BlackRock High Yield Municipal Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Money Market Funds	$ 95,556,313	$ —	$ —	$ 95,556,313
Unfunded Commitments(a)	—	—	12,193,953	12,193,953
	$95,556,313	$1,550,604,733	$12,193,953	$1,658,354,999
Derivative Financial Instruments(b)
Liabilities
Interest Rate Contracts	$ (151,128)	$ —	$ —	$ (151,128)

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $16,330,000 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
June 30, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.2%
Black Belt Energy Gas District, RB(a)
Series C, 5.50%, 10/01/54	$54,000	$ 59,154,073
Series F, 5.50%, 11/01/53	11,170	11,826,986
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.25%, 10/01/41	6,900	7,638,660
5.25%, 10/01/42	7,575	8,340,375
5.25%, 10/01/43	6,250	6,840,197
5.25%, 10/01/44	6,500	7,083,235
5.25%, 10/01/45	12,330	13,400,043
5.25%, 10/01/49	10,000	10,708,530
Energy Southeast A Cooperative District, RB(a)
Series A-1, 5.50%, 11/01/53	93,715	100,849,872
Series B-1, 5.75%, 04/01/54	25,150	27,577,344
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	102,970	103,500,099
Series B, 4.00%, 12/01/51	9,220	9,144,622
Series B-1, 5.00%, 05/01/53	20,000	20,850,236
		386,914,272
Arizona — 1.3%
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.25%, 07/01/37	1,230	1,244,996
Series A, 5.50%, 07/01/52	2,450	2,456,010
City of Phoenix Civic Improvement Corp., RB
Junior Lien, 5.00%, 07/01/40	2,000	2,250,463
Junior Lien, 5.00%, 07/01/42	7,815	8,676,859
Junior Lien, Sustainability Bonds, 5.00%, 07/01/44	20,000	21,405,363
Subordinate, 5.00%, 07/01/44	5,000	5,439,284
Pinal County Industrial Development Authority, RB, 6.25%, 06/01/26	150	153,148
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 4.00%, 01/01/38	45,000	45,129,597
Tucson Industrial Development Authority/Pima County Industrial Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	6,125	6,491,553
		93,247,273
Arkansas — 1.0%
Arkansas Development Finance Authority, RB(b)
AMT, 4.75%, 09/01/49	34,660	34,334,805
AMT, Sustainability Bonds, 7.38%, 07/01/48	15,700	17,663,276
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48	18,200	19,991,212
University of Arkansas, RB, Series A, 5.00%, 12/01/45	4,540	4,865,256
		76,854,549
California — 7.4%
California Community Choice Financing Authority, RB, Sustainability Bonds, 5.50%, 10/01/54(a)	10,000	10,949,910
California Health Facilities Financing Authority, RB, Series A, 5.00%, 12/01/36	21,850	24,262,870
California Statewide Communities Development Authority, SAB, Series C, 3.00%, 09/02/30	3,115	3,020,664
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/44	8,000	8,213,466
Series A, AMT, 5.25%, 05/15/48	7,000	7,207,899
Sub-Series A, AMT, 5.00%, 05/15/47	2,855	2,893,216
Security	Par (000)	Value
California (continued)
City of Los Angeles Department of Airports, ARB (continued)
AMT, Sustainability Bonds, 5.00%, 05/15/47	$26,170	$ 27,649,448
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.00%, 05/15/45	18,000	18,924,405
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(b)	7,590	6,683,416
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Mezzanine Lien, Sustainability Bonds, 4.00%, 06/01/57	7,220	4,913,315
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	6,125	3,929,760
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	15,875	11,008,346
Series B, Sustainability Bonds, 4.00%, 07/01/58	10,330	7,169,356
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/39	14,500	15,201,259
Series A, AMT, 5.25%, 05/01/42	17,000	18,903,208
Series A, AMT, 5.00%, 05/01/49	26,000	26,702,680
Series B, AMT, 5.00%, 05/01/46	45,000	45,390,399
Series D, AMT, 5.00%, 05/01/43	17,735	18,317,706
Series D, AMT, 5.00%, 05/01/48	50,880	52,081,952
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series A, AMT, 5.00%, 05/01/38	10,000	11,018,968
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, Sustainability Bonds, 1.00%, 10/01/26(c)	100,000	94,325,645
University of California, RB
Series M, 5.00%, 05/15/37	15,410	16,142,234
Series M, 5.00%, 05/15/42	25,000	25,880,970
University of California, Refunding RB, Series Q, 5.00%, 05/15/46	83,420	91,423,959
		552,215,051
Colorado — 2.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/36	7,360	7,695,375
Series A, AMT, 5.00%, 12/01/38	17,750	18,520,239
Series A, AMT, 5.00%, 12/01/43	13,860	14,212,060
Series A, AMT, 5.25%, 12/01/43	45,235	47,072,579
Series A, AMT, 5.25%, 12/01/48	41,110	42,300,428
Series D, AMT, 5.75%, 11/15/45	3,290	3,660,316
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 07/01/31(b)	500	472,534
Colorado Health Facilities Authority, RB, Series A, 5.00%, 12/01/34	45,150	51,536,311
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/15/47	25,000	26,862,310
Mayfield Metropolitan District, GOL, Series A, 5.75%, 12/01/50	1,189	1,192,734
		213,524,886
Connecticut — 1.2%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series B, Sustainability Bonds, 5.75%, 11/15/53	14,070	14,835,580
Connecticut State Health & Educational Facilities Authority, Refunding RB(a)
Series 2015-A, 0.38%, 07/01/35	39,965	39,898,393

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
June 30, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, Refunding RB(a) (continued)
Series B, 07/01/49(d)	$9,705	$ 10,448,350
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	1,165	1,160,795
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/40	2,335	2,375,574
Series A, 5.00%, 07/01/41	15,285	16,897,062
State of Connecticut, GO, Series A, 5.00%, 04/15/39	1,000	1,071,953
		86,687,707
Delaware — 0.4%
Delaware State Economic Development Authority, Refunding RB, Series A, 1.25%, 10/01/45(a)	25,165	23,837,027
Delaware State Housing Authority, RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	7,515	8,194,159
		32,031,186
District of Columbia — 3.3%
District of Columbia Income Tax Revenue, RB, Series C, 5.00%, 05/01/45	11,670	12,372,438
District of Columbia Water & Sewer Authority, Refunding RB, Series B, 5.00%, 10/01/49	5,745	5,946,246
District of Columbia, GO, Series D, 5.00%, 06/01/42	27,440	28,396,973
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	18,355	20,355,174
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 10/01/29(d)	14,000	14,770,504
Series A, AMT, 10/01/30(d)	16,500	17,585,569
Series A, AMT, 10/01/33(d)	20,000	21,953,537
Series A, AMT, 5.00%, 10/01/48	12,400	12,722,859
Washington Metropolitan Area Transit Authority, RB
5.00%, 07/01/43	22,315	23,014,777
Series B, 5.00%, 07/01/42	81,415	84,053,286
Washington Metropolitan Area Transit Authority, Refunding RB, Series A-1, 5.00%, 07/01/31	6,860	7,138,484
		248,309,847
Florida — 2.4%
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/15/49(b)	4,365	4,222,099
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series B, AMT, 5.00%, 10/01/40	30,000	30,664,975
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57	8,670	6,122,754
Series C, 5.75%, 12/15/56	6,295	5,395,861
AMT, 5.00%, 05/01/29	1,820	1,841,466
AMT, 6.13%, 07/01/32(a)	11,725	12,100,973
Florida Development Finance Corp., Refunding RB, Series A, 4.50%, 12/15/56(b)	18,065	13,995,506
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/44	28,000	29,097,266
Sub-Series A, AMT, 5.00%, 10/01/42	43,040	44,339,222
Sub-Series A, AMT, 5.00%, 10/01/47	17,500	17,867,450
Lakewood Ranch Stewardship District, SAB, 4.63%, 05/01/27	1,135	1,137,085
Live Oak Lake Community Development District, SAB
4.40%, 05/01/40	1,600	1,508,482
4.60%, 05/01/51	2,840	2,583,292
Miami-Dade County Industrial Development Authority, RB, 5.10%, 11/01/43	8,370	7,769,864
Security	Par (000)	Value
Florida (continued)
River Landing Community Development District, SAB
Series A, 4.13%, 05/01/40	$860	$ 785,017
Series B, 4.25%, 11/01/35	190	189,873
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10	147	72,175
Windward Community Development District, SAB, Series A-2, 4.40%, 11/01/35	440	439,931
		180,133,291
Georgia — 3.4%
City of Atlanta Georgia Airport Passenger Facility Charge, ARB, Series D, AMT, Subordinate, 4.00%, 07/01/34	20,615	20,705,340
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	5,030	4,895,860
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 05/01/54	45,000	47,649,745
Series B, 5.00%, 07/01/53	11,610	12,194,851
Series C, 4.00%, 03/01/50	20,710	20,744,638
Series C, 5.00%, 09/01/53	98,000	103,096,154
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	43,000	45,283,561
		254,570,149
Idaho — 0.1%
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48	10,000	11,011,577
Illinois — 5.5%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	2,200	2,192,478
Series H, 5.00%, 12/01/36	4,620	4,715,115
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/28	4,000	4,154,920
Series B, 4.00%, 12/01/35	11,640	11,311,613
Series C, 5.00%, 12/01/24	4,445	4,466,756
Series C, 5.00%, 12/01/25	12,760	12,920,504
Series C, 5.00%, 12/01/26	3,060	3,125,682
Series F, 5.00%, 12/01/24	9,585	9,618,769
Series G, 5.00%, 12/01/34	5,000	5,111,484
Chicago O’Hare International Airport, ARB
Series A, AMT, Senior Lien, (AGM), 5.25%, 01/01/45	3,030	3,227,736
Series D, AMT, Senior Lien, 5.00%, 01/01/42	16,340	16,528,029
Series D, Senior Lien, 5.25%, 01/01/42	50,000	51,524,296
Series D, Senior Lien, 5.00%, 01/01/47	20,000	20,343,541
Chicago O’Hare International Airport, Refunding RB, Series A, AMT, 5.00%, 01/01/33	5,600	5,611,060
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 10/01/38	7,050	7,065,233
Series A, 5.00%, 07/15/42	10,000	10,372,445
Series A, 5.00%, 10/01/48	31,850	32,756,522
Series C, 5.00%, 02/15/41	30,000	30,660,354
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 10/01/53	9,260	9,825,982
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	7,075	7,448,259
Series A, 5.00%, 01/01/45	7,940	8,443,147
Series A, 5.25%, 01/01/45	35,000	38,969,068
State of Illinois, GO
5.50%, 05/01/39	9,040	9,902,134
Series A, 5.00%, 11/01/29	27,500	29,510,138
Series C, 5.50%, 10/01/42	28,000	31,151,999
Schedule of Investments

Schedule of Investments (continued)
June 30, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
State of Illinois, GO, BAB, Series B, 5.00%, 11/01/32	$14,000	$ 15,018,202
State of Illinois, Refunding GO, Series A, 5.00%, 10/01/28	19,250	20,395,950
		406,371,416
Indiana — 0.1%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series A, 5.00%, 02/01/44	6,490	6,781,372
Kentucky — 0.5%
Kentucky Public Energy Authority, Refunding RB, Series A-1, 5.25%, 04/01/54(a)	12,000	12,856,196
University of Kentucky, RB
Series B, 4.00%, 04/01/40	11,720	11,938,882
Series B, 4.00%, 04/01/41	12,185	12,330,739
		37,125,817
Louisiana — 3.8%
Lake Charles Harbor & Terminal District, RB, AMT, 1.00%, 12/01/51(a)	205,960	203,474,061
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, 0.88%, 02/01/46(a)	10,580	10,372,667
Louisiana Public Facilities Authority, RB
5.00%, 10/01/43(a)(b)	50,000	50,374,756
5.25%, 10/01/48	6,185	6,498,884
Series A, 5.00%, 04/01/39(b)	1,425	1,348,489
Series A, 5.00%, 06/01/39(b)	1,300	1,305,000
Series A, 5.00%, 06/01/49(b)	3,000	2,882,487
Series A, 5.00%, 06/01/58(b)	4,500	4,289,850
		280,546,194
Maryland — 1.1%
City of Baltimore Maryland, Refunding RB
Series A, 4.50%, 09/01/33	2,735	2,691,455
Series A, 5.00%, 09/01/38	1,400	1,407,895
County of Anne Arundel Maryland, GOL, 5.00%, 10/01/47	11,255	11,609,280
County of Montgomery Maryland, RB
5.00%, 12/01/44	26,780	27,061,816
Series 2016, 5.00%, 12/01/45	13,955	14,135,435
County of Prince George’s Maryland, COP, 5.00%, 10/01/48	6,175	6,422,978
Washington Suburban Sanitary Commission, RB
(GTD), 4.00%, 06/01/38	5,380	5,427,365
(GTD), 4.00%, 06/01/41	9,750	9,734,438
		78,490,662
Massachusetts — 6.9%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 5.00%, 06/01/42	14,000	14,474,323
Commonwealth of Massachusetts, GO, Series C, 5.25%, 10/01/47	7,500	8,289,675
Commonwealth of Massachusetts, GOL
Series A, 5.00%, 01/01/41	8,750	9,838,901
Series A, 5.00%, 01/01/42	12,280	13,722,867
Series A, 5.25%, 01/01/44	21,915	23,335,379
Series A, 5.25%, 04/01/47	49,650	51,552,702
Series E, 5.25%, 09/01/43	70,000	74,465,352
Series F, 5.00%, 11/01/43	5,000	5,185,865
Commonwealth of Massachusetts, Refunding GOL, Series B, 5.00%, 11/01/41	10,000	11,220,749
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB
Series A, 5.00%, 07/01/39	30,000	34,059,000
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB (continued)
Series A-2, 5.00%, 07/01/42	$5,000	$ 5,169,961
Sub-Series A-1, 5.25%, 07/01/48	57,645	63,773,009
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	21,640	22,628,078
Massachusetts Port Authority, Refunding ARB
Series A, AMT, 5.00%, 07/01/47	5,670	5,760,468
Series B, AMT, 5.00%, 07/01/43	22,430	22,798,133
Series C, AMT, 5.00%, 07/01/44	15,000	15,536,318
Series C, AMT, 5.00%, 07/01/49	20,000	20,581,216
Massachusetts School Building Authority, RB, Series B, 5.25%, 02/15/48	50,000	52,336,521
Nauset Regional School District, Refunding GO
4.00%, 05/15/42	5,415	5,450,091
4.00%, 05/15/43	5,120	5,133,304
4.00%, 05/15/44	5,480	5,487,385
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.25%, 11/01/42	40,000	42,042,383
		512,841,680
Michigan — 3.0%
Lansing Board of Water & Light, Refunding RB, Series A, 5.00%, 07/01/44	10,000	10,496,067
Michigan Finance Authority, RB
5.00%, 11/01/44	10,000	10,089,888
Series A, 6.50%, 06/01/57(b)	5,980	2,603,692
Sustainability Bonds, 5.50%, 02/28/49	3,660	4,036,529
Michigan Finance Authority, Refunding RB
5.00%, 11/15/41	58,080	59,039,136
Series 2016, 5.25%, 12/01/41	25,630	26,203,058
Series A, 5.00%, 12/01/41	12,130	12,855,327
Series A, 5.00%, 12/01/42	10,150	10,486,865
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	5,850	5,939,250
Michigan State University, Refunding RB, Series A, 5.00%, 08/15/49	40,000	43,474,444
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	16,470	16,714,567
State of Michigan Trunk Line Revenue, RB
4.00%, 11/15/37	13,000	13,482,715
4.00%, 11/15/38	9,865	10,235,889
		225,657,427
Minnesota — 0.7%
Minnesota Agricultural & Economic Development Board, RB
5.00%, 01/01/41	3,000	3,312,565
5.00%, 01/01/42	3,500	3,842,297
5.25%, 01/01/47	12,500	13,842,708
Minnesota Housing Finance Agency, RB, S/F Housing
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 07/01/53	4,420	4,688,778
Series O, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	3,775	4,047,103
State of Minnesota, GO
Series A, 4.00%, 09/01/40	14,745	15,039,199
Series A, 4.00%, 09/01/41	6,255	6,349,423
		51,122,073

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
June 30, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mississippi — 0.1%
Medical Center Educational Building Corp., Refunding RB, 5.00%, 06/01/47	$8,975	$ 9,188,959
State of Mississippi, GO, Series C, 4.00%, 10/01/40	1,865	1,837,150
		11,026,109
Missouri — 0.5%
Health & Educational Facilities Authority of the State of Missouri, RB
4.50%, 01/01/39	15,085	15,085,689
Series A, 5.00%, 10/01/46	6,000	6,304,299
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 6.00%, 05/01/55	15,510	16,993,680
		38,383,668
Montana — 0.1%
Montana Board of Housing, RB, S/F Housing, Series A, 5.75%, 12/01/53	9,265	9,831,519
Nebraska — 0.1%
Omaha School District, GO, 4.00%, 12/15/42	6,725	6,680,835
Nevada — 0.4%
County of Clark Nevada, GOL, Series A, 5.00%, 06/01/43	30,000	31,481,692
State of Nevada Department of Business & Industry, RB
Series A, 4.50%, 12/15/29(b)	245	239,620
Series A, 5.00%, 07/15/37	875	875,475
		32,596,787
New Jersey — 3.1%
New Jersey Economic Development Authority, RB, 5.00%, 06/15/43	7,550	7,876,981
New Jersey Health Care Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/37	3,000	3,115,112
Series A, 5.00%, 07/01/38	29,350	30,457,723
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 6.00%, 10/01/55	6,520	7,025,754
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/43	9,000	9,918,178
5.00%, 06/15/46	12,350	12,840,346
Series C, 5.25%, 06/15/32	20,010	20,173,909
New Jersey Transportation Trust Fund Authority, Refunding RB
Series AA, 5.00%, 06/15/39	8,500	9,426,160
Series AA, 5.00%, 06/15/40	3,985	4,382,142
New Jersey Turnpike Authority, RB
Series B, 5.00%, 01/01/46	20,000	21,707,068
Series B, 5.25%, 01/01/49	30,000	33,247,568
Series E, 5.00%, 01/01/32	4,425	4,461,911
State of New Jersey, GO
5.00%, 06/01/40	12,500	13,003,527
5.00%, 06/01/41	11,500	11,932,633
5.00%, 06/01/42	10,500	10,871,074
Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	$15,000	$ 15,476,175
Series A, 5.25%, 06/01/46	10,000	10,429,600
		226,345,861
New Mexico — 0.1%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	95	98,365
New Mexico Mortgage Finance Authority, RB, S/F Housing, (FHLMC, FNMA, GNMA), 5.75%, 03/01/54	6,445	6,867,923
		6,966,288
New York — 11.2%
City of New York, GO
Series E-1, 5.00%, 03/01/39	10,375	10,913,056
Sub-Series F-1, 5.00%, 04/01/43	30,000	31,308,799
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	10,000	10,300,894
New York City Municipal Water Finance Authority, Refunding RB
5.00%, 06/15/40	3,325	3,580,543
Series CC1, 5.00%, 06/15/37	24,000	25,103,187
Series EE, 5.00%, 06/15/40	24,040	25,134,327
Series EE, 5.00%, 06/15/45	7,000	7,261,946
Series EE2, 5.00%, 06/15/40	39,865	42,642,323
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S, Subordinate, (SAW), 5.00%, 07/15/41	3,675	3,724,198
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B-1, 5.00%, 08/01/39	7,590	7,594,708
Series D-1, 5.50%, 11/01/45	19,690	22,305,395
Series E-1, 5.00%, 02/01/41	20,000	20,106,294
Sub-Series A-1, 5.00%, 08/01/37	8,015	8,020,894
Sub-Series E-1, 5.00%, 02/01/39	2,525	2,613,125
Sub-Series F-1, 5.00%, 05/01/42	3,000	3,091,662
Series C-3, Subordinate, 5.00%, 05/01/39	2,600	2,739,686
Series F-1, Subordinate, 5.00%, 02/01/44	4,000	4,333,602
New York City Transitional Finance Authority, RB
Series C, 5.50%, 05/01/40	3,000	3,521,622
Series C, 5.50%, 05/01/41	10,000	11,681,403
Series G-1, 5.00%, 05/01/40	6,035	6,811,925
Series G-1, 5.00%, 05/01/41	5,960	6,670,985
Series G-1, 5.00%, 05/01/42	10,000	11,178,299
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/40	3,495	3,624,575
Series A, 5.00%, 03/15/41	3,240	3,349,353
Series A, 5.00%, 07/01/43	2,050	2,144,055
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/44	2,130	2,335,707
Series A, 5.25%, 03/15/38	5,000	5,400,365
Series A, 5.00%, 03/15/39	5,275	6,027,723
Series A, 4.00%, 03/15/40	34,960	35,717,951
Series A, 5.00%, 03/15/40	8,500	9,219,988
Series A, 5.00%, 03/15/41	14,710	16,543,154
Series A, 5.00%, 03/15/42	11,585	12,963,799
Series A, 5.00%, 03/15/46	39,000	42,245,749
Series E, 5.00%, 03/15/40	2,270	2,405,968
Schedule of Investments

Schedule of Investments (continued)
June 30, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series E, 5.00%, 03/15/42	$36,535	$ 38,495,002
New York State Housing Finance Agency, RB, M/F Housing, Series J, Sustainability Bonds, (SONYMA), 1.10%, 11/01/61(a)	36,070	33,235,740
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/44	14,075	15,561,155
New York State Urban Development Corp., Refunding RB
5.00%, 03/15/47	10,000	10,643,611
Series A, 5.00%, 03/15/46	12,225	13,276,298
Series E, 4.00%, 03/15/41	24,000	24,276,308
New York Transportation Development Corp., ARB
AMT, 6.00%, 04/01/35	14,215	16,036,848
AMT, 5.00%, 12/01/35	1,650	1,783,217
AMT, 5.00%, 12/01/38	10,000	10,621,984
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	25,020	26,266,402
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	13,380	13,898,406
AMT, Sustainability Bonds, 5.25%, 06/30/49	47,200	49,362,179
Port Authority of New York & New Jersey, ARB, AMT, 5.00%, 11/01/49	33,555	34,712,493
Port Authority of New York & New Jersey, Refunding ARB
5.00%, 10/15/42	10,000	10,291,643
Series 205, 5.00%, 11/15/47	14,610	15,169,164
AMT, 5.00%, 01/15/47	12,550	13,230,765
Series 207, AMT, 5.00%, 09/15/31	14,950	15,472,132
Series 207, AMT, 5.00%, 09/15/32	4,000	4,119,536
Series 231, AMT, 5.50%, 08/01/39	5,710	6,370,187
Series 231, AMT, 5.50%, 08/01/47	40,000	43,555,328
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/41	10,000	10,160,216
Series C, Sustainability Bonds, 5.25%, 11/15/40	5,335	6,090,655
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,500	2,521,672
		827,768,201
North Carolina — 0.1%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 52A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	9,345	10,122,015
Ohio — 1.3%
Ohio University, Refunding RB
Series A, 5.00%, 12/01/44	16,500	16,973,423
Series A, 5.00%, 12/01/45	7,000	7,192,075
Ohio Water Development Authority Water Pollution Control Loan Fund, RB
Series B, Sustainability Bonds, 5.00%, 12/01/39	10,000	11,319,847
Series B, Sustainability Bonds, 5.00%, 12/01/40	11,500	12,915,547
Series B, Sustainability Bonds, 5.00%, 12/01/41	10,000	11,163,507
State of Ohio, GO, Series A, 5.00%, 03/01/41	5,000	5,653,762
State of Ohio, RB, 4.00%, 01/01/40	3,190	3,204,637
University of Cincinnati, RB
Series A, 5.25%, 06/01/49	20,000	22,068,552
Series C, 5.00%, 06/01/41	2,600	2,651,212
		93,142,562
Security	Par (000)	Value
Oklahoma — 0.6%
Oklahoma County Finance Authority, RB
(BAM), 5.00%, 10/01/41	$2,000	$ 2,197,261
(BAM), 5.00%, 10/01/42	3,000	3,279,332
(BAM), 5.00%, 10/01/43	2,500	2,729,445
(BAM), 5.00%, 10/01/44	1,850	2,003,823
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(b)	7,990	8,507,103
Oklahoma Industries Authority, RB
5.00%, 04/01/28	11,890	12,610,117
5.00%, 04/01/32	10,475	11,725,086
		43,052,167
Pennsylvania — 1.5%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/27	2,070	2,114,054
5.00%, 05/01/32	3,750	3,828,858
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/47	5,500	5,662,879
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,535	1,537,148
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 6.25%, 10/01/53	11,975	12,978,748
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, RB, Series A, 5.25%, 12/01/44	30,000	31,754,860
Pennsylvania Turnpike Commission, RB
Sub-Series A, 5.50%, 12/01/46	40,000	41,163,660
Series A, Subordinate, 5.00%, 12/01/44	5,000	5,205,506
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	4,200	4,235,805
		108,481,518
Puerto Rico — 0.9%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.75%, 07/01/31	13,205	14,612,707
Series A-1, Restructured, 4.00%, 07/01/33	20,418	20,258,356
Series A-1, Restructured, 4.00%, 07/01/35	8,168	8,024,402
Series A-1, Restructured, 4.00%, 07/01/37	25,180	24,308,557
		67,204,022
South Carolina — 3.4%
County of Dorchester South Carolina, SAB(b)
5.88%, 10/01/40	1,245	1,288,064
6.00%, 10/01/51	3,000	3,071,032
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	48,600	51,902,332
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	96,375	104,040,464
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(b)	10,135	9,594,445
Series A, 5.25%, 11/01/41	8,965	10,107,126
Series A, 5.25%, 11/01/43	24,385	27,282,094
Series A, 5.50%, 11/01/48	8,290	9,306,038
Series A, 5.50%, 11/01/49	18,635	20,865,367
South Carolina Jobs-Economic Development Authority, Refunding RB, 5.25%, 11/15/37	3,005	3,032,091
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B, 6.00%, 01/01/54	9,820	10,644,490
		251,133,543

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
June 30, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Dakota — 0.0%
South Dakota State Building Authority, Refunding RB, Series C, 4.00%, 06/01/40	$1,000	$ 1,010,337
Tennessee — 2.1%
County of Knox Tennessee, GO
4.00%, 06/01/42	6,230	6,272,312
4.00%, 06/01/43	4,980	4,980,185
4.00%, 06/01/44	5,765	5,747,675
Tennergy Corp., RB, Series A, 10/01/54(a)(d)	36,450	38,271,971
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	75,000	77,916,796
Tennessee Housing Development Agency, RB, S/F Housing, Series 2A, Sustainability Bonds, 5.75%, 01/01/54	12,670	13,425,103
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 3A, Sustainability Bonds, 6.25%, 01/01/54	5,450	5,897,579
		152,511,621
Texas — 12.9%
Arlington Higher Education Finance Corp., RB
7.88%, 11/01/62(b)	9,425	9,900,191
Series A, 5.30%, 04/01/62(b)	6,415	5,030,209
Series A, 5.75%, 08/15/62	4,950	4,817,307
Austin Independent School District, GO
(PSF), 5.00%, 08/01/39	6,300	7,197,499
(PSF), 5.00%, 08/01/40	4,775	5,297,777
(PSF), 5.00%, 08/01/41	8,935	9,861,908
(PSF), 5.00%, 08/01/42	7,255	7,975,364
5.00%, 08/01/48	20,000	20,951,678
(PSF), 5.00%, 08/01/49	26,100	28,616,713
(PSF), 5.25%, 08/01/49	13,395	15,022,952
Board of Regents of the University of Texas System, Refunding RB, Series A, 5.00%, 08/15/43	11,035	12,185,813
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB
4.00%, 10/01/40	4,535	4,540,257
Series C, 5.00%, 10/01/45	21,635	23,053,366
City of Dallas Texas, Refunding GOL, Series A, 4.00%, 02/15/37	4,080	4,122,215
City of Houston Texas, Refunding GOL
Series A, 5.25%, 03/01/42	1,375	1,533,045
Series A, 5.25%, 03/01/43	1,380	1,530,129
City of Midland Texas, Refunding GOL, Series B, 5.00%, 03/01/47	10,000	10,697,965
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/40	10,000	11,397,173
Series A, 5.25%, 02/01/41	25,625	28,999,771
Series A, 5.25%, 02/01/42	9,150	10,279,792
Series A, 5.25%, 02/01/49	10,550	11,620,185
Series B, 5.25%, 02/01/49	10,000	11,013,301
Conroe Independent School District, GO
(PSF), 5.00%, 02/15/40	7,375	8,329,496
(PSF), 5.00%, 02/15/41	3,360	3,767,040
County of Harris Texas Toll Road Revenue, Refunding RB
Series A, 1st Lien, 5.25%, 08/15/49	8,000	8,838,364
Series A, Senior Lien, 5.00%, 08/15/43	16,890	17,490,400
County of Lubbock Texas, GO, 5.00%, 02/15/41	2,215	2,466,752
Dallas Independent School District, Refunding GO, (PSF), 5.00%, 02/15/48	30,980	33,076,501
Security	Par (000)	Value
Texas (continued)
Del Mar College District, GOL, 4.00%, 08/15/36	$10,050	$ 10,069,345
Grand Parkway Transportation Corp., RB
Series A, 5.00%, 10/01/43	82,000	85,273,957
Series A, 5.00%, 10/01/48	7,305	7,552,927
Greater Texoma Utility Authority, RB
Series A, (BAM), 5.25%, 10/01/48	22,400	24,216,069
Series R, (BAM), 5.00%, 10/01/42	5,770	6,280,918
Series R, (BAM), 5.00%, 10/01/43	6,095	6,602,182
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 6.38%, 01/01/33	40	40,019
Lewisville Independent School District, GO
(PSF), 5.00%, 08/15/40	9,000	9,996,194
(PSF), 4.00%, 08/15/41	10,500	10,427,460
Lower Colorado River Authority, Refunding RB
5.00%, 05/15/44	5,050	5,174,032
5.25%, 05/15/48	30,000	32,898,441
(AGM), 5.50%, 05/15/48	17,850	19,703,303
(AGM), 5.00%, 05/15/49	16,260	17,331,273
5.00%, 05/15/50	10,310	10,704,114
Series A, 5.50%, 05/15/47	5,000	5,525,261
Midland Independent School District, GO
(PSF), 4.00%, 02/15/40	2,450	2,492,233
(PSF), 4.00%, 02/15/41	5,000	5,025,211
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 07/01/40	3,960	3,618,232
Series A, 5.00%, 07/01/57	7,000	5,747,092
New Hope Cultural Education Facilities Finance Corp., Refunding RB
Series A, 4.00%, 08/15/40	2,000	1,966,020
Series A, 6.75%, 10/01/52	580	554,469
Series B2, 4.50%, 10/01/26	2,970	2,937,381
North Fort Bend Water Authority, Refunding RB, Series A, 4.00%, 12/15/41	2,055	2,054,428
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/40	20,000	21,971,977
Series A, 5.00%, 01/01/43	10,845	11,233,585
Series B, 5.00%, 01/01/43	10,000	10,231,072
Northwest Independent School District, GO, (PSF), 5.00%, 02/15/49	24,250	26,177,562
Pasadena Independent School District, Refunding GO, (PSF), 4.00%, 02/15/39	5,000	5,146,489
Pflugerville Independent School District, GO, Series A, 5.00%, 02/15/41	7,225	7,913,235
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	24,945	26,900,190
Tarrant County Cultural Education Facilities Finance Corp., RB
5.50%, 11/15/47	11,905	13,241,771
Series B, 5.00%, 07/01/38	19,115	20,198,905
Series B, 5.00%, 07/01/43	48,000	50,146,476
Series B, 5.00%, 07/01/48	11,560	11,909,397
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 02/15/41	15,900	16,215,672
Series A, 5.00%, 11/15/45	7,300	7,394,972
Series A, 5.00%, 02/15/47	8,650	8,788,153
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 5.75%, 03/01/54	28,995	31,220,827
Schedule of Investments

Schedule of Investments (continued)
June 30, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Texas Department of Housing & Community Affairs, RB, S/F Housing (continued)
Series B, (GNMA), 6.00%, 03/01/53	$11,800	$ 12,751,174
Texas Water Development Board, RB
4.00%, 10/15/44	7,100	7,074,142
4.00%, 10/15/45	14,075	13,705,927
Series B, 4.00%, 10/15/43	11,100	10,990,645
Series B, 5.00%, 04/15/49	45,315	47,084,515
		956,100,410
Utah — 1.1%
County of Utah Utah, Refunding RB, Series A, 5.00%, 05/15/41	40,000	40,906,332
Intermountain Power Agency, RB, Series A, 5.25%, 07/01/45	25,585	28,383,131
Utah Charter School Finance Authority, RB(b)
5.00%, 06/15/42	1,810	1,569,892
5.00%, 06/15/52	5,420	4,406,438
5.63%, 06/15/54	4,930	4,878,637
Utah Charter School Finance Authority, Refunding RB, 5.25%, 06/15/37(b)	3,795	3,658,725
		83,803,155
Vermont — 0.1%
East Central Vermont Telecommunications District, RB(b)
Series A, 4.00%, 12/01/30	2,010	1,933,599
Series A, 4.25%, 12/01/40	4,030	3,390,048
Series A, 4.50%, 12/01/50	960	727,183
Vermont Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 11/01/53	4,500	4,824,298
		10,875,128
Virginia — 3.0%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	693	697,398
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/30(e)	1,662	1,314,442
Hanover County Economic Development Authority, Refunding RB, 5.00%, 07/01/38	125	117,996
Prince William County Industrial Development Authority, RB, Series A, 5.00%, 10/01/41	2,460	2,747,512
University of Virginia, Refunding RB
Series A, 5.00%, 04/01/39	21,600	22,441,855
Series A, 5.00%, 04/01/42	24,825	25,751,540
Series A, 5.00%, 04/01/47	9,630	9,919,007
Virginia Commonwealth Transportation Board, RB
5.00%, 05/15/40	5,000	5,607,040
4.00%, 05/15/41	10,000	10,078,883
5.00%, 05/15/42	5,000	5,554,857
Virginia Port Authority Commonwealth Port Fund, ARB, Series A, 5.25%, 07/01/48	32,500	36,499,066
Virginia Public Building Authority, ARB
Series A, 4.00%, 08/01/35	5,690	5,861,592
Series A, 4.00%, 08/01/38	10,310	10,544,462
Series B, AMT, 4.00%, 08/01/36	8,830	8,949,126
Virginia Public Building Authority, RB
Series A, 4.00%, 08/01/41	29,800	30,506,495
Security	Par (000)	Value
Virginia (continued)
Virginia Public Building Authority, RB (continued)
Series A, 4.00%, 08/01/42	$20,000	$ 20,382,701
Series A-2, 4.00%, 08/01/38	24,000	24,891,480
		221,865,452
Washington — 1.0%
King & Snohomish Counties School District No. 417 Northshore, Refunding GO
(GTD), 5.00%, 12/01/39	2,150	2,444,407
(GTD), 5.00%, 12/01/40	2,370	2,673,614
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	2,000	2,027,045
Series C, AMT, Intermediate Lien, 5.25%, 05/01/42	47,930	49,256,486
State of Washington, GO
Series 2020A, 5.00%, 08/01/40	5,000	5,352,877
Series C, 5.00%, 02/01/42	2,020	2,189,086
Series F, 5.00%, 06/01/45	3,795	4,084,937
State of Washington, Refunding GO, Series D, 4.00%, 07/01/37	5,000	5,177,513
		73,205,965
West Virginia — 0.1%
West Virginia University, RB, 5.00%, 10/01/49	5,000	5,236,702
Wisconsin — 0.7%
Milwaukee Metropolitan Sewerage District, GO, Series D, Sustainability Bonds, 4.00%, 10/01/40	5,680	5,750,311
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	2,715	2,317,631
AMT, 4.25%, 07/01/54	4,745	3,747,420
Public Finance Authority, RB(b)
7.00%, 10/01/31(f)(g)	1,715	240,100
6.25%, 10/01/47(f)(g)	1,715	240,100
Series A, 7.00%, 07/01/33	6,580	6,589,677
Series A, 5.25%, 03/01/45	4,000	3,826,146
Series A, 7.00%, 11/01/46	6,385	3,088,744
Series A, 5.63%, 06/15/49	11,960	11,339,588
Series A, 4.75%, 06/15/56	7,745	5,545,136
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 03/01/54	7,100	7,710,429
		50,395,282
Total Municipal Bonds — 94.6% (Cost: $6,978,388,123)		7,022,175,576
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
California — 0.6%
California State University, RB, Series A, 5.00%, 11/01/51	40,470	42,934,893
District of Columbia — 0.7%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 5.00%, 07/15/45	50,585	53,670,603

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
June 30, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts — 0.8%
Commonwealth of Massachusetts, GO, Series C, 5.25%, 10/01/47	$50,000	$ 55,264,504
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.1% (Cost: $155,156,185)		151,870,000
Total Long-Term Investments — 96.7% (Cost: $7,133,544,308)		7,174,045,576

	Shares
Short-Term Securities
	Money Market Funds — 5.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.88%(i)(j)	388,514,633	388,553,485
	Total Short-Term Securities — 5.2% (Cost: $388,464,926)	388,553,485
	Total Investments — 101.9% (Cost: $7,522,009,234)	7,562,599,061
	Liabilities in Excess of Other Assets — (0.9)%	(70,977,368)
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.0)%	(71,287,668)
	Net Assets — 100.0%	$ 7,420,334,025

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	When-issued security.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 623,096,181	$ —	$ (234,570,176)(a)	$ 68,152	$ (40,672)	$ 388,553,485	388,514,633	$ 13,898,253	$ —
iShares National Muni Bond ETF(b)	—	246,484,949	(245,759,758)	(725,191)	—	—	—	759,194	—
				$ (657,039)	$ (40,672)	$ 388,553,485		$ 14,657,447	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 4,709,515	$ —	$ 4,709,515
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (4,223,162)	$ —	$ (4,223,162)
Schedule of Investments

Schedule of Investments (continued)
June 30, 2024
BlackRock National Municipal Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$— (a)
Average notional value of contracts — short	$120,418,313

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 7,022,175,576	$ —	$ 7,022,175,576
Municipal Bonds Transferred to Tender Option Bond Trusts	—	151,870,000	—	151,870,000
Short-Term Securities
Money Market Funds	388,553,485	—	—	388,553,485
	$388,553,485	$7,174,045,576	$—	$7,562,599,061
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $70,530,007 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Schedule of Investments
June 30, 2024
BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 10.3%
Black Belt Energy Gas District, RB
4.00%, 10/01/52(a)	$3,485	$ 3,487,205
Series A, 5.00%, 09/01/25	150	151,571
Series A, 5.00%, 09/01/26	250	255,011
Series A, 5.00%, 09/01/27	225	231,964
Series A, 5.00%, 09/01/28	260	270,015
Series A, 5.00%, 09/01/29	250	260,795
Series A, 5.00%, 09/01/30	350	367,046
Series A, 5.25%, 01/01/54(a)	2,000	2,134,666
Series C-1, 5.25%, 02/01/53(a)	3,570	3,754,542
Series F, 5.25%, 12/01/26	5,140	5,285,131
Black Belt Energy Gas District, Refunding RB, Series D2, 4.98%, 07/01/52(a)	2,650	2,678,841
Columbia Industrial Development Board, Refunding RB, Series A, VRDN, 4.80%, 07/01/24(a)(b)	4,600	4,600,000
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.00%, 10/01/29	1,250	1,342,497
Energy Southeast A Cooperative District, RB
Series B, 5.00%, 12/01/26	100	102,210
Series B, 5.00%, 06/01/27	115	118,190
Series B, 5.00%, 12/01/27	100	103,222
Series B, 5.00%, 06/01/28	240	248,721
Series B, 5.00%, 12/01/28	250	259,816
Southeast Energy Authority A Cooperative District, RB
Series A, 5.25%, 01/01/54(a)	10,700	11,297,241
Series A-1, 5.00%, 12/01/26	1,000	1,021,604
Series B, 5.00%, 01/01/54(a)	10,000	10,488,790
		48,459,078
Arizona — 2.7%
Arizona Health Facilities Authority, RB, Series B, 4.13%, 01/01/46(a)	4,975	4,921,024
Chandler Industrial Development Authority, RB(a)
AMT, 4.00%, 06/01/49	3,300	3,318,889
Series 2, AMT, 5.00%, 09/01/52	2,925	3,043,897
Salt Verde Financial Corp., RB, 5.50%, 12/01/29	1,475	1,580,870
		12,864,680
California — 1.5%
California Community Choice Financing Authority, RB, Sustainability Bonds, 5.52%, 12/01/53(a)	7,000	7,080,293
Colorado — 2.2%
Colorado Health Facilities Authority, RB(a)
Series A, 5.00%, 11/15/59	4,900	5,281,544
Series B-2, 5.00%, 08/01/49	4,515	4,647,525
Regional Transportation District, Refunding RB, Series A, 3.00%, 01/15/26	610	603,505
		10,532,574
Connecticut — 1.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing
Series D-1, Sustainability Bonds, 5.00%, 11/15/26	555	577,083
Series D-1, Sustainability Bonds, 5.00%, 05/15/27	655	686,089
Series D-1, Sustainability Bonds, 5.00%, 11/15/27	350	368,835
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series L-1, 4.00%, 07/01/24	650	649,981
State of Connecticut, GO, Series A, 4.87%, 03/01/25(a)	4,155	4,184,954
		6,466,942
Security	Par (000)	Value
Delaware — 1.6%
Delaware State Economic Development Authority, Refunding RB, Series B, 1.25%, 10/01/40(a)	$8,000	$ 7,577,835
District of Columbia — 0.4%
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.00%, 02/28/27	865	890,510
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/27	1,000	1,001,479
		1,891,989
Florida — 2.2%
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/28	3,000	3,033,543
County of Broward Florida Port Facilities Revenue, ARB, AMT, 5.00%, 09/01/26	500	512,072
County of Miami-Dade Florida Aviation Revenue, Refunding RB
AMT, 5.00%, 10/01/30	500	500,656
Series A, AMT, 5.00%, 10/01/28	2,350	2,354,186
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/30	1,335	1,420,686
Miami-Dade County Expressway Authority, Refunding RB, Series B, 5.00%, 07/01/30	410	410,311
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 11/01/27	2,110	2,118,725
		10,350,179
Georgia(a) — 3.8%
Development Authority of Burke County, RB, 3.38%, 11/01/48	2,000	1,974,653
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 06/01/53	5,000	5,240,069
Series B, 5.00%, 07/01/53	10,045	10,551,014
		17,765,736
Guam — 0.5%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/25	2,500	2,522,916
Illinois — 2.6%
Chicago O’Hare International Airport, Refunding RB, Series C, Senior Lien, 5.00%, 01/01/30	1,320	1,346,311
City of Chicago Illinois Waterworks Revenue, Refunding RB, Series B, 2nd Lien, 5.00%, 11/01/24	1,185	1,190,657
City of Chicago Illinois, Refunding GO, Series A, 5.00%, 01/01/26	575	584,370
Illinois Finance Authority, Refunding RB, Series B, 4.58%, 05/01/42(a)	1,000	985,387
Illinois Housing Development Authority, RB, S/F Housing
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 04/01/28	300	321,017
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 10/01/28	250	268,943
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 04/01/29	355	383,599
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 10/01/29	375	406,868
State of Illinois, GO
Series B, 5.00%, 05/01/25	2,000	2,022,205
Series B, 5.00%, 05/01/29	2,000	2,133,538
Series D, 5.00%, 11/01/28	2,380	2,479,153
		12,122,048
Schedule of Investments

Schedule of Investments (continued)
June 30, 2024
BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indiana(a) — 1.3%
City of Whiting Indiana, RB, AMT, 5.00%, 11/01/47	$1,000	$ 1,002,028
City of Whiting Indiana, Refunding RB, AMT, 5.00%, 12/01/44	5,010	5,101,366
		6,103,394
Kansas — 3.8%
City of Burlington Kansas, Refunding RB, Series A, VRDN, 4.15%, 07/05/24(a)(b)	18,000	18,000,000
Kentucky — 2.7%
Kentucky Public Energy Authority, Refunding RB
Series B, 5.00%, 02/01/28	575	591,306
Series B, 5.00%, 02/01/29	650	672,819
Series B, 5.00%, 02/01/30	550	573,161
Series B, 5.00%, 02/01/31	1,445	1,513,784
Kentucky State Property & Building Commission, Refunding RB
Series B, 5.00%, 11/01/25	5,250	5,357,167
Series B, (SAP), 5.00%, 11/01/25	630	643,349
Louisville/Jefferson County Metropolitan Government, Refunding RB, 5.00%, 10/01/30	3,340	3,409,298
		12,760,884
Louisiana(a) — 10.2%
Lake Charles Harbor & Terminal District, RB, AMT, 1.00%, 12/01/51	13,515	13,351,874
Louisiana Public Facilities Authority, RB, 5.00%, 10/01/43(c)	10,000	10,074,951
Parish of St. James Louisiana, RB, Series A-1, VRDN, 4.07%, 07/05/24(b)	24,700	24,700,000
		48,126,825
Massachusetts — 1.2%
Massachusetts Educational Financing Authority, RB
AMT, 5.00%, 07/01/26	1,000	1,020,377
Series B, AMT, 5.00%, 07/01/26	1,250	1,275,321
Massachusetts Educational Financing Authority, Refunding RB, Series B, AMT, 5.00%, 07/01/28	500	520,923
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A-2, Sustainability Bonds, 0.45%, 12/01/24	1,500	1,478,204
Series C2, Sustainability Bonds, 4.00%, 12/01/27	1,250	1,265,474
		5,560,299
Michigan — 4.2%
Michigan Finance Authority, RB, 4.73%, 12/01/39(a)	6,115	6,105,798
Michigan Finance Authority, Refunding RB
4.63%, 04/15/47(a)	3,150	3,150,208
Series D-1, 0.55%, 10/15/24	1,300	1,288,260
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 0.55%, 04/01/25	975	950,148
Series A-1, 0.65%, 10/01/24	460	455,937
Michigan Strategic Fund, RB
0.58%, 08/01/27(a)	1,600	1,595,617
AMT, 5.00%, 06/30/29	6,015	6,276,205
		19,822,173
Minnesota — 0.8%
Hastings Independent School District No. 200, GO, CAB, Series A, 0.00%, 02/01/26(d)	1,040	987,620
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 5.00%, 07/01/28	500	505,738
Minnesota Housing Finance Agency, RB, S/F Housing
Series E, AMT, Sustainability Bonds, 0.70%, 01/01/25	800	782,862
Security	Par (000)	Value
Minnesota (continued)
Minnesota Housing Finance Agency, RB, S/F Housing (continued)
Series E, AMT, Sustainability Bonds, 0.90%, 01/01/26	$790	$ 743,644
Series E, AMT, Sustainability Bonds, 1.10%, 01/01/27	585	532,356
		3,552,220
Missouri — 0.9%
Kansas City Industrial Development Authority, ARB, Series A, AMT, 5.00%, 03/01/30	4,200	4,436,925
Nebraska — 1.2%
County of Douglas Nebraska, Refunding RB, 4.41%, 07/01/35(a)	5,825	5,749,151
Nevada — 1.8%
Clark County Water Reclamation District, Refunding GO, 5.00%, 07/01/24	435	435,056
County of Clark Nevada, Refunding GO, Series A, 5.00%, 07/01/24	350	350,045
County of Clark Nevada, Refunding RB, Series B, 5.00%, 07/01/24	545	545,065
County of Washoe Nevada, Refunding RB(a)
Series C3, 4.13%, 03/01/36	2,000	2,018,059
Series F, 4.13%, 03/01/36	5,000	5,045,146
		8,393,371
New Jersey — 5.8%
Jersey City Municipal Utilities Authority, RB, Series A, (GTD), 5.00%, 05/01/25	2,350	2,381,843
New Jersey Economic Development Authority, RB
5.00%, 06/15/29	1,000	1,074,310
5.00%, 11/01/29	1,050	1,133,004
New Jersey Economic Development Authority, Refunding RB
Series B, 5.00%, 11/01/26	10,620	11,002,929
Series RRR, 5.00%, 03/01/28	6,000	6,342,300
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/29	1,425	1,517,928
Series BB, 5.00%, 06/15/29	1,570	1,672,392
New Jersey Transportation Trust Fund Authority, Refunding RB, Series AA, 5.00%, 06/15/25	1,875	1,901,760
		27,026,466
New Mexico — 1.7%
City of Farmington New Mexico, Refunding RB, Series C, 3.88%, 06/01/40(a)	5,000	5,033,224
New Mexico Educational Assistance Foundation, Refunding RB, Series 1A, AMT, 5.00%, 09/01/27	2,000	2,060,031
New Mexico Mortgage Finance Authority, RB, M/F Housing, 5.00%, 02/01/42(a)	1,030	1,039,305
		8,132,560
New York — 7.1%
Genesee County Funding Corp., Refunding RB
Series A, 5.00%, 12/01/24	200	200,498
Series A, 5.00%, 12/01/25	200	201,892
Metropolitan Transportation Authority, Refunding RB, Series D, 5.00%, 11/15/27	4,630	4,783,061
New York City Housing Development Corp., RB, M/F Housing(a)
Seires A-2, Sustainability Bonds, 3.70%, 05/01/63	5,000	5,013,372
Series E-2, Sustainability Bonds, 3.80%, 11/01/63	1,000	1,008,140
New York City Housing Development Corp., Refunding RB, Sustainability Bonds, 1.05%, 05/01/28	1,000	899,137
New York City Municipal Water Finance Authority, Refunding RB, Series A-1, Class DD, VRDN, 4.95%, 07/01/24(a)(b)	5,900	5,900,000

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
June 30, 2024
BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., ARB, Series A, AMT, 5.00%, 07/01/30	$995	$ 995,305
New York Transportation Development Corp., Refunding RB, Series A, AMT, 5.00%, 12/01/25	1,000	1,017,447
Port Authority of New York & New Jersey, Refunding ARB, Series 207, AMT, 5.00%, 09/15/29	1,000	1,039,879
Port Authority of New York & New Jersey, Refunding RB, Series 227, AMT, 3.00%, 10/01/27	1,230	1,208,446
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing
AMT, Sustainability Bonds, 0.75%, 10/01/24	830	821,818
AMT, Sustainability Bonds, 0.88%, 04/01/25	1,710	1,656,695
Triborough Bridge & Tunnel Authority, Refunding RB, Series E2A, Sustainability Bonds, 4.63%, 04/01/26(a)	7,500	7,501,162
Troy Capital Resource Corp., Refunding RB, 5.00%, 09/01/30	1,000	1,081,358
		33,328,210
North Carolina — 0.1%
North Carolina Turnpike Authority, Refunding RB, Senior Lien, 5.00%, 01/01/30	250	263,161
Ohio — 2.8%
Ohio Air Quality Development Authority, Refunding RB(a)
4.00%, 09/01/30	4,120	4,094,720
Series A, AMT, 4.25%, 11/01/39	3,385	3,398,768
Ohio Higher Educational Facility Commission, Refunding RB, Series B, 4.11%, 12/01/42(a)	5,335	5,219,756
State of Ohio, Refunding GO, Series B, 5.00%, 08/01/24	275	275,380
		12,988,624
Oregon — 0.4%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 28, AMT, 5.00%, 07/01/30	1,580	1,686,208
Pennsylvania — 2.6%
Allegheny County Hospital Development Authority, RB, Series D2, 4.46%, 11/15/26(a)	3,850	3,844,780
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/28	1,000	1,040,647
Commonwealth of Pennsylvania, Refunding GO, 5.00%, 08/15/24	610	611,142
Montgomery County Higher Education and Health Authority, Refunding RB, 5.00%, 09/01/28	1,850	1,940,209
Pennsylvania Higher Education Assistance Agency, RB, Series A, AMT, 5.00%, 06/01/28	1,925	1,999,018
School District of Philadelphia, GOL
Series A, (SAW), 5.00%, 09/01/24	555	556,156
Series A, (SAW), 5.00%, 09/01/29	1,350	1,458,360
State Public School Building Authority, Refunding RB, Series B, (AGM SAW), 5.00%, 06/01/29	740	793,335
		12,243,647
Rhode Island — 0.1%
Rhode Island Health and Educational Building Corp., Refunding RB, VRDN, 3.90%, 07/05/24(a)(b)	600	600,000
South Carolina — 0.2%
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/28	1,000	1,008,578
Security	Par (000)	Value
Tennessee — 0.8%
Johnson City Health & Educational Facilities Board, Refunding RB
Series A, 5.00%, 07/01/24	$1,190	$ 1,190,105
Series A, 5.00%, 07/01/25	1,000	1,012,089
New Memphis Arena Public Building Authority, RB, CAB, Convertible, 4.00%, 04/01/26(e)	1,855	1,758,087
		3,960,281
Texas — 9.3%
Goose Creek Consolidated Independent School District, GO, (PSF), 2.00%, 02/15/25	1,285	1,274,423
Harris County Cultural Education Facilities Finance Corp., Refunding RB(a)
Class B, 5.00%, 06/01/50	1,500	1,570,347
Class C, 5.00%, 07/01/54	5,000	5,350,801
Matagorda County Navigation District No. 1, Refunding RB
2.60%, 11/01/29	2,125	1,958,294
Series B-1, 4.00%, 06/01/30	1,125	1,125,101
Series B-2, 4.00%, 06/01/30	1,800	1,800,205
AMT, 4.25%, 05/01/30	1,145	1,116,486
North Central Texas Housing Finance Corp., RB, M/F Housing, 0.38%, 08/01/40(a)	3,500	3,488,287
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/27	6,000	6,254,708
Port Authority of Houston of Harris County Texas, Refunding GO, Series A, AMT, 5.00%, 10/01/27	1,020	1,064,842
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
Series B, 5.00%, 07/01/25	1,125	1,140,685
Series B, 5.00%, 07/01/30	3,925	4,254,789
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/28	5,130	5,311,835
5.00%, 12/15/29	3,785	3,923,241
Texas Municipal Gas Acquisition & Supply Corp. IV, RB, Series A, 5.50%, 01/01/54(a)	1,500	1,605,844
Texas Municipal Gas Acquisition and Supply Corp. II, RB, Series C, 4.39%, 09/15/27(a)	2,500	2,497,193
		43,737,081
Virginia — 0.4%
Isle Wight County Industrial Development Authority, RB
(AGM), 5.00%, 07/01/27	360	375,835
(AGM), 5.00%, 07/01/30	200	217,006
Louisa Industrial Development Authority, RB, Series C, 3.80%, 11/01/35(a)	1,125	1,131,933
		1,724,774
Washington — 1.6%
State of Washington, GO, Series A, 0.00%, 12/01/28(d)	1,000	866,758
Washington Health Care Facilities Authority, Refunding RB
Series B, 5.00%, 08/15/25	635	642,721
Series B, 5.00%, 08/01/49(a)	2,255	2,278,918
Series B-3, 5.00%, 08/01/49(a)	3,730	3,839,492
		7,627,889
Wisconsin — 4.1%
State of Wisconsin, GO, Series A, 4.30%, 05/01/25(a)	10,380	10,422,841
Schedule of Investments

Schedule of Investments (continued)
June 30, 2024
BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, RB, 5.00%, 08/01/27(c)	$1,000	$ 1,009,900
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series C-2, 4.06%, 08/15/54(a)	8,000	7,762,678
		19,195,419
Total Long-Term Investments — 94.3% (Cost: $441,726,197)		443,662,410
Short-Term Securities
Commercial Paper — 4.3%
Dallas Fort Worth International Airport, 4.00%, 07/02/24	10,000	9,999,739
El Paso Water & Sewer Revenue, 3.90%, 09/10/24 - 09/17/24	10,000	9,999,901
		19,999,640

	Shares
Money Market Funds — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.88%(f)(g)	84,858	84,866
Total Short-Term Securities — 4.3% (Cost: $20,084,866)		20,084,506
Total Investments — 98.6% (Cost: $461,811,063)		463,746,916
Other Assets Less Liabilities — 1.4%		6,671,031
Net Assets — 100.0%		$ 470,417,947

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 69,048	$ 14,900 (a)	$ —	$ 918	$ —	$ 84,866	84,858	$ 106,903	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 443,662,410	$ —	$ 443,662,410

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
June 30, 2024
BlackRock Short-Term Municipal Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Commercial Paper	$ —	$ 19,999,640	$ —	$ 19,999,640
Money Market Funds	84,866	—	—	84,866
	$84,866	$463,662,050	$—	$463,746,916
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
June 30, 2024

	BlackRock New York Municipal Opportunities Fund	BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 1,230,522,936	$ 1,550,604,733	$ 7,174,045,576	$ 463,662,050
Investments, at value — affiliated(b)	9,233,820	95,556,313	388,553,485	84,866
Cash pledged for futures contracts	771,000	733,000	—	—
Receivables:
Investments sold	1,444,650	510,487	22,470,057	4,001,000
Capital shares sold	1,187,306	2,375,756	8,752,404	1,382,126
Dividends — affiliated	42,987	554,385	1,073,512	3,860
Interest — unaffiliated	12,892,103	20,135,992	85,883,584	3,422,224
Variation margin on futures contracts	194,136	220,447	—	—
Unrealized appreciation on unfunded commitments	7,354,522	12,193,953	—	—
Prepaid expenses	455,310	756,484	163,874	53,431
Total assets	1,264,098,770	1,683,641,550	7,680,942,492	472,609,557
ACCRUED LIABILITIES
Bank overdraft	—	46,913	4,050	—
Payables:
Investments purchased	—	5,827,010	158,674,138	—
Accounting services fees	53,181	60,445	258,491	33,434
Capital shares redeemed	3,768,293	14,319,388	23,328,323	1,482,449
Custodian fees	5,455	6,187	34,916	2,571
Income dividend distributions	581,408	1,124,736	3,267,961	465,365
Interest expense and fees	500,139	112,540	757,661	—
Investment advisory fees	402,850	606,869	2,195,096	95,063
Directors’ and Officer’s fees	12,354	859	218,166	468
Other accrued expenses	21,052	18,979	58,965	17,366
Professional fees	41,290	20,133	31,549	23,278
Service and distribution fees	131,151	110,836	470,737	41,540
Transfer agent fees	116,426	155,572	778,407	30,076
Total accrued liabilities	5,633,599	22,410,467	190,078,460	2,191,610
OTHER LIABILITIES
TOB Trust Certificates	60,639,997	16,330,000	70,530,007	—
Total liabilities	66,273,596	38,740,467	260,608,467	2,191,610
Commitments and contingent liabilities
NET ASSETS	$ 1,197,825,174	$ 1,644,901,083	$ 7,420,334,025	$ 470,417,947
NET ASSETS CONSIST OF
Paid-in capital	$ 1,296,385,617	$ 1,814,200,272	$ 8,323,842,988	$ 493,561,794
Accumulated loss	(98,560,443)	(169,299,189)	(903,508,963)	(23,143,847)
NET ASSETS	$ 1,197,825,174	$ 1,644,901,083	$ 7,420,334,025	$ 470,417,947
(a) Investments, at cost—unaffiliated	$1,236,948,488	$1,593,747,361	$7,133,544,308	$461,726,197
(b) Investments, at cost—affiliated	$9,233,820	$95,549,240	$388,464,926	$84,866

2024 BlackRock Annual Financial Statements

Statements of Assets and Liabilities  (continued)
June 30, 2024

	BlackRock New York Municipal Opportunities Fund	BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
NET ASSET VALUE
Institutional
Net assets	$ 616,000,784	$ 840,630,082	$ 3,872,636,990	$ 231,141,748
Shares outstanding	57,777,457	91,738,633	383,457,452	23,487,917
Net asset value	$ 10.66	$ 9.16	$ 10.10	$ 9.84
Shares authorized	Unlimited	350 Million	800 Million	150 Million
Par value	$0.10	$0.10	$0.10	$0.10
Service
Net assets	N/A	N/A	$ 726,409	N/A
Shares outstanding	N/A	N/A	71,978	N/A
Net asset value	N/A	N/A	$ 10.09	N/A
Shares authorized	N/A	N/A	375 Million	N/A
Par value	N/A	N/A	$0.10	N/A
Investor A
Net assets	$ 474,422,292	$ 482,171,873	$ 2,119,531,946	$ 190,478,554
Shares outstanding	44,470,232	52,756,583	209,726,887	19,340,796
Net asset value	$ 10.67	$ 9.14	$ 10.11	$ 9.85
Shares authorized	Unlimited	100 Million	800 Million	150 Million
Par value	$0.10	$0.10	$0.10	$0.10
Investor A1
Net assets	$ 62,654,642	N/A	N/A	$ 8,777,716
Shares outstanding	5,873,308	N/A	N/A	891,086
Net asset value	$ 10.67	N/A	N/A	$ 9.85
Shares authorized	Unlimited	N/A	N/A	150 Million
Par value	$0.10	N/A	N/A	$0.10
Investor C
Net assets	$ 35,098,107	$ 19,140,192	$ 44,990,635	$ 3,429,343
Shares outstanding	3,291,190	2,088,394	4,451,298	360,230
Net asset value	$ 10.66	$ 9.17	$ 10.11	$ 9.52
Shares authorized	Unlimited	100 Million	375 Million	150 Million
Par value	$0.10	$0.10	$0.10	$0.10
Class K
Net assets	$ 9,649,349	$ 302,958,936	$ 1,382,448,045	$ 36,590,586
Shares outstanding	905,272	33,073,529	136,830,978	3,717,414
Net asset value	$ 10.66	$ 9.16	$ 10.10	$ 9.84
Shares authorized	Unlimited	2 Billion	1.35 Billion	150 Million
Par value	$0.10	$0.10	$0.10	$0.10
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended June 30, 2024

	BlackRock New York Municipal Opportunities Fund	BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
INVESTMENT INCOME
Dividends — affiliated	$1,482,606	$3,044,836	$14,657,447	$106,903
Interest — unaffiliated	47,640,250	76,163,869	327,410,454	19,089,020
Total investment income	49,122,856	79,208,705	342,067,901	19,195,923
EXPENSES
Investment advisory	5,610,088	7,252,421	34,195,861	1,568,551
Service and distribution — class specific	1,703,750	1,414,990	6,200,422	570,917
Transfer agent — class specific	814,152	846,998	5,158,952	379,301
Accounting services	160,876	183,263	752,771	95,696
Professional	144,844	156,357	116,895	71,896
Registration	92,514	184,728	477,725	149,563
Printing and postage	59,583	33,619	56,287	30,489
Proxy	19,302	50,376	209,286	11,583
Custodian	15,521	17,632	99,181	6,833
Directors and Officer	10,303	10,198	117,466	2,909
Miscellaneous	33,788	18,373	213,786	29,842
Total expenses excluding interest expense and fees	8,664,721	10,168,955	47,598,632	2,917,580
Interest expense and fees — unaffiliated(a)	2,542,730	401,965	5,724,168	8,768
Total expenses	11,207,451	10,570,920	53,322,800	2,926,348
Less:
Fees waived and/or reimbursed by the Manager	(696,417)	(156,740)	(2,342,554)	(296,896)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(215,627)	(182,588)	(2,054,576)	(161,310)
Total expenses after fees waived and/or reimbursed	10,295,407	10,231,592	48,925,670	2,468,142
Net investment income	38,827,449	68,977,113	293,142,231	16,727,781
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(19,699,207)	(43,133,168)	(177,454,793)	(3,741,698)
Investments — affiliated	337	14,418	(657,039)	918
Futures contracts	9,113,741	(312,808)	4,709,515	—
Payment by affiliate	—	5,419	12,317	—
	(10,585,129)	(43,426,139)	(173,390,000)	(3,740,780)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	36,175,827	104,449,804	175,950,090	7,845,578
Investments — affiliated	(337)	(2,136)	(40,672)	—
Futures contracts	(4,302,152)	(151,128)	(4,223,162)	—
Unfunded commitments	7,354,522	12,193,953	—	—
	39,227,860	116,490,493	171,686,256	7,845,578
Net realized and unrealized gain (loss)	28,642,731	73,064,354	(1,703,744)	4,104,798
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$67,470,180	$142,041,467	$291,438,487	$20,832,579
(a) All or a portion of is related to TOB Trusts.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Statements of Changes in Net Assets

	BlackRock New York Municipal Opportunities Fund		BlackRock High Yield Municipal Fund
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/24	Year Ended 06/30/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$38,827,449	$38,361,397	$68,977,113	$74,792,141
Net realized loss	(10,585,129)	(18,359,279)	(43,426,139)	(86,573,767)
Net change in unrealized appreciation (depreciation)	39,227,860	17,953,443	116,490,493	17,596,287
Net increase in net assets resulting from operations	67,470,180	37,955,561	142,041,467	5,814,661
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(19,659,948)	(18,871,586)	(33,368,841)	(36,868,182)
Investor A	(14,900,011)	(15,753,405)	(19,294,527)	(21,355,817)
Investor A1	(2,067,642)	(2,092,067)	—	—
Investor C	(927,270)	(1,107,024)	(697,229)	(879,081)
Class K	(288,766)	(165,888)	(12,651,484)	(14,355,376)
Decrease in net assets resulting from distributions to shareholders	(37,843,637)	(37,989,970)	(66,012,081)	(73,458,456)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(105,804,189)	(100,671,161)	(162,867,748)	(124,474,537)
NET ASSETS
Total decrease in net assets	(76,177,646)	(100,705,570)	(86,838,362)	(192,118,332)
Beginning of year	1,274,002,820	1,374,708,390	1,731,739,445	1,923,857,777
End of year	$1,197,825,174	$1,274,002,820	$1,644,901,083	$1,731,739,445

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock National Municipal Fund		BlackRock Short-Term Municipal Fund
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/24	Year Ended 06/30/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$293,142,231	$321,416,784	$16,727,781	$13,764,820
Net realized loss	(173,390,000)	(522,716,261)	(3,740,780)	(8,934,263)
Net change in unrealized appreciation (depreciation)	171,686,256	497,352,297	7,845,578	7,156,997
Net increase in net assets resulting from operations	291,438,487	296,052,820	20,832,579	11,987,554
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(130,085,036)	(129,380,210)	(8,799,656)	(7,459,562)
Service	(29,441)	(51,853)	—	—
Investor A	(69,871,437)	(77,690,641)	(6,174,204)	(4,794,472)
Investor A1	—	—	(297,368)	(222,165)
Investor C	(1,259,326)	(1,654,404)	(92,999)	(65,028)
Class K	(89,195,679)	(113,373,232)	(1,263,544)	(1,287,639)
Decrease in net assets resulting from distributions to shareholders	(290,440,919)	(322,150,340)	(16,627,771)	(13,828,866)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(2,502,014,385)	(1,258,303,426)	(139,130,692)	(237,267,630)
NET ASSETS
Total decrease in net assets	(2,501,016,817)	(1,284,400,946)	(134,925,884)	(239,108,942)
Beginning of year	9,921,350,842	11,205,751,788	605,343,831	844,452,773
End of year	$7,420,334,025	$9,921,350,842	$470,417,947	$605,343,831

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund
	Institutional
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$10.38	$10.36	$11.59	$10.83	$11.38
Net investment income(a)	0.35	0.32	0.28	0.28	0.28
Net realized and unrealized gain (loss)	0.27	0.01	(1.23)	0.76	(0.55)
Net increase (decrease) from investment operations	0.62	0.33	(0.95)	1.04	(0.27)
Distributions from net investment income(b)	(0.34)	(0.31)	(0.28)	(0.28)	(0.28)
Net asset value, end of year	$10.66	$10.38	$10.36	$11.59	$10.83
Total Return(c)
Based on net asset value	6.14%	3.27%(d)	(8.35)%	9.71%	(2.41)%
Ratios to Average Net Assets(e)
Total expenses	0.80%	0.81%	0.62%	0.61%	0.63%
Total expenses after fees waived and/or reimbursed	0.71%	0.71%	0.56%	0.54%	0.58%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.36%	3.06%	2.49%	2.49%	2.52%
Supplemental Data
Net assets, end of year (000)	$616,001	$617,182	$646,500	$706,229	$702,632
Borrowings outstanding, end of year (000)	$60,640	$69,968	$119,892	$104,930	$94,386
Portfolio turnover rate	31%	38%	32%	15%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)
	Investor A
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$10.39	$10.36	$11.59	$10.84	$11.39
Net investment income(a)	0.32	0.29	0.25	0.25	0.25
Net realized and unrealized gain (loss)	0.28	0.03	(1.23)	0.75	(0.55)
Net increase (decrease) from investment operations	0.60	0.32	(0.98)	1.00	(0.30)
Distributions from net investment income(b)	(0.32)	(0.29)	(0.25)	(0.25)	(0.25)
Net asset value, end of year	$10.67	$10.39	$10.36	$11.59	$10.84
Total Return(c)
Based on net asset value	5.87%	3.11%(d)	(8.58)%	9.34%	(2.65)%
Ratios to Average Net Assets(e)
Total expenses	1.03%	1.05%	0.86%	0.85%	0.88%(f)
Total expenses after fees waived and/or reimbursed	0.96%	0.96%	0.81%	0.79%	0.84%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.11%	2.81%	2.24%	2.24%	2.27%
Supplemental Data
Net assets, end of year (000)	$474,422	$533,682	$585,695	$697,842	$756,236
Borrowings outstanding, end of year (000)	$60,640	$69,968	$119,892	$104,930	$94,386
Portfolio turnover rate	31%	38%	32%	15%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)
	Investor A1
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$10.39	$10.36	$11.59	$10.84	$11.38
Net investment income(a)	0.34	0.31	0.27	0.27	0.27
Net realized and unrealized gain (loss)	0.27	0.02	(1.23)	0.75	(0.54)
Net increase (decrease) from investment operations	0.61	0.33	(0.96)	1.02	(0.27)
Distributions from net investment income(b)	(0.33)	(0.30)	(0.27)	(0.27)	(0.27)
Net asset value, end of year	$10.67	$10.39	$10.36	$11.59	$10.84
Total Return(c)
Based on net asset value	6.03%	3.27%(d)	(8.44)%	9.50%	(2.42)%
Ratios to Average Net Assets(e)
Total expenses	0.87%	0.90%	0.71%	0.70%	0.73%(f)
Total expenses after fees waived and/or reimbursed	0.81%	0.81%	0.66%	0.64%	0.69%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.26%	2.96%	2.39%	2.39%	2.42%
Supplemental Data
Net assets, end of year (000)	$62,655	$67,802	$74,808	$89,501	$91,458
Borrowings outstanding, end of year (000)	$60,640	$69,968	$119,892	$104,930	$94,386
Portfolio turnover rate	31%	38%	32%	15%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)
	Investor C
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$10.38	$10.36	$11.59	$10.83	$11.38
Net investment income(a)	0.25	0.21	0.17	0.17	0.17
Net realized and unrealized gain (loss)	0.27	0.02	(1.23)	0.76	(0.55)
Net increase (decrease) from investment operations	0.52	0.23	(1.06)	0.93	(0.38)
Distributions from net investment income(b)	(0.24)	(0.21)	(0.17)	(0.17)	(0.17)
Net asset value, end of year	$10.66	$10.38	$10.36	$11.59	$10.83
Total Return(c)
Based on net asset value	5.08%	2.24%(d)	(9.27)%	8.62%	(3.38)%
Ratios to Average Net Assets(e)
Total expenses	1.79%	1.81%	1.62%	1.62%	1.64%
Total expenses after fees waived and/or reimbursed	1.71%	1.71%	1.56%	1.54%	1.59%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.35%	2.06%	1.48%	1.49%	1.52%
Supplemental Data
Net assets, end of year (000)	$35,098	$47,957	$62,566	$87,465	$111,588
Borrowings outstanding, end of year (000)	$60,640	$69,968	$119,892	$104,930	$94,386
Portfolio turnover rate	31%	38%	32%	15%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)
	Class K
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$10.38	$10.36	$11.58	$10.83	$11.38
Net investment income(a)	0.36	0.32	0.29	0.28	0.29
Net realized and unrealized gain (loss)	0.27	0.02	(1.23)	0.75	(0.55)
Net increase (decrease) from investment operations	0.63	0.34	(0.94)	1.03	(0.26)
Distributions from net investment income(b)	(0.35)	(0.32)	(0.28)	(0.28)	(0.29)
Net asset value, end of year	$10.66	$10.38	$10.36	$11.58	$10.83
Total Return(c)
Based on net asset value	6.19%	3.33%	(8.23)%	9.67%	(2.36)%
Ratios to Average Net Assets(d)
Total expenses	0.72%	0.76%	0.57%	0.57%	0.59%
Total expenses after fees waived and/or reimbursed	0.66%	0.66%	0.51%	0.49%	0.54%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(e)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	3.41%	3.12%	2.55%	2.53%	2.54%
Supplemental Data
Net assets, end of year (000)	$9,649	$7,380	$5,139	$5,202	$4,097
Borrowings outstanding, end of year (000)	$60,640	$69,968	$119,892	$104,930	$94,386
Portfolio turnover rate	31%	38%	32%	15%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock High Yield Municipal Fund
	Institutional
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$8.72	$9.00	$10.69	$9.54	$9.89
Net investment income(a)	0.39	0.36	0.32	0.35	0.36
Net realized and unrealized gain (loss)	0.42	(0.28)	(1.66)	1.15	(0.35)
Net increase (decrease) from investment operations	0.81	0.08	(1.34)	1.50	0.01
Distributions(b)
From net investment income	(0.37)	(0.36)	(0.32)	(0.35)	(0.36)
From net realized gain	—	—	(0.03)	—	—
Total distributions	(0.37)	(0.36)	(0.35)	(0.35)	(0.36)
Net asset value, end of year	$9.16	$8.72	$9.00	$10.69	$9.54
Total Return(c)
Based on net asset value	9.64%(d)	0.90%(d)	(12.84)%	16.00%	0.10%
Ratios to Average Net Assets(e)
Total expenses	0.60%	0.71%	0.61%	0.61%	0.66%
Total expenses after fees waived and/or reimbursed	0.57%	0.65%	0.59%	0.58%	0.64%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	0.54%	0.54%	0.54%	0.54%	0.53%
Net investment income	4.45%	4.12%	3.17%	3.44%	3.71%
Supplemental Data
Net assets, end of year (000)	$840,630	$887,272	$884,648	$1,190,526	$757,746
Borrowings outstanding, end of year (000)	$16,330	$—	$99,141	$114,824	$102,624
Portfolio turnover rate	34%	36%	34%	23%	31%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock High Yield Municipal Fund (continued)
	Investor A
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$8.70	$8.98	$10.67	$9.52	$9.87
Net investment income(a)	0.37	0.34	0.30	0.32	0.34
Net realized and unrealized gain (loss)	0.42	(0.29)	(1.66)	1.15	(0.35)
Net increase (decrease) from investment operations	0.79	0.05	(1.36)	1.47	(0.01)
Distributions(b)
From net investment income	(0.35)	(0.33)	(0.30)	(0.32)	(0.34)
From net realized gain	—	—	(0.03)	—	—
Total distributions	(0.35)	(0.33)	(0.33)	(0.32)	(0.34)
Net asset value, end of year	$9.14	$8.70	$8.98	$10.67	$9.52
Total Return(c)
Based on net asset value	9.38%(d)	0.64%(d)	(13.09)%	15.73%	(0.16)%
Ratios to Average Net Assets(e)
Total expenses	0.83%	0.94%	0.84%	0.85%	0.92%
Total expenses after fees waived and/or reimbursed	0.82%	0.90%	0.83%	0.83%	0.89%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	0.79%	0.79%	0.78%	0.78%	0.78%
Net investment income	4.21%	3.88%	2.96%	3.20%	3.46%
Supplemental Data
Net assets, end of year (000)	$482,172	$513,184	$616,248	$634,326	$422,270
Borrowings outstanding, end of year (000)	$16,330	$—	$99,141	$114,824	$102,624
Portfolio turnover rate	34%	36%	34%	23%	31%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock High Yield Municipal Fund (continued)
	Investor C
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$8.72	$9.01	$10.70	$9.55	$9.89
Net investment income(a)	0.30	0.28	0.22	0.25	0.26
Net realized and unrealized gain (loss)	0.44	(0.30)	(1.66)	1.15	(0.34)
Net increase (decrease) from investment operations	0.74	(0.02)	(1.44)	1.40	(0.08)
Distributions(b)
From net investment income	(0.29)	(0.27)	(0.22)	(0.25)	(0.26)
From net realized gain	—	—	(0.03)	—	—
Total distributions	(0.29)	(0.27)	(0.25)	(0.25)	(0.26)
Net asset value, end of year	$9.17	$8.72	$9.01	$10.70	$9.55
Total Return(c)
Based on net asset value	8.67%(d)	(0.22)%	(13.70)%	14.83%	(0.80)%
Ratios to Average Net Assets(e)
Total expenses	1.61%	1.73%	1.62%	1.63%	1.69%
Total expenses after fees waived and/or reimbursed	1.57%	1.65%	1.59%	1.59%	1.65%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	1.54%	1.54%	1.54%	1.54%	1.54%
Net investment income	3.46%	3.12%	2.18%	2.49%	2.70%
Supplemental Data
Net assets, end of year (000)	$19,140	$25,562	$33,626	$44,050	$58,114
Borrowings outstanding, end of year (000)	$16,330	$—	$99,141	$114,824	$102,624
Portfolio turnover rate	34%	36%	34%	23%	31%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock High Yield Municipal Fund (continued)
	Class K
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$8.72	$9.00	$10.69	$9.54	$9.89
Net investment income(a)	0.39	0.37	0.33	0.35	0.36
Net realized and unrealized gain (loss)	0.43	(0.29)	(1.66)	1.15	(0.34)
Net increase (decrease) from investment operations	0.82	0.08	(1.33)	1.50	0.02
Distributions(b)
From net investment income	(0.38)	(0.36)	(0.33)	(0.35)	(0.37)
From net realized gain	—	—	(0.03)	—	—
Total distributions	(0.38)	(0.36)	(0.36)	(0.35)	(0.37)
Net asset value, end of year	$9.16	$8.72	$9.00	$10.69	$9.54
Total Return(c)
Based on net asset value	9.70%(d)	0.95%(d)	(12.80)%	16.05%	0.14%
Ratios to Average Net Assets(e)
Total expenses	0.54%	0.65%	0.55%	0.57%	0.64%
Total expenses after fees waived and/or reimbursed	0.52%	0.60%	0.54%	0.54%	0.60%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(f)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	4.48%	4.15%	3.33%	3.47%	3.77%
Supplemental Data
Net assets, end of year (000)	$302,959	$305,721	$389,335	$166,379	$83,809
Borrowings outstanding, end of year (000)	$16,330	$—	$99,141	$114,824	$102,624
Portfolio turnover rate	34%	36%	34%	23%	31%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund
	Institutional
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$10.08	$10.08	$11.47	$11.07	$11.06
Net investment income(a)	0.34	0.32	0.22	0.21	0.26
Net realized and unrealized gain (loss)	0.02	—	(1.34)	0.40	0.02
Net increase (decrease) from investment operations	0.36	0.32	(1.12)	0.61	0.28
Distributions(b)
From net investment income	(0.34)	(0.32)	(0.22)	(0.21)	(0.26)
From net realized gain	—	(0.00)(c)	(0.05)	—	(0.01)
Total distributions	(0.34)	(0.32)	(0.27)	(0.21)	(0.27)
Net asset value, end of year	$10.10	$10.08	$10.08	$11.47	$11.07
Total Return(d)
Based on net asset value	3.62%(e)	3.27%(e)	(9.89)%	5.59%	2.62%
Ratios to Average Net Assets(f)
Total expenses	0.56%	0.61%	0.49%	0.49%	0.53%
Total expenses after fees waived and/or reimbursed	0.50%	0.55%	0.44%	0.44%	0.47%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	3.37%	3.21%	2.00%	1.89%	2.39%
Supplemental Data
Net assets, end of year (000)	$3,872,637	$4,030,551	$4,410,891	$5,801,296	$4,650,471
Borrowings outstanding, end of year (000)	$70,530	$207,520	$343,430	$126,900	$126,900
Portfolio turnover rate	58%	63%	74%	42%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Service
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$10.07	$10.07	$11.46	$11.07	$11.06
Net investment income(a)	0.31	0.30	0.20	0.19	0.25
Net realized and unrealized gain (loss)	0.02	—	(1.34)	0.39	0.01
Net increase (decrease) from investment operations	0.33	0.30	(1.14)	0.58	0.26
Distributions(b)
From net investment income	(0.31)	(0.30)	(0.20)	(0.19)	(0.24)
From net realized gain	—	(0.00)(c)	(0.05)	—	(0.01)
Total distributions	(0.31)	(0.30)	(0.25)	(0.19)	(0.25)
Net asset value, end of year	$10.09	$10.07	$10.07	$11.46	$11.07
Total Return(d)
Based on net asset value	3.36%(e)	3.01%	(10.11)%	5.24%	2.37%
Ratios to Average Net Assets(f)
Total expenses	0.82%	0.84%	0.70%	0.71%	0.74%
Total expenses after fees waived and/or reimbursed	0.75%	0.80%	0.68%	0.68%	0.71%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.68%	0.68%	0.67%	0.67%	0.67%
Net investment income	3.10%	2.94%	1.77%	1.65%	2.25%
Supplemental Data
Net assets, end of year (000)	$726	$1,348	$2,889	$3,564	$3,494
Borrowings outstanding, end of year (000)	$70,530	$207,520	$343,430	$126,900	$126,900
Portfolio turnover rate	58%	63%	74%	42%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Investor A
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$10.08	$10.08	$11.47	$11.08	$11.07
Net investment income(a)	0.31	0.30	0.19	0.19	0.24
Net realized and unrealized gain (loss)	0.03	—	(1.34)	0.39	0.02
Net increase (decrease) from investment operations	0.34	0.30	(1.15)	0.58	0.26
Distributions(b)
From net investment income	(0.31)	(0.30)	(0.19)	(0.19)	(0.24)
From net realized gain	—	(0.00)(c)	(0.05)	—	(0.01)
Total distributions	(0.31)	(0.30)	(0.24)	(0.19)	(0.25)
Net asset value, end of year	$10.11	$10.08	$10.08	$11.47	$11.08
Total Return(d)
Based on net asset value	3.46%(e)	3.01%	(10.11)%	5.23%	2.36%
Ratios to Average Net Assets(f)
Total expenses	0.80%	0.85%	0.75%	0.75%	0.80%
Total expenses after fees waived and/or reimbursed	0.75%	0.80%	0.69%	0.69%	0.72%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	3.12%	2.96%	1.74%	1.64%	2.13%
Supplemental Data
Net assets, end of year (000)	$2,119,532	$2,415,682	$2,976,747	$4,427,191	$3,978,736
Borrowings outstanding, end of year (000)	$70,530	$207,520	$343,430	$126,900	$126,900
Portfolio turnover rate	58%	63%	74%	42%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Investor C
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$10.09	$10.09	$11.48	$11.08	$11.07
Net investment income(a)	0.24	0.22	0.11	0.10	0.15
Net realized and unrealized gain (loss)	0.02	—	(1.34)	0.40	0.02
Net increase (decrease) from investment operations	0.26	0.22	(1.23)	0.50	0.17
Distributions(b)
From net investment income	(0.24)	(0.22)	(0.11)	(0.10)	(0.15)
From net realized gain	—	(0.00)(c)	(0.05)	—	(0.01)
Total distributions	(0.24)	(0.22)	(0.16)	(0.10)	(0.16)
Net asset value, end of year	$10.11	$10.09	$10.09	$11.48	$11.08
Total Return(d)
Based on net asset value	2.59%(e)	2.24%	(10.77)%	4.53%	1.60%
Ratios to Average Net Assets(f)
Total expenses	1.55%	1.61%	1.48%	1.48%	1.51%
Total expenses after fees waived and/or reimbursed	1.50%	1.55%	1.44%	1.44%	1.47%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	1.43%	1.43%	1.43%	1.43%	1.43%
Net investment income	2.36%	2.21%	0.99%	0.90%	1.39%
Supplemental Data
Net assets, end of year (000)	$44,991	$64,495	$87,530	$129,601	$232,884
Borrowings outstanding, end of year (000)	$70,530	$207,520	$343,430	$126,900	$126,900
Portfolio turnover rate	58%	63%	74%	42%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Class K
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$10.08	$10.08	$11.47	$11.08	$11.07
Net investment income(a)	0.34	0.33	0.23	0.22	0.27
Net realized and unrealized gain (loss)	0.02	—	(1.34)	0.39	0.02
Net increase (decrease) from investment operations	0.36	0.33	(1.11)	0.61	0.29
Distributions(b)
From net investment income	(0.34)	(0.33)	(0.23)	(0.22)	(0.27)
From net realized gain	—	(0.00)(c)	(0.05)	—	(0.01)
Total distributions	(0.34)	(0.33)	(0.28)	(0.22)	(0.28)
Net asset value, end of year	$10.10	$10.08	$10.08	$11.47	$11.08
Total Return(d)
Based on net asset value	3.67%(e)	3.32%(e)	(9.84)%	5.54%	2.67%
Ratios to Average Net Assets(f)
Total expenses	0.48%	0.53%	0.41%	0.42%	0.46%
Total expenses after fees waived and/or reimbursed	0.45%	0.50%	0.39%	0.39%	0.42%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.40%	3.26%	2.06%	1.94%	2.43%
Supplemental Data
Net assets, end of year (000)	$1,382,448	$3,409,276	$3,727,694	$4,831,923	$4,524,990
Borrowings outstanding, end of year (000)	$70,530	$207,520	$343,430	$126,900	$126,900
Portfolio turnover rate	58%	63%	74%	42%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short-Term Municipal Fund
	Institutional
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$9.76	$9.80	$10.17	$10.15	$10.15
Net investment income(a)	0.32	0.20	0.06	0.07	0.15
Net realized and unrealized gain (loss)	0.08	(0.03)	(0.37)	0.02	—
Net increase (decrease) from investment operations	0.40	0.17	(0.31)	0.09	0.15
Distributions from net investment income(b)	(0.32)	(0.21)	(0.06)	(0.07)	(0.15)
Net asset value, end of year	$9.84	$9.76	$9.80	$10.17	$10.15
Total Return(c)
Based on net asset value	4.13%	1.72%	(3.06)%	0.90%	1.47%
Ratios to Average Net Assets(d)
Total expenses	0.48%	0.46%	0.44%	0.44%	0.46%
Total expenses after fees waived and/or reimbursed	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	3.22%	2.09%	0.59%	0.70%	1.46%
Supplemental Data
Net assets, end of year (000)	$231,142	$316,270	$499,800	$502,164	$418,338
Portfolio turnover rate	90%	101%	106%	41%	94%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short-Term Municipal Fund (continued)
	Investor A
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$9.77	$9.81	$10.18	$10.16	$10.15
Net investment income(a)	0.29	0.18	0.03	0.05	0.12
Net realized and unrealized gain (loss)	0.08	(0.04)	(0.36)	0.02	0.01
Net increase (decrease) from investment operations	0.37	0.14	(0.33)	0.07	0.13
Distributions from net investment income(b)	(0.29)	(0.18)	(0.04)	(0.05)	(0.12)
Net asset value, end of year	$9.85	$9.77	$9.81	$10.18	$10.16
Total Return(c)
Based on net asset value	3.88%	1.48%	(3.28)%	0.66%	1.32%
Ratios to Average Net Assets(d)
Total expenses	0.65%	0.65%	0.63%	0.64%	0.65%
Total expenses after fees waived and/or reimbursed	0.60%	0.59%	0.59%	0.59%	0.60%
Net investment income	2.99%	1.86%	0.34%	0.45%	1.19%
Supplemental Data
Net assets, end of year (000)	$190,479	$227,368	$256,950	$287,551	$199,842
Portfolio turnover rate	90%	101%	106%	41%	94%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short-Term Municipal Fund (continued)
	Investor A1
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$9.77	$9.81	$10.18	$10.16	$10.16
Net investment income(a)	0.31	0.19	0.04	0.06	0.13
Net realized and unrealized gain (loss)	0.08	(0.03)	(0.36)	0.02	0.01
Net increase (decrease) from investment operations	0.39	0.16	(0.32)	0.08	0.14
Distributions from net investment income(b)	(0.31)	(0.20)	(0.05)	(0.06)	(0.14)
Net asset value, end of year	$9.85	$9.77	$9.81	$10.18	$10.16
Total Return(c)
Based on net asset value	4.03%	1.61%	(3.15)%	0.80%	1.37%
Ratios to Average Net Assets(d)
Total expenses	0.53%	0.53%	0.51%	0.51%	0.51%
Total expenses after fees waived and/or reimbursed	0.46%	0.46%	0.46%	0.46%	0.46%
Net investment income	3.13%	1.95%	0.44%	0.57%	1.33%
Supplemental Data
Net assets, end of year (000)	$8,778	$10,266	$11,876	$12,930	$14,172
Portfolio turnover rate	90%	101%	106%	41%	94%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short-Term Municipal Fund (continued)
	Investor C
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$9.45	$9.48	$9.88	$9.89	$9.89
Net investment income (loss)(a)	0.21	0.08	(0.07)	(0.05)	0.03
Net realized and unrealized gain (loss)	0.07	(0.01)	(0.33)	0.04	0.02
Net increase (decrease) from investment operations	0.28	0.07	(0.40)	(0.01)	0.05
Distributions from net investment income(b)	(0.21)	(0.10)	—	—	(0.05)
Net asset value, end of year	$9.52	$9.45	$9.48	$9.88	$9.89
Total Return(c)
Based on net asset value	3.01%	0.80%	(4.05)%	(0.10)%	0.46%
Ratios to Average Net Assets(d)
Total expenses	1.47%	1.44%	1.42%	1.43%	1.43%
Total expenses after fees waived and/or reimbursed	1.36%	1.36%	1.36%	1.36%	1.36%
Net investment income (loss)	2.21%	0.88%	(0.76)%	(0.53)%	0.34%
Supplemental Data
Net assets, end of year (000)	$3,429	$5,411	$4,576	$5,123	$10,373
Portfolio turnover rate	90%	101%	106%	41%	94%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short-Term Municipal Fund (continued)
	Class K
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$9.77	$9.80	$10.17	$10.15	$10.15
Net investment income(a)	0.32	0.20	0.06	0.06	0.12
Net realized and unrealized gain (loss)	0.07	(0.02)	(0.37)	0.04	0.03
Net increase (decrease) from investment operations	0.39	0.18	(0.31)	0.10	0.15
Distributions from net investment income(b)	(0.32)	(0.21)	(0.06)	(0.08)	(0.15)
Net asset value, end of year	$9.84	$9.77	$9.80	$10.17	$10.15
Total Return(c)
Based on net asset value	4.08%	1.87%	(3.01)%	0.95%	1.52%
Ratios to Average Net Assets(d)
Total expenses	0.37%	0.37%	0.35%	0.36%	0.37%
Total expenses after fees waived and/or reimbursed	0.31%	0.31%	0.31%	0.31%	0.31%
Net investment income	3.27%	2.04%	0.64%	0.57%	1.23%
Supplemental Data
Net assets, end of year (000)	$36,591	$46,029	$71,250	$18,177	$7,148
Portfolio turnover rate	90%	101%	106%	41%	94%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Multi-State Municipal Series Trust (the “Trust”) and BlackRock Municipal Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock Multi-State Municipal Series Trust	BlackRock New York Municipal Opportunities Fund	New York Municipal	Diversified
BlackRock Municipal Bond Fund, Inc.	BlackRock High Yield Municipal Fund	High Yield Municipal	Diversified
	BlackRock National Municipal Fund	National Municipal	Diversified
	BlackRock Short-Term Municipal Fund	Short-Term Municipal	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional, Service and Class K Shares are sold only to certain eligible investors.  Service, Investor A, Investor A1 and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor A1 Shares	No(b)	No(c)	None
Investor C Shares	No	Yes(d)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00% for all Funds other than New York Municipal, which is subject to a maximum sales charge of 4.00%.
The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.

(c)
Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Trustees of BlackRock Multi-State Municipal Series Trust and Board of Directors of BlackRock Municipal Bond Fund, Inc. are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
Notes to Financial Statements

Notes to Financial Statements  (continued)

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.  As of period end, the Funds had the following unfunded commitments:
Fund Name	Investment Name	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
New York Municipal	Puerto Rico Electric Power Authority, Series B-1	$7,320,315	$ 7,320,315	$8,292,625	$ 972,310
	Puerto Rico Electric Power Authority, Series B-2	35,435,528	35,435,528	41,817,740	6,382,212
					$ 7,354,522
High Yield Municipal	Puerto Rico Electric Power Authority, Series B-1	$12,137,236	$ 12,137,236	$13,749,347	1,612,111
	Puerto Rico Electric Power Authority, Series B-2	58,752,854	58,752,854	69,334,696	10,581,842
					$ 12,193,953
Municipal Bonds Transferred to TOB Trusts: Certain Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.
The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration,  trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of offering costs in the Statements of Operations.  Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:
Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
New York Municipal	$ 2,239,720	$ 238,570	$ 64,262	$ 2,542,552
High Yield Municipal	350,331	33,250	16,372	399,953
National Municipal	4,138,655	411,721	1,159,744	5,710,120
Notes to Financial Statements

Notes to Financial Statements  (continued)

For the year ended June 30, 2024, the following table is a summary of each Fund’s TOB Trusts:
Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
New York Municipal	$ 130,430,449	$ 60,639,997	3.90% — 4.00%	$ 63,020,408	4.04%
High Yield Municipal	25,757,279	16,330,000	3.91	10,391,366	3.85
National Municipal	151,870,000	70,530,007	3.90 — 3.91	117,298,010	4.87

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity
Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”).
As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at June 30, 2024, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at June 30, 2024.

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	New York Municipal	High Yield Municipal
First $1 billion	0.47%	0.47%
$1 billion — $3 billion	0.44	0.44
$3 billion — $5 billion	0.42	0.42
$5 billion — $10 billion	0.41	0.41
Greater than $10 billion	0.40	0.40

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

	Investment Advisory Fees
Aggregate of Average Daily Net Assets of the Two Combined Funds(a)	National Municipal	Short-Term Municipal
First $250 Million	0.410%	0.360%
$250 Million — $400 Million	0.385	0.340
$400 Million — $550 Million	0.385	0.320
Greater than $550 Million	0.385	0.290
(a) The portion of the assets of a Fund to which the rate of each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of National Municipal and Short-Term Municipal (the “two combined Funds”) that falls within that breakpoint level by the aggregate average daily net assets of the two combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.
Service and Distribution Fees:  The Corporation and the Trust, on behalf of the applicable Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	New York Municipal		High Yield Municipal		National Municipal		Short-Term Municipal
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	N/A	N/A	0.25%	N/A	N/A	N/A
Investor A	0.25%	N/A	0.25%	N/A	0.25	N/A	0.25%	N/A
Investor A1	0.10	N/A	N/A	N/A	N/A	N/A	0.10	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended June 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Service	Investor A	Investor A1	Investor C	Total
New York Municipal	$ —	$ 1,231,097	$ 65,097	$ 407,556	$ 1,703,750
High Yield Municipal	—	1,201,561	—	213,429	1,414,990
National Municipal	2,399	5,658,452	—	539,571	6,200,422
Short-Term Municipal	—	518,980	9,561	42,376	570,917
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended June 30, 2024, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended June 30, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
New York Municipal	$ 1,131	$ —	$ 2,105	$ 1,622	$ —	$ 28	$ 4,886
High Yield Municipal	1,525	—	2,604	—	556	486	5,171
National Municipal	32,828	149	9,791	—	734	11,208	54,710
Short-Term Municipal	1,131	—	1,041	61	47	91	2,371
For the year ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
New York Municipal	$ 476,934	$ —	$ 276,411	$ 33,976	$ 26,343	$ 488	$ 814,152
High Yield Municipal	564,336	—	241,283	—	18,060	23,319	846,998
National Municipal	3,375,644	912	1,658,260	—	41,182	82,954	5,158,952
Short-Term Municipal	294,638	—	73,671	6,137	4,055	800	379,301
Other Fees:  For the year ended June 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
New York Municipal	$ 3,724
High Yield Municipal	5,781
National Municipal	12,385
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name	Investor A
Short-Term Municipal	$ 498
For the year ended June 30, 2024, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
New York Municipal	$ 27,062	$ 434
High Yield Municipal	55,140	964
National Municipal	69,983	4,614
Short-Term Municipal	6,803	—
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended June 30, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
New York Municipal	$ 40,012
High Yield Municipal	90,796
National Municipal	417,522
Short-Term Municipal	3,384
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.  With respect to National Municipal, for the year ended June 30, 2024, the Manager waived $119,009 in investment advisory fees pursuant to this arrangement.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K
New York Municipal	0.50%	0.00%	0.75%	0.60%	1.50%	0.45%
High Yield Municipal	0.54	0.00	0.79	0.00	1.54	0.49
National Municipal	0.43	0.68	0.68	0.00	1.43	0.38
Short-Term Municipal	0.36	0.00	0.61	0.46	1.36	0.31
The Manager has agreed not to reduce or discontinue this contractual expense limitation through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended June 30, 2024, the Manager waived and/or reimbursed the following amounts, which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
Fund Name	Fees Waived and/or Reimbursed by the Manager
New York Municipal	$ 656,405
High Yield Municipal	65,944
National Municipal	1,806,023
Short-Term Municipal	293,512
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statements of Operations. For the year ended June 30, 2024, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
New York Municipal	$ 177,268	$ —	$ 30,426	$ 1,459	$ 5,986	$ 488	$ 215,627
High Yield Municipal	150,246	—	2,909	—	6,865	22,568	182,588
National Municipal	1,429,311	432	527,651	—	14,228	82,954	2,054,576
Short-Term Municipal	157,218	—	—	1,357	1,936	799	161,310
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

permitted by each Fund’s investment policies and restrictions. New York Municipal, National Municipal and Short-Term Municipal are currently permitted to borrow under the Interfund Lending Program. High Yield Municipal is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended June 30, 2024, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Trust and the Corporation are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s and the  Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions:  During the six months ended December 31, 2023, High Yield Municipal and National Municipal received a reimbursement of $5,419 and $12,317, respectively, from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.
The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Short-Term Municipal	$11,222,169	$37,082,180	$—
7.
 PURCHASES AND SALES
For the year ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
New York Municipal	$ 379,773,203	$ 484,832,284
High Yield Municipal	506,592,621	690,745,092
National Municipal	4,926,100,225	7,221,211,669
Short-Term Municipal	466,251,098	597,584,773
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’ s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 06/30/24	Year Ended 06/30/23
New York Municipal
Tax-exempt income	$ 35,599,779	$ 36,173,402
Ordinary income	2,243,858	1,816,568
	$ 37,843,637	$ 37,989,970
High Yield Municipal
Tax-exempt income	$ 65,169,658	$ 72,388,731
Ordinary income	842,423	1,069,725
	$ 66,012,081	$ 73,458,456
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name	Year Ended 06/30/24	Year Ended 06/30/23
National Municipal
Tax-exempt income	$ 288,633,255	$ 320,985,801
Ordinary income	1,807,664	1,164,539
	$ 290,440,919	$ 322,150,340
Short-Term Municipal
Tax-exempt income	$ 16,627,771	$ 13,828,695
Ordinary income	—	171
	$ 16,627,771	$ 13,828,866
As of June 30, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
New York Municipal	$ 1,131,001	$ 181,000	$ (102,166,051)	$ 2,293,607	$ (98,560,443)
High Yield Municipal	1,439,925	665,308	(140,357,807)	(31,046,615)	(169,299,189)
National Municipal	14,694,286	—	(960,628,199)	42,424,950	(903,508,963)
Short-Term Municipal	467,576	—	(25,546,426)	1,935,003	(23,143,847)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums fixed income securities, the accrual of income on securities in default, the realization for tax purposes of unrealized gains/losses on certain futures contracts, the treatment of residual interests in TOB Trusts and the deferral of compensation to trustees.

As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
New York Municipal	$ 1,184,166,010	$ 35,283,159	$ (32,977,888)	$ 2,305,271
High Yield Municipal	1,673,071,614	64,642,126	(95,688,741)	(31,046,615)
National Municipal	7,449,444,721	132,050,600	(89,426,267)	42,624,333
Short-Term Municipal	461,811,913	4,064,766	(2,129,763)	1,935,003
9.
BANK BORROWINGS
The Trust and the Corporation, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended June 30, 2024, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Market Risk:  Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Notes to Financial Statements

Notes to Financial Statements  (continued)

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 06/30/24		Year Ended 06/30/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
New York Municipal
Institutional
Shares sold	19,480,209	$ 202,353,204	32,406,128	$ 335,027,734
Shares issued in reinvestment of distributions	1,682,698	17,525,548	1,603,853	16,570,892
Shares redeemed	(22,842,822)	(235,548,777)	(36,964,555)	(380,414,331)
	(1,679,915)	$ (15,670,025)	(2,954,574)	$ (28,815,705)
Investor A
Shares sold and automatic conversion of shares	5,920,081	$ 62,009,868	10,346,524	$ 107,423,413
Shares issued in reinvestment of distributions	1,345,005	14,009,786	1,406,363	14,539,454
Shares redeemed	(14,175,327)	(147,499,528)	(16,879,571)	(174,209,177)
	(6,910,241)	$ (71,479,874)	(5,126,684)	$ (52,246,310)
Investor A1
Shares sold	—	$ 1,547	—	$ —
Shares issued in reinvestment of distributions	139,511	1,452,871	141,242	1,459,876
Shares redeemed	(794,258)	(8,326,288)	(830,894)	(8,579,031)
	(654,747)	$ (6,871,870)	(689,652)	$ (7,119,155)
Investor C
Shares sold	255,783	$ 2,678,759	420,509	$ 4,336,131
Shares issued in reinvestment of distributions	87,099	905,836	103,781	1,072,286
Shares redeemed and automatic conversion of shares	(1,670,416)	(17,389,168)	(1,944,163)	(20,149,277)
	(1,327,534)	$ (13,804,573)	(1,419,873)	$ (14,740,860)
Class K
Shares sold	401,689	$ 4,166,809	468,916	$ 4,870,303
Shares issued in reinvestment of distributions	27,115	282,578	15,497	160,163
Shares redeemed	(234,588)	(2,427,234)	(269,561)	(2,779,597)
	194,216	$ 2,022,153	214,852	$ 2,250,869
	(10,378,221)	$ (105,804,189)	(9,975,931)	$ (100,671,161)

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 06/30/24		Year Ended 06/30/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
High Yield Municipal
Institutional
Shares sold	52,999,321	$ 456,840,905	111,362,980	$ 984,955,258
Shares issued in reinvestment of distributions	2,822,206	24,593,039	3,144,469	27,603,202
Shares redeemed	(65,826,941)	(566,713,215)	(111,018,776)	(975,425,098)
	(10,005,414)	$ (85,279,271)	3,488,673	$ 37,133,362
Investor A
Shares sold and automatic conversion of shares	14,852,833	$ 128,866,023	21,894,654	$ 194,013,727
Shares issued in reinvestment of distributions	2,094,046	18,173,947	2,224,395	19,470,725
Shares redeemed	(23,187,941)	(200,250,725)	(33,735,457)	(296,812,715)
	(6,241,062)	$ (53,210,755)	(9,616,408)	$ (83,328,263)
Investor C
Shares sold	189,255	$ 1,647,040	514,995	$ 4,534,226
Shares issued in reinvestment of distributions	79,600	691,363	98,158	861,513
Shares redeemed and automatic conversion of shares	(1,110,932)	(9,625,094)	(1,416,304)	(12,526,652)
	(842,077)	$ (7,286,691)	(803,151)	$ (7,130,913)
Class K
Shares sold	14,530,613	$ 126,963,043	27,438,350	$ 240,471,769
Shares issued in reinvestment of distributions	1,412,037	12,289,280	1,553,326	13,630,994
Shares redeemed	(17,936,984)	(156,343,354)	(37,176,904)	(325,251,486)
	(1,994,334)	$ (17,091,031)	(8,185,228)	$ (71,148,723)
	(19,082,887)	$ (162,867,748)	(15,116,114)	$ (124,474,537)

	Year Ended 06/30/24		Year Ended 06/30/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
National Municipal
Institutional
Shares sold	142,053,898	$ 1,420,084,013	244,446,398	$ 2,440,723,410
Shares issued in reinvestment of distributions	11,085,079	111,012,888	10,553,339	105,279,780
Shares redeemed	(169,627,961)	(1,691,971,481)	(292,758,167)	(2,910,047,193)
	(16,488,984)	$ (160,874,580)	(37,758,430)	$ (364,044,003)
Service
Shares sold	5,070	$ 51,631	26,659	$ 268,873
Shares issued in reinvestment of distributions	2,771	27,660	4,495	44,820
Shares redeemed	(69,702)	(701,062)	(184,205)	(1,832,566)
	(61,861)	$ (621,771)	(153,051)	$ (1,518,873)
Investor A
Shares sold and automatic conversion of shares	94,811,708	$ 927,784,864	259,086,337	$ 2,572,636,824
Shares issued in reinvestment of distributions	6,544,510	65,579,381	7,223,524	72,104,094
Shares redeemed	(131,165,404)	(1,293,036,469)	(321,963,496)	(3,197,402,552)
	(29,809,186)	$ (299,672,224)	(55,653,635)	$ (552,661,634)
Investor C
Shares sold	636,098	$ 6,354,684	980,208	$ 9,799,188
Shares issued in reinvestment of distributions	122,754	1,229,477	159,468	1,591,332
Shares redeemed and automatic conversion of shares	(2,701,753)	(27,073,834)	(3,424,402)	(34,200,726)
	(1,942,901)	$ (19,489,673)	(2,284,726)	$ (22,810,206)
Class K
Shares sold	70,782,123	$ 707,883,514	101,861,597	$ 1,015,663,294
Shares issued in reinvestment of distributions	8,533,339	85,297,598	10,841,140	108,197,314
Shares redeemed	(280,630,531)	(2,814,537,249)	(144,310,411)	(1,441,129,318)
	(201,315,069)	$ (2,021,356,137)	(31,607,674)	$ (317,268,710)
	(249,618,001)	$ (2,502,014,385)	(127,457,516)	$ (1,258,303,426)
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 06/30/24		Year Ended 06/30/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Short-Term Municipal
Institutional
Shares sold	11,346,923	$ 110,743,284	27,952,382	$ 272,437,165
Shares issued in reinvestment of distributions	578,182	5,664,165	464,272	4,525,411
Shares redeemed	(20,829,900)	(203,694,319)	(47,015,164)	(459,749,071)
	(8,904,795)	$ (87,286,870)	(18,598,510)	$ (182,786,495)
Investor A
Shares sold and automatic conversion of shares	5,499,237	$ 53,930,280	14,839,360	$ 144,766,174
Shares issued in reinvestment of distributions	587,154	5,757,237	451,773	4,407,135
Shares redeemed	(10,015,567)	(98,197,985)	(18,218,805)	(177,952,916)
	(3,929,176)	$ (38,510,468)	(2,927,672)	$ (28,779,607)
Investor A1
Shares issued in reinvestment of distributions	16,839	$ 165,123	13,181	$ 128,594
Shares redeemed	(176,274)	(1,728,490)	(173,253)	(1,692,017)
	(159,435)	$ (1,563,367)	(160,072)	$ (1,563,423)
Investor C
Shares sold	71,944	$ 682,284	442,653	$ 4,168,650
Shares issued in reinvestment of distributions	9,704	91,904	6,611	62,359
Shares redeemed and automatic conversion of shares	(294,240)	(2,786,759)	(359,060)	(3,386,085)
	(212,592)	$ (2,012,571)	90,204	$ 844,924
Class K
Shares sold	667,185	$ 6,539,336	4,566,177	$ 44,449,107
Shares issued in reinvestment of distributions	41,024	401,868	48,977	477,254
Shares redeemed	(1,704,061)	(16,698,620)	(7,170,154)	(69,909,390)
	(995,852)	$ (9,757,416)	(2,555,000)	$ (24,983,029)
	(14,201,850)	$ (139,130,692)	(24,151,050)	$ (237,267,630)
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2024 BlackRock Annual Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock New York Municipal Opportunities Fund, BlackRock High Yield Municipal Fund, BlackRock National Municipal Fund, and BlackRock Short-Term Municipal Fund and the Board of Trustees/Directors of BlackRock Multi-State Municipal Series Trust and BlackRock Municipal Bond Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust, and BlackRock High Yield Municipal Fund, BlackRock National Municipal Fund, and BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc. (the “Funds”), including the schedules of investments, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
August 22, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as tax-exempt interest dividends for the fiscal year ended June 30, 2024:
Fund Name	Exempt-Interest Dividends
New York Municipal	$ 35,922,981
High Yield Municipal	65,950,740
National Municipal	294,800,943
Short-Term Municipal	16,725,157
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended June 30, 2024:
Fund Name	Federal Obligation Interest
New York Municipal	$ 252,139
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended June 30, 2024:
Fund Name	Interest Dividends
New York Municipal	$ 2,379,856
High Yield Municipal	1,144,444
National Municipal	1,130,800
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended June 30, 2024:
Fund Name	Interest- Related Dividends
New York Municipal	$ 2,379,856
High Yield Municipal	1,144,444
National Municipal	1,130,800

2024 BlackRock Annual Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation and the Trust is paid by the Corporation and the Trust, on behalf of the Funds.
Dividend Policy
Each Fund’s dividend policy is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate). Each Fund intends to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In addition, in any monthly period, in order to maintain its declared distribution amount, each Fund may pay out more or less than the entire amount of net investment income earned in any particular month. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also come from sources other than net income, including return of capital.  The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Additional Information

Additional Information (continued)

Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

2024 BlackRock Annual Financial Statements

Disclosure of Investment Advisory Agreements

The Board of Directors/Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Multi-State Municipal Series Trust (the “Trust”) and BlackRock Municipal Bond Fund, Inc. (the “Company”) met on May 3, 2024 (the “May Meeting”) and June 6-7, 2024 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Agreements”) between each of the Trust, on behalf of BlackRock New York Municipal Opportunities Fund (the “New York Municipal Opportunities Fund”) and the Company, on behalf of BlackRock High Yield Municipal Fund (the “High Yield Fund”), BlackRock National Municipal Fund (the “National Fund”) and BlackRock Short-Term Municipal Fund (the “Short-Term Fund” and collectively with the High Yield Fund, the National Fund and the New York Municipal Opportunities Fund, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Company or the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were:  (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more
Disclosure of Investment Advisory Agreements

Disclosure of Investment Advisory Agreements (continued)

information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the New York Municipal Opportunities Fund ranked in the third, first and second quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the New York Municipal Opportunities Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the New York Municipal Opportunities Fund’s underperformance relative to its Morningstar Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, the High Yield Fund ranked in the second, first and first quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the High Yield Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, the National Fund ranked in the first, third and third quartiles, respectively against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the National Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the National Fund’s underperformance relative to its Morningstar Category during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, the Short-Term Fund ranked in the first, second and third quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Short-Term Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Short-Term Fund’s underperformance relative to its Morningstar Category during the applicable period.

2024 BlackRock Annual Financial Statements

Disclosure of Investment Advisory Agreements (continued)

C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the New York Municipal Opportunities Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the New York Municipal Opportunities Fund’s Expense Peers. The Board also noted that the New York Municipal Opportunities Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the New York Municipal Opportunities Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the New York Municipal Opportunities Fund decreases below certain contractually specified levels. In addition, the Board noted that BlackRock and the Board have contractually agreed to a cap on the New York Municipal Opportunities Fund’s total expenses as a percentage of the New York Municipal Opportunities Fund’s average daily net assets on a class-by-class basis.
The Board noted that the High Yield Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the High Yield Fund’s Expense Peers. The Board also noted that the High Yield Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the High Yield Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the High Yield Fund decreases below certain contractually specified levels. In addition, the Board noted that BlackRock and the Board have contractually agreed to a cap on the High Yield Fund’s total expenses as a percentage of the High Yield Fund’s average daily net assets on a class-by-class basis.
The Board noted that the National Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the National Fund’s Expense Peers. The Board also noted that the National Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the National Fund, combined with the assets of the Short-Term Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate size of the National Fund and the Short-Term Fund, decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the National Fund’s total expenses as a percentage of the National Fund’s average daily net assets on a class-by-class basis.
The Board noted that the Short-Term Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Short-Term Fund’s Expense Peers. The Board also noted that the Short-Term Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Short-Term Fund, combined with the assets of the National Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate size of the Short-Term Fund and the National Fund, decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Short-Term Fund’s total expenses as a percentage of the Short-Term Fund’s average daily net assets on a class-by-class basis.
Disclosure of Investment Advisory Agreements

Disclosure of Investment Advisory Agreements (continued)

D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services.  With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Company, on behalf of the High Yield Fund, the National Fund and the Short-Term Fund, and the Trust, on behalf of the New York Municipal Opportunities Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2024 BlackRock Annual Financial Statements

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
ST	Special Tax
TA	Tax Allocation
VRDN	Variable Rate Demand Note
Glossary of Terms Used in This Report

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 – Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: August 22, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date: August 22, 2024